UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-649

Fidelity Puritan Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2018

Item 1.

Reports to Stockholders

Fidelity® Balanced Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Balanced Fund	12.78%	10.42%	8.46%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund, a class of the fund, on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$22,525	Fidelity® Balanced Fund
$28,044	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame resurgent volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way, whereas notable laggards included some defensive sectors that struggled amid rising interest rates and investors’ preference for risk. Meanwhile, U.S. taxable investment-grade bonds declined modestly for the 12 months, a period in which market interest rates rose and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. By comparison, riskier, non-core fixed-income segments, including U.S. corporate high-yield, generally posted gains.

Comments from Co-Portfolio Manager Robert Stansky:  For the year, the fund’s share classes gained about 13%, topping the 11.05% advance of the Fidelity Balanced Hybrid Composite Index℠. Versus the Composite index, the fund benefited most from underweighting bonds and overweighting stocks, while security selection in both subportfolios helped to a lesser extent. The equity subportfolio rose 20.22% and topped its benchmark, the S&P 500® index. Versus that benchmark, stock selection in the information technology lifted performance most, followed by picks in energy, industrials and utilities. The top relative contributor was enterprise software supplier Citrix Systems. An out-of-index stake in Sunrun, the largest U.S. installer of residential solar systems, also proved helpful. Conversely, choices in consumer discretionary, consumer staples and health care weighed on our relative result. A non-index position in U.K.-based British American Tobacco detracted meaningfully, as did an underweighting in personal electronics maker Apple. The investment-grade bond subportfolio returned -0.43% to beat its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, aided by favorable duration management, sector allocation and security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 17, 2017, Richard Malnight assumed portfolio management responsibilities for the fund’s materials subportfolio, succeeding Tobias Welo. On September 24, 2018, Brian Lempel assumed portfolio management responsibilities for the fund's telecommunication services subportfolio, succeeding Douglas Simmons.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2018

% of fund's net assets
Amazon.com, Inc.	2.3
Microsoft Corp.	2.1
Alphabet, Inc. Class C	2.1
Apple, Inc.	2.1
Bank of America Corp.	1.3
9.9

Top Five Bond Issuers as of August 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.1
Fannie Mae	3.5
Freddie Mac	1.7
Ginnie Mae	1.6
Ginnie Mae guaranteed REMIC pass-thru certificates	0.5
18.4

Top Five Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	16.2
Financials	12.8
Consumer Discretionary	11.0
Health Care	11.0
Industrials	7.3

Asset Allocation (% of fund's net assets)

As of August 31, 2018 *,**
Stocks and Equity Futures	67.2%
Bonds	31.3%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 9.3%

 ** Futures and Swaps - 0.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 66.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
Aptiv PLC	625,900	$55,085
Delphi Technologies PLC	208,666	7,351
		62,436
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	1,238,960	74,672
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	675,400	35,891
Compass Group PLC	3,875,900	83,338
Dunkin' Brands Group, Inc.	376,900	27,472
Marriott International, Inc. Class A	483,237	61,115
McDonald's Corp.	555,200	90,070
Sea Ltd. ADR (b)	3,372,700	48,061
Starbucks Corp.	885,474	47,329
U.S. Foods Holding Corp. (a)	1,935,900	63,091
Wyndham Destinations, Inc.	747,100	33,022
Wyndham Hotels & Resorts, Inc.	747,100	42,398
		531,787
Household Durables - 0.3%
Lennar Corp. Class A	1,095,200	56,589
Newell Brands, Inc.	1,676,230	36,408
		92,997
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	394,700	794,429
JD.com, Inc. sponsored ADR (a)	4,213,400	131,879
Netflix, Inc. (a)	393,914	144,834
		1,071,142
Leisure Products - 0.1%
Mattel, Inc. (b)	1,725,100	26,618
Media - 1.6%
Charter Communications, Inc. Class A (a)	417,407	129,563
Comcast Corp. Class A	4,517,792	167,113
DISH Network Corp. Class A (a)	97,400	3,443
MDC Partners, Inc. Class A (a)	2,258,850	10,955
Naspers Ltd. Class N	98,400	21,868
The Walt Disney Co.	2,041,400	228,678
		561,620
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	890,900	71,726
Specialty Retail - 2.1%
Home Depot, Inc.	1,489,844	299,116
L Brands, Inc.	449,403	11,878
Lowe's Companies, Inc.	1,177,000	127,999
O'Reilly Automotive, Inc. (a)	189,708	63,632
TJX Companies, Inc.	1,513,557	166,446
Ulta Beauty, Inc. (a)	133,800	34,788
		703,859
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	996,450	81,908
Pinduoduo, Inc. ADR (b)	745,100	14,418
Tapestry, Inc.	860,100	43,598
		139,924

TOTAL CONSUMER DISCRETIONARY		3,336,781

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	405,900	37,847
Constellation Brands, Inc. Class A (sub. vtg.)	348,127	72,480
Keurig Dr. Pepper, Inc.	193,800	4,419
Monster Beverage Corp. (a)	832,342	50,681
The Coca-Cola Co.	4,579,308	204,100
		369,527
Food & Staples Retailing - 0.2%
Kroger Co.	1,207,408	38,033
Walgreens Boots Alliance, Inc.	627,675	43,033
		81,066
Food Products - 0.7%
Bunge Ltd.	674,263	43,814
Mondelez International, Inc.	2,609,400	111,474
The Kraft Heinz Co.	508,000	29,601
The Simply Good Foods Co. (a)	522,621	9,407
TreeHouse Foods, Inc. (a)	613,000	31,937
		226,233
Household Products - 0.5%
Colgate-Palmolive Co.	1,771,267	117,630
Procter & Gamble Co.	285,700	23,699
Spectrum Brands Holdings, Inc.	410,701	35,669
		176,998
Personal Products - 0.3%
Avon Products, Inc. (a)	9,197,478	18,395
Coty, Inc. Class A	900,902	11,135
Edgewell Personal Care Co. (a)	392,300	22,153
Estee Lauder Companies, Inc. Class A	176,282	24,701
Unilever NV (Certificaten Van Aandelen) (Bearer)	601,300	34,576
		110,960
Tobacco - 1.3%
Altria Group, Inc.	1,141,095	66,777
British American Tobacco PLC sponsored ADR	3,590,119	173,690
Philip Morris International, Inc.	2,423,599	188,774
		429,241

TOTAL CONSUMER STAPLES		1,394,025

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,347,600	44,430
Hess Midstream Partners LP	407,700	9,230
Liberty Oilfield Services, Inc. Class A (b)	781,600	15,351
NCS Multistage Holdings, Inc. (a)	1,307,539	21,274
Oceaneering International, Inc.	455,491	12,877
		103,162
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	1,064,902	68,580
Black Stone Minerals LP	757,000	14,020
BP PLC sponsored ADR	501,432	21,501
Cabot Oil & Gas Corp.	1,227,750	29,257
Centennial Resource Development, Inc. Class A (a)	1,052,700	20,286
Chevron Corp.	635,605	75,294
ConocoPhillips Co.	1,544,200	113,391
Devon Energy Corp.	2,198,600	94,386
EOG Resources, Inc.	906,000	107,116
Extraction Oil & Gas, Inc. (a)	745,251	8,608
Exxon Mobil Corp.	1,996,843	160,087
Magnolia Oil & Gas Corp.	931,000	12,904
Magnolia Oil & Gas Corp. Class A (a)	621,000	8,607
Marathon Petroleum Corp.	202,700	16,680
Noble Energy, Inc.	1,231,700	36,606
Parsley Energy, Inc. Class A (a)	1,624,530	45,113
Phillips 66 Co.	811,417	96,161
Pioneer Natural Resources Co.	341,600	59,678
PrairieSky Royalty Ltd.	897,437	16,505
Reliance Industries Ltd.	1,730,662	30,264
Suncor Energy, Inc.	1,846,700	76,019
Targa Resources Corp.	291,600	16,058
Valero Energy Corp.	821,100	96,791
Whiting Petroleum Corp. (a)	309,000	15,731
		1,239,643

TOTAL ENERGY		1,342,805

FINANCIALS - 8.8%
Banks - 3.9%
Bank of America Corp.	14,748,408	456,168
Citigroup, Inc.	4,393,012	312,958
First Horizon National Corp.	2,657,200	48,946
Huntington Bancshares, Inc.	13,857,612	224,632
KB Financial Group, Inc.	136,300	6,289
KeyCorp	2,421,100	51,013
PNC Financial Services Group, Inc.	534,900	76,780
Wells Fargo & Co.	2,918,400	170,668
		1,347,454
Capital Markets - 1.4%
Bank of New York Mellon Corp.	538,500	28,083
BlackRock, Inc. Class A	92,076	44,110
Cboe Global Markets, Inc.	171,311	17,268
E*TRADE Financial Corp. (a)	1,718,049	101,124
Goldman Sachs Group, Inc.	633,700	150,700
Northern Trust Corp.	300,800	32,324
Oaktree Capital Group LLC Class A	378,600	15,390
TD Ameritrade Holding Corp.	1,011,300	59,232
Virtu Financial, Inc. Class A	879,400	19,171
		467,402
Consumer Finance - 1.5%
Capital One Financial Corp.	3,103,501	307,526
OneMain Holdings, Inc. (a)	1,957,232	71,830
PPDAI Group, Inc. ADR (a)	515,100	3,348
SLM Corp. (a)	3,959,898	46,410
Synchrony Financial	2,064,700	65,389
		494,503
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class A (a)	78	24,632
KBC Ancora	398,674	20,139
Kimbell Royalty Partners LP	687,826	15,586
		60,357
Insurance - 1.8%
American International Group, Inc.	4,493,900	238,941
Aspen Insurance Holdings Ltd.	426,700	17,559
Hartford Financial Services Group, Inc.	1,179,400	59,406
Marsh & McLennan Companies, Inc.	191,877	16,239
MetLife, Inc.	2,861,100	131,296
RSA Insurance Group PLC	2,935,000	24,033
The Travelers Companies, Inc.	1,050,700	138,272
		625,746

TOTAL FINANCIALS		2,995,462

HEALTH CARE - 10.1%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	811,204	99,162
Amgen, Inc.	1,324,988	264,746
Biogen, Inc. (a)	408,785	144,501
Global Blood Therapeutics, Inc. (a)	327,146	16,014
Sarepta Therapeutics, Inc. (a)	285,200	39,369
Vertex Pharmaceuticals, Inc. (a)	676,400	124,728
		688,520
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	2,661,900	177,921
Align Technology, Inc. (a)	127,100	49,123
Baxter International, Inc.	1,799,000	133,792
Becton, Dickinson & Co.	792,100	207,427
Boston Scientific Corp. (a)	6,176,470	219,635
Intuitive Surgical, Inc. (a)	245,200	137,312
ResMed, Inc.	227,200	25,312
Wright Medical Group NV (a)	1,531,300	44,377
		994,899
Health Care Providers & Services - 2.9%
CVS Health Corp.	629,185	47,340
DaVita HealthCare Partners, Inc. (a)	905,700	62,756
HCA Holdings, Inc.	881,600	118,231
Henry Schein, Inc. (a)	976,208	75,832
Humana, Inc.	489,200	163,031
Molina Healthcare, Inc. (a)	611,500	84,387
UnitedHealth Group, Inc.	1,659,884	445,612
		997,189
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,067,200	72,079
Thermo Fisher Scientific, Inc.	687,297	164,333
		236,412
Pharmaceuticals - 1.6%
Allergan PLC	510,643	97,895
AstraZeneca PLC sponsored ADR	2,322,800	89,056
Bristol-Myers Squibb Co.	2,573,341	155,816
Jazz Pharmaceuticals PLC (a)	401,600	68,641
Nektar Therapeutics (a)	68,000	4,521
Perrigo Co. PLC	697,100	53,335
Roche Holding AG (participation certificate)	266,457	66,069
		535,333

TOTAL HEALTH CARE		3,452,353

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.3%
General Dynamics Corp.	55,400	10,714
Lockheed Martin Corp.	61,260	19,628
Northrop Grumman Corp.	267,274	79,779
Raytheon Co.	170,480	34,001
Rockwell Collins, Inc.	266,900	36,285
The Boeing Co.	274,120	93,966
United Technologies Corp.	1,427,152	187,956
		462,329
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	862,091	105,934
Airlines - 0.4%
American Airlines Group, Inc.	2,852,855	115,484
JetBlue Airways Corp. (a)	568,100	10,839
		126,323
Building Products - 0.5%
Allegion PLC	601,770	52,486
USG Corp. (a)	3,104,000	133,782
		186,268
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	266,000	16,410
Construction & Engineering - 0.6%
AECOM (a)	5,794,857	194,939
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	2,022,001	107,065
Sunrun, Inc. (a)(b)(c)	12,276,401	161,066
Vivint Solar, Inc. (a)(c)	8,241,297	43,267
		311,398
Industrial Conglomerates - 0.6%
3M Co.	101,340	21,375
General Electric Co.	9,942,000	128,649
Honeywell International, Inc.	350,900	55,814
		205,838
Machinery - 0.4%
Minebea Mitsumi, Inc.	2,857,400	53,645
WABCO Holdings, Inc. (a)	579,124	71,279
		124,924
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	62,956	97,569
Professional Services - 0.6%
Nielsen Holdings PLC	5,748,430	149,459
WageWorks, Inc. (a)	1,219,655	65,252
		214,711
Road & Rail - 0.7%
CSX Corp.	1,641,650	121,745
Norfolk Southern Corp.	615,436	106,987
		228,732
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	2,884,168	131,489

TOTAL INDUSTRIALS		2,406,864

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 0.0%
Finisar Corp. (a)	757,479	15,453
Electronic Equipment & Components - 0.1%
Jabil, Inc.	596,115	17,621
Internet Software & Services - 5.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,231,700	215,560
Alphabet, Inc.:
Class A (a)	200	246
Class C (a)	584,647	712,211
ANGI Homeservices, Inc. Class A(a)(b)	3,157,585	68,393
Facebook, Inc. Class A (a)	2,345,569	412,187
Hortonworks, Inc. (a)	2,577,202	57,523
IAC/InterActiveCorp (a)	158,600	31,276
MercadoLibre, Inc.	58,600	20,065
MINDBODY, Inc. (a)	3,713,781	137,781
MongoDB, Inc. Class A (b)	339,095	24,401
NetEase, Inc. ADR	287,100	56,763
Shopify, Inc. Class A (a)	189,800	27,613
Tencent Holdings Ltd.	318,200	13,679
Wise Talent Information Technology Co. Ltd. (a)	965,600	3,272
		1,780,970
IT Services - 0.8%
Alliance Data Systems Corp.	773,200	184,470
DXC Technology Co.	290,100	26,425
FleetCor Technologies, Inc. (a)	30,700	6,562
Leidos Holdings, Inc.	597,300	42,271
PayPal Holdings, Inc. (a)	309,371	28,564
		288,292
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	1,393,000	35,062
Analog Devices, Inc.	28,947	2,861
Applied Materials, Inc.	401,800	17,285
Broadcom, Inc.	333,684	73,087
Lam Research Corp.	248,800	43,065
MACOM Technology Solutions Holdings, Inc. (a)(b)	3,212,027	74,037
Marvell Technology Group Ltd.	2,397,800	49,587
Micron Technology, Inc. (a)	1,317,826	69,212
NVIDIA Corp.	790,342	221,833
NXP Semiconductors NV (a)	134,400	12,518
ON Semiconductor Corp. (a)	1,647,095	35,149
Qualcomm, Inc.	3,753,177	257,881
		891,577
Software - 5.4%
Activision Blizzard, Inc.	3,172,131	228,711
Adobe Systems, Inc. (a)	151,516	39,926
Autodesk, Inc. (a)	918,791	141,815
Avast PLC	10,612,100	35,427
Cardlytics, Inc. (a)	444,741	9,068
Citrix Systems, Inc. (a)	2,193,450	250,097
Kingsoft Corp. Ltd.	16,820,000	30,559
LINE Corp. (a)	358,200	16,344
Microsoft Corp.	6,375,712	716,184
Nuance Communications, Inc. (a)	9,122,200	148,874
Parametric Technology Corp. (a)	241,411	24,127
Red Hat, Inc. (a)	360,559	53,265
Salesforce.com, Inc. (a)	469,120	71,625
Symantec Corp.	314,100	6,332
Talend SA ADR (a)	1,012,500	62,319
Totvs SA	987,600	6,459
		1,841,132
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	3,091,931	703,816

TOTAL INFORMATION TECHNOLOGY		5,538,861

MATERIALS - 1.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	163,300	27,155
Axalta Coating Systems Ltd. (a)	254,300	7,756
DowDuPont, Inc.	3,044,414	213,505
FMC Corp.	134,500	11,493
LG Chemical Ltd.	18,700	6,136
Linde AG	147,200	33,523
LyondellBasell Industries NV Class A	678,100	76,476
Olin Corp.	887,700	27,279
Platform Specialty Products Corp. (a)	2,345,500	31,101
The Chemours Co. LLC	1,746,564	76,150
Westlake Chemical Corp.	347,133	32,828
		543,402
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	96,000	19,077
Containers & Packaging - 0.0%
Packaging Corp. of America	67,700	7,442
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	1,347,900	18,938
Newmont Mining Corp.	533,400	16,551
		35,489

TOTAL MATERIALS		605,410

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent Class A	529,300	12,280
American Tower Corp.	841,900	125,544
Ant International Co. Ltd. Class C (d)(e)	4,971,128	27,888
Boston Properties, Inc.	402,097	52,454
Colony NorthStar, Inc.	1,054,709	6,465
Corporate Office Properties Trust (SBI)	960,100	29,552
Corrections Corp. of America	395,000	10,227
Equinix, Inc.	124,800	54,429
Equity Lifestyle Properties, Inc.	124,700	12,081
Front Yard Residential Corp. Class B	1,952,211	23,856
Gaming & Leisure Properties	196,300	7,026
Healthcare Trust of America, Inc.	330,200	9,434
Outfront Media, Inc.	373,862	7,429
Pennsylvania Real Estate Investment Trust (SBI) (b)	624,500	6,370
Prologis, Inc.	856,400	57,533
Public Storage	358,700	76,252
Spirit MTA REIT	289,200	3,100
Spirit Realty Capital, Inc.	2,892,000	24,206
Store Capital Corp.	1,023,900	29,499
Sun Communities, Inc.	103,442	10,673
The Macerich Co.	254,400	14,943
VEREIT, Inc.	742,600	5,807
		607,048
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP	146,264	2,922
Cushman & Wakefield PLC	903,100	15,949
		18,871

TOTAL REAL ESTATE		625,919

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	4,681,064	149,513
Verizon Communications, Inc.	3,418,020	185,838
Zayo Group Holdings, Inc. (a)	588,963	20,413
		355,764
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	456,701	30,161

TOTAL TELECOMMUNICATION SERVICES		385,925

UTILITIES - 1.9%
Electric Utilities - 1.2%
Duke Energy Corp.	97,000	7,880
Edison International	394,100	25,904
Entergy Corp.	305,200	25,512
Evergy, Inc.	279,461	15,943
Eversource Energy	140,300	8,759
Exelon Corp.	2,060,225	90,052
FirstEnergy Corp.	1,228,748	45,931
NextEra Energy, Inc.	623,500	106,057
PG&E Corp.	997,599	46,069
PPL Corp.	1,772,000	52,699
		424,806
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	484,575	17,149
The AES Corp.	2,730,700	36,755
		53,904
Multi-Utilities - 0.5%
Dominion Resources, Inc.	892,878	63,189
Public Service Enterprise Group, Inc.	804,970	42,140
SCANA Corp.	493,478	18,920
Sempra Energy	305,857	35,504
		159,753

TOTAL UTILITIES		638,463

TOTAL COMMON STOCKS
(Cost $16,794,239)		22,722,868

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $3,580)	248,800	3,617
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.4%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	5,595	5,599
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,009
3.5% 7/10/19	41,541	41,762
4% 1/15/25	7,674	7,441
4.2% 3/1/21	10,665	10,813
4.25% 5/15/23	3,220	3,232
		87,856
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,722	1,712
Media - 0.6%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	13,876
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	20,893
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,466
4.908% 7/23/25	6,898	7,034
5.375% 5/1/47	9,270	8,646
Comcast Corp.:
3.9% 3/1/38	1,918	1,776
3.969% 11/1/47	6,197	5,610
3.999% 11/1/49	7,076	6,372
4% 3/1/48	3,508	3,169
4.6% 8/15/45	5,066	4,981
4.65% 7/15/42	4,526	4,499
NBCUniversal, Inc.:
4.45% 1/15/43	3,588	3,449
5.95% 4/1/41	2,510	2,908
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,074
4.5% 9/15/42	1,982	1,670
5.5% 9/1/41	3,051	2,931
5.875% 11/15/40	7,066	7,060
6.55% 5/1/37	40,485	43,718
7.3% 7/1/38	7,024	8,161
8.25% 4/1/19	11,974	12,331
Time Warner, Inc. 2.1% 6/1/19	12,500	12,440
		193,064

TOTAL CONSUMER DISCRETIONARY		282,632

CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	18,661
3.3% 2/1/23	20,335	20,175
4.7% 2/1/36	19,253	19,517
4.9% 2/1/46	22,019	22,377
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	10,422	10,225
		90,955
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,926
3.3% 11/18/21	4,671	4,659
		8,585
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,846
4% 1/31/24	3,615	3,692
Bat Capital Corp. 4.54% 8/15/47 (f)	20,000	18,451
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	8,553	8,532
4.25% 7/21/25 (f)	8,553	8,510
Reynolds American, Inc.:
3.25% 6/12/20	1,695	1,693
4% 6/12/22	5,830	5,901
4.45% 6/12/25	4,227	4,285
4.85% 9/15/23	8,000	8,342
5.7% 8/15/35	2,194	2,367
5.85% 8/15/45	16,830	18,345
6.15% 9/15/43	14,000	15,639
7.25% 6/15/37	7,569	9,498
		118,101

TOTAL CONSUMER STAPLES		217,641

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,908
6.5% 4/1/20	3,517	3,694
Halliburton Co.:
3.8% 11/15/25	4,660	4,651
4.85% 11/15/35	4,069	4,258
Noble Holding International Ltd.:
7.95% 4/1/25 (g)	3,936	3,739
8.95% 4/1/45 (g)	3,799	3,438
		22,688
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,463
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,386
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,443
5.55% 3/15/26	6,563	7,053
6.45% 9/15/36	1,840	2,134
6.6% 3/15/46	8,910	10,723
Canadian Natural Resources Ltd. 5.85% 2/1/35	4,725	5,317
Cenovus Energy, Inc. 4.25% 4/15/27	14,753	14,250
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	7,911	7,887
4.5% 6/1/25	2,416	2,440
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	7,013
5.35% 3/15/20 (f)	6,814	6,967
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,692
4.95% 4/1/22	1,267	1,286
5.6% 4/1/44	2,216	2,127
Duke Energy Field Services 6.45% 11/3/36 (f)	6,493	6,834
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	5,615	5,635
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,948
3.9% 5/15/24 (g)	2,064	1,995
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,187
4.375% 10/15/20	5,808	5,891
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,266
5.5% 12/1/46	3,753	4,209
Energy Transfer Partners LP:
4.2% 9/15/23	2,113	2,138
4.95% 6/15/28	7,210	7,355
5.8% 6/15/38	4,020	4,156
6% 6/15/48	2,618	2,778
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,020
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,590
MPLX LP:
4.5% 7/15/23	3,584	3,685
4.875% 12/1/24	4,918	5,106
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,720
Nexen, Inc. 6.2% 7/30/19	2,252	2,313
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,885
7.25% 3/17/44	30,172	27,638
Petroleos Mexicanos:
3.5% 1/30/23	5,005	4,716
4.5% 1/23/26	11,915	11,021
4.625% 9/21/23	13,980	13,740
4.875% 1/24/22	1,430	1,438
4.875% 1/18/24	7,021	6,881
5.375% 3/13/22	4,960	5,069
5.5% 1/21/21	13,423	13,799
5.5% 6/27/44	6,301	5,209
5.625% 1/23/46	11,673	9,617
6% 3/5/20	3,052	3,155
6.35% 2/12/48 (f)	8,000	7,100
6.375% 1/23/45	26,396	23,647
6.5% 3/13/27	8,390	8,494
6.5% 6/2/41	8,420	7,710
6.75% 9/21/47	21,513	19,914
6.875% 8/4/26	13,000	13,455
8% 5/3/19	3,330	3,421
Phillips 66 Co. 4.3% 4/1/22	6,383	6,569
Phillips 66 Partners LP 2.646% 2/15/20	652	645
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	5,817
Southwestern Energy Co. 6.2% 1/23/25 (g)	4,632	4,638
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,996
4.55% 6/24/24	25,316	25,839
Western Gas Partners LP:
4.5% 3/1/28	1,600	1,571
4.65% 7/1/26	2,228	2,230
4.75% 8/15/28	2,109	2,099
5.375% 6/1/21	23,110	23,948
Williams Partners LP:
3.6% 3/15/22	6,925	6,909
3.9% 1/15/25	2,391	2,365
4% 11/15/21	3,157	3,198
4.3% 3/4/24	10,014	10,133
4.5% 11/15/23	3,444	3,525
		472,398

TOTAL ENERGY		495,086

FINANCIALS - 3.9%
Banks - 2.0%
Bank of America Corp.:
3.004% 12/20/23 (g)	49,521	48,209
3.3% 1/11/23	13,500	13,395
3.419% 12/20/28 (g)	10,395	9,795
3.5% 4/19/26	9,902	9,639
3.864% 7/23/24 (g)	8,285	8,323
3.95% 4/21/25	6,998	6,885
4.2% 8/26/24	11,449	11,503
4.25% 10/22/26	6,748	6,699
Barclays PLC:
2.75% 11/8/19	5,728	5,698
3.25% 1/12/21	8,790	8,689
4.375% 1/12/26	11,847	11,571
5.2% 5/12/26	10,495	10,370
BB&T Corp. 3.95% 3/22/22	1,805	1,836
Citigroup, Inc.:
2.7% 10/27/22	53,057	51,260
3.875% 3/26/25	17,000	16,608
4.05% 7/30/22	17,500	17,690
4.3% 11/20/26	17,098	16,859
Citizens Bank NA 2.55% 5/13/21	3,064	2,991
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	7,659	7,673
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,374
3.75% 3/26/25	8,440	8,194
3.8% 9/15/22	13,270	13,274
3.8% 6/9/23	16,850	16,745
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,491
Discover Bank:
3.35% 2/6/23	5,490	5,364
7% 4/15/20	4,144	4,357
Fifth Third Bancorp:
2.875% 7/27/20	43,000	42,820
3.5% 3/15/22	638	640
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,425
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,613
Huntington National Bank:
2.2% 4/1/19	3,200	3,192
2.4% 4/1/20	40,000	39,514
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	7,748	7,011
5.71% 1/15/26 (f)	18,498	16,784
JPMorgan Chase & Co.:
2.95% 10/1/26	34,906	32,665
3.797% 7/23/24 (g)	10,331	10,366
3.875% 9/10/24	24,177	24,020
4.125% 12/15/26	61,229	61,127
KeyCorp. 5.1% 3/24/21	628	656
Rabobank Nederland 4.375% 8/4/25	13,516	13,473
Regions Bank 6.45% 6/26/37	12,100	14,350
Regions Financial Corp. 3.2% 2/8/21	5,563	5,541
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	23,175
6% 12/19/23	16,075	16,761
6.1% 6/10/23	9,334	9,749
6.125% 12/15/22	39,429	41,356
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,000
		696,730
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,412
4.25% 2/15/24	3,357	3,417
Credit Suisse Group AG 3.869% 1/12/29 (f)(g)	6,889	6,576
Deutsche Bank AG 4.5% 4/1/25	27,715	25,919
Deutsche Bank AG New York Branch 3.3% 11/16/22	18,270	17,363
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (g)	125,990	123,206
3.2% 2/23/23	14,500	14,243
6.75% 10/1/37	4,014	4,844
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,057
Lazard Group LLC 4.25% 11/14/20	5,286	5,382
Moody's Corp.:
3.25% 1/15/28	4,208	3,991
4.875% 2/15/24	3,952	4,153
Morgan Stanley:
2.65% 1/27/20	2,659	2,644
3.125% 1/23/23	68,526	67,343
3.125% 7/27/26	1,531	1,430
3.7% 10/23/24	5,388	5,341
3.737% 4/24/24 (g)	53,000	52,792
4.875% 11/1/22	8,674	9,035
5.625% 9/23/19	547	562
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	10,000	9,894
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,152
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,700
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	9,717	9,753
		398,209
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,172	3,123
4.125% 7/3/23	7,468	7,453
Capital One Financial Corp. 3.8% 1/31/28	7,659	7,289
Discover Financial Services:
3.85% 11/21/22	2,701	2,691
3.95% 11/6/24	20,000	19,601
5.2% 4/27/22	2,488	2,587
Ford Motor Credit Co. LLC:
2.875% 10/1/18	11,000	11,003
5.875% 8/2/21	12,574	13,133
Hyundai Capital America 2.55% 2/6/19 (f)	6,671	6,659
Synchrony Financial:
3% 8/15/19	2,283	2,279
3.75% 8/15/21	8,466	8,447
3.95% 12/1/27	9,624	8,769
4.25% 8/15/24	3,469	3,363
		96,397
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (f)	1,851	1,845
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	10,891
3.875% 8/15/22	10,251	10,234
4.125% 6/15/26	3,990	3,897
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,747
		31,614
Insurance - 0.3%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,410
American International Group, Inc.:
3.3% 3/1/21	4,640	4,638
3.75% 7/10/25	14,847	14,524
4.875% 6/1/22	11,881	12,449
Aon Corp. 5% 9/30/20	129	133
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	6,608
5% 6/1/21 (f)	8,525	8,821
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	4,992
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	9,547	9,193
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,160
Pacific LifeCorp 5.125% 1/30/43 (f)	7,709	8,272
Prudential Financial, Inc. 7.375% 6/15/19	2,520	2,609
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	8,243	8,875
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,938	1,936
4.125% 11/1/24 (f)	2,810	2,799
Unum Group:
3.875% 11/5/25	9,271	9,038
5.625% 9/15/20	3,860	4,016
5.75% 8/15/42	12,079	12,883
		119,356

TOTAL FINANCIALS		1,342,306

HEALTH CARE - 0.7%
Biotechnology - 0.0%
AbbVie, Inc. 2.9% 11/6/22	8,127	7,928
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.7% 6/6/27	6,008	5,753
Health Care Providers & Services - 0.4%
CVS Health Corp.:
3.7% 3/9/23	4,500	4,488
3.875% 7/20/25	7,967	7,866
4.1% 3/25/25	20,820	20,844
4.3% 3/25/28	24,177	23,995
4.78% 3/25/38	10,763	10,707
5.05% 3/25/48	15,824	16,037
Elanco Animal Health, Inc.:
3.912% 8/27/21 (f)	1,834	1,839
4.272% 8/28/23 (f)	5,788	5,812
4.9% 8/28/28 (f)	2,438	2,457
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	11,916
4.25% 10/15/19	20,200	20,425
4.75% 5/1/23	375	381
5.875% 3/15/22	450	478
6.5% 2/15/20	12,966	13,459
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,099
		145,803
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 3.3% 2/15/22	13,389	13,335
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3% 3/12/20	7,106	7,087
3.45% 3/15/22	16,210	16,085
Mylan NV:
2.5% 6/7/19	2,645	2,633
3.15% 6/15/21	9,840	9,694
3.95% 6/15/26	4,843	4,593
4.55% 4/15/28 (f)	6,200	6,061
Perrigo Finance PLC 3.5% 12/15/21	739	732
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,513
2.8% 7/21/23	3,252	2,878
		56,276

TOTAL HEALTH CARE		229,095

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,124
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	51	51
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,813
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 9/4/18	8,396	8,396
3% 9/15/23	1,367	1,303
3.375% 6/1/21	4,953	4,924
3.75% 2/1/22	7,839	7,862
3.875% 4/1/21	4,953	4,986
4.25% 9/15/24	5,492	5,506
4.75% 3/1/20	5,518	5,628
		38,605

TOTAL INDUSTRIALS		45,593

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	1,262	1,261
MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	3,645	3,828
6.75% 10/19/75 (f)(g)	9,054	9,937
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	2,954	2,812
4.5% 8/13/23 (Reg. S)	10,600	10,841
4.5% 8/1/47 (f)	3,000	2,916
		30,334
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,359
4.6% 4/1/22	2,434	2,512
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,749
American Tower Corp. 2.8% 6/1/20	8,000	7,935
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,820
Camden Property Trust 2.95% 12/15/22	2,417	2,360
CommonWealth REIT 5.875% 9/15/20	1,166	1,200
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,233
5% 7/1/25	5,570	5,719
DDR Corp.:
3.625% 2/1/25	3,968	3,798
4.25% 2/1/26	3,429	3,385
4.625% 7/15/22	4,470	4,596
Duke Realty LP:
3.625% 4/15/23	3,152	3,137
3.75% 12/1/24	2,549	2,526
3.875% 10/15/22	5,452	5,527
Equity One, Inc. 3.75% 11/15/22	8,200	8,190
HCP, Inc.:
3.4% 2/1/25	7,000	6,687
3.875% 8/15/24	13,000	12,790
Health Care REIT, Inc. 4.125% 4/1/19	13,700	13,757
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,226
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	11,851
4.5% 1/15/25	4,460	4,415
4.5% 4/1/27	34,977	33,948
4.75% 1/15/28	11,399	11,222
4.95% 4/1/24	2,101	2,147
5.25% 1/15/26	10,420	10,653
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,501
5% 12/15/23	1,140	1,146
Ventas Realty LP:
3.125% 6/15/23	2,534	2,466
3.5% 2/1/25	2,833	2,733
3.75% 5/1/24	7,900	7,823
4% 3/1/28	4,046	3,960
4.125% 1/15/26	2,782	2,763
4.375% 2/1/45	1,322	1,231
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,214
WP Carey, Inc. 4% 2/1/25	9,404	9,240
		204,819
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,456
3.95% 11/15/27	7,910	7,567
4.1% 10/1/24	6,548	6,485
4.55% 10/1/29	7,034	6,940
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,116
3.95% 7/1/22	5,951	6,021
4.75% 10/1/25	6,539	6,772
5.25% 3/15/21	4,138	4,300
Liberty Property LP:
3.375% 6/15/23	3,313	3,260
4.125% 6/15/22	3,219	3,285
4.75% 10/1/20	8,747	8,962
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,583
4.5% 4/18/22	2,016	1,968
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,348
Tanger Properties LP:
3.125% 9/1/26	4,924	4,469
3.75% 12/1/24	4,790	4,637
3.875% 12/1/23	2,716	2,664
		93,833

TOTAL REAL ESTATE		298,652

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,683
3.6% 2/17/23	12,300	12,239
4.45% 4/1/24	854	875
4.5% 3/9/48	25,000	21,582
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	73
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,747
3.85% 11/1/42	2,128	1,829
5.012% 4/15/49	5,561	5,578
5.012% 8/21/54	23,143	22,541
5.5% 3/16/47	16,500	17,790
		93,937
UTILITIES - 0.5%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,700	3,510
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	5,859
6.4% 9/15/20 (f)	14,254	14,993
FirstEnergy Corp.:
4.25% 3/15/23	27,079	27,614
7.375% 11/15/31	35,412	45,895
FirstEnergy Solutions Corp. 6.05% 8/15/21 (h)	12,120	7,514
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	13,832
3.7% 9/1/24	3,782	3,656
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,042
NV Energy, Inc. 6.25% 11/15/20	1,957	2,075
TECO Finance, Inc. 5.15% 3/15/20	164	168
		126,158
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,532
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,341
2.7% 6/15/21	2,321	2,264
3.55% 6/15/26	3,712	3,527
		8,132
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (g)(i)	20,448	19,681
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (g)(i)	5,485	5,279
Puget Energy, Inc. 6% 9/1/21	813	866
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (g)(i)	4,882	4,751
		30,577

TOTAL UTILITIES		167,399

TOTAL NONCONVERTIBLE BONDS
(Cost $3,212,836)		3,203,936

U.S. Government and Government Agency Obligations - 11.1%
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$125,649	$120,866
0.875% 2/15/47	29,198	28,917
1% 2/15/46	26,279	26,823
1.375% 2/15/44	105,411	116,485
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	75,165	71,732
0.25% 1/15/25	67,053	64,985
0.375% 1/15/27	31,212	30,190
0.375% 7/15/27	50,507	49,872
0.625% 1/15/26	106,051	105,003

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		614,873

U.S. Treasury Obligations - 9.3%
U.S. Treasury Bills, yield at date of purchase 1.93% to 2.04% 10/4/18 to 11/23/18 (j)	11,930	11,880
U.S. Treasury Bonds:
2.75% 11/15/47	74,046	70,078
3% 5/15/45 (k)	30,750	30,624
3% 11/15/45	56,698	56,457
3% 5/15/47	52,010	51,756
3% 8/15/48	171,264	170,401
U.S. Treasury Notes:
1.25% 3/31/21	287,028	276,892
1.25% 10/31/21	441,071	421,654
1.5% 8/15/26	20,991	19,000
1.75% 6/30/22	95,692	92,275
1.875% 3/31/22	207,272	201,248
1.875% 7/31/22	98,619	95,472
2% 12/31/21	442,692	432,576
2.125% 12/31/22	201,389	196,283
2.125% 7/31/24	336,093	323,936
2.125% 11/30/24	154,976	149,025
2.25% 12/31/24	157,034	152,041
2.25% 11/15/27	149,273	141,891
2.375% 5/15/27	31,530	30,383
2.625% 6/30/23	105,807	105,208
2.75% 6/30/25	127,050	126,534
2.75% 2/15/28	23,600	23,367

TOTAL U.S. TREASURY OBLIGATIONS		3,178,981

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,889,695)		3,793,854

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (f)	$7,821	$7,789
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	16,510	16,583
Class AA, 2.487% 12/16/41 (f)	3,715	3,614
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	2,012	2,010
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (f)	13,061	13,123
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	330	331
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (f)	6,142	6,022
Class A2II, 4.03% 11/20/47 (f)	10,362	10,257
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8898% 3/25/34 (g)(i)	3	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (f)(g)(i)	280	275
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (f)(g)(i)	101	99
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (f)(g)(i)	168	159
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (f)(g)(i)	64	60
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (g)(i)	2,909	2,275
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (g)(i)	1,382	1,378
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (g)(i)	1,620	1,621
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (g)(i)	27	27
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (f)	12,836	12,926
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (e)(f)(g)(i)	2,116	1,310
TOTAL ASSET-BACKED SECURITIES
(Cost $75,179)		79,861

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.6248% 1/25/35 (g)(i)	317	318
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (g)(i)	244	241
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/35 (g)(i)	282	280
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (g)(i)	16	15
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (g)(i)	1,078	1,074

TOTAL PRIVATE SPONSOR		1,928

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	5,988	5,906
Series 2015-H21 Class JA, 2.5% 6/20/65 (l)	6,355	6,324

TOTAL U.S. GOVERNMENT AGENCY		12,230

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,096)		14,158

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (g)(m)	23	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (f)(g)(i)	18	18
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.4648% 11/25/35 (f)(g)(i)	207	200
Class M1, 1 month U.S. LIBOR + 0.440% 2.5048% 11/25/35 (f)(g)(i)	27	26
Class M2, 1 month U.S. LIBOR + 0.490% 2.5548% 11/25/35 (f)(g)(i)	35	33
Class M3, 1 month U.S. LIBOR + 0.510% 2.5748% 11/25/35 (f)(g)(i)	31	30
Class M4, 1 month U.S. LIBOR + 0.600% 2.6648% 11/25/35 (f)(g)(i)	38	37
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (f)(g)(i)	543	510
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (f)(g)(i)	24	27
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (f)(g)(i)	175	163
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (f)(g)(i)	53	49
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (f)(g)(i)	77	70
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (f)(g)(i)	42	40
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (f)(g)(i)	42	34
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (f)(g)(i)	45	35
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.4248% 4/25/36 (f)(g)(i)	78	74
Class M1, 1 month U.S. LIBOR + 0.380% 2.4448% 4/25/36 (f)(g)(i)	28	27
Class M2, 1 month U.S. LIBOR + 0.400% 2.4648% 4/25/36 (f)(g)(i)	29	28
Class M3, 1 month U.S. LIBOR + 0.420% 2.4848% 4/25/36 (f)(g)(i)	25	24
Class M4, 1 month U.S. LIBOR + 0.520% 2.5848% 4/25/36 (f)(g)(i)	14	14
Class M5, 1 month U.S. LIBOR + 0.560% 2.6248% 4/25/36 (f)(g)(i)	14	13
Class M6, 1 month U.S. LIBOR + 0.640% 2.7048% 4/25/36 (f)(g)(i)	28	26
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/36 (f)(g)(i)	69	66
Class M2, 1 month U.S. LIBOR + 0.330% 2.3948% 7/25/36 (f)(g)(i)	49	46
Class M3, 1 month U.S. LIBOR + 0.350% 2.4148% 7/25/36 (f)(g)(i)	40	38
Class M4, 1 month U.S. LIBOR + 0.420% 2.4848% 7/25/36 (f)(g)(i)	27	26
Class M5, 1 month U.S. LIBOR + 0.470% 2.5348% 7/25/36 (f)(g)(i)	33	32
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (f)(g)(i)	24	25
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 12/25/36 (f)(g)(i)	1,468	1,392
Class M1, 1 month U.S. LIBOR + 0.290% 2.3548% 12/25/36 (f)(g)(i)	98	90
Class M2, 1 month U.S. LIBOR + 0.310% 2.3748% 12/25/36 (f)(g)(i)	65	58
Class M3, 1 month U.S. LIBOR + 0.340% 2.4048% 12/25/36 (f)(g)(i)	66	57
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (f)(g)(i)	315	292
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (f)(g)(i)	332	320
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (f)(g)(i)	312	305
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (f)(g)(i)	109	101
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (f)(g)(i)	60	55
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (f)(g)(i)	49	41
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (f)(g)(i)	322	302
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (f)(g)(i)	64	59
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (f)(g)(i)	68	62
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (f)(g)(i)	108	93
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (f)(g)(i)	169	142
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (f)(g)(i)	66	64
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	607	23
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(g)(m)	10,512	0
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (f)(g)	7,930	7,930
Class CFX, 3.4949% 12/15/34 (f)(g)	6,656	6,644
Class DFX, 3.4949% 12/15/34 (f)(g)	5,641	5,614
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (f)	1,323	1,368
Class DFX, 5.3503% 7/5/33 (f)	2,035	2,106
Class EFX, 5.5422% 7/5/33 (f)	2,784	2,846
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (f)(g)	7,150	6,975
Class B, 4.181% 11/15/34 (f)	3,007	2,961
Class C, 5.205% 11/15/34 (f)	2,110	2,104
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	3,942	3,906
Class D, 5.513% 12/15/43 (g)	2,102	1,892
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $48,560)		49,513

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,779
7.5% 4/1/34	8,780	12,338
7.55% 4/1/39	17,675	26,213
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,375
Series 2010 C1, 7.781% 1/1/35	13,980	16,029
Series 2012 B, 5.432% 1/1/42	6,845	6,318
6.05% 1/1/29	430	442
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	8,975	9,177
5.1% 6/1/33	16,965	16,373
Series 2010-1, 6.63% 2/1/35	17,960	19,112
Series 2010-3:
5.547% 4/1/19	185	187
6.725% 4/1/35	10,580	11,353
7.35% 7/1/35	5,140	5,712
Series 2010-5, 6.2% 7/1/21	2,472	2,565
Series 2011, 5.877% 3/1/19	26,600	26,942
Series 2013, 4% 12/1/20	7,040	7,009
TOTAL MUNICIPAL SECURITIES
(Cost $157,909)		162,924

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28
(Cost $3,827)	3,841	3,405

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	8,837	8,705
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$10,835
3.1% 6/4/20	11,505	11,457
4.682% 8/9/28 (g)	14,042	14,035
8.7% 11/18/19	745	789
RBS Citizens NA 2.5% 3/14/19	5,410	5,406
Synchrony Bank 3.65% 5/24/21	8,499	8,445
TOTAL BANK NOTES
(Cost $59,993)		59,672
	Shares	Value (000s)

Fixed-Income Funds - 9.0%
Fidelity High Income Central Fund 2 (n)	6,372,306	$715,546
Fidelity Mortgage Backed Securities Central Fund (n)	22,452,369	2,366,031
TOTAL FIXED-INCOME FUNDS
(Cost $3,045,835)		3,081,577

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.97% (o)	972,929,978	973,125
Fidelity Securities Lending Cash Central Fund 1.98% (o)(p)	99,659,641	99,670
TOTAL MONEY MARKET FUNDS
(Cost $1,072,716)		1,072,795
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,378,465)		34,248,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,681)
NET ASSETS - 100%		$34,245,499

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,873	Sept. 2018	$271,782	$11,822	$11,822

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(155)	$0	$(155)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,888,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,418,000 or 1.1% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,451,000.

 (k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $114,000.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$27,888

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14,748
Fidelity High Income Central Fund 2	46,642
Fidelity Mortgage Backed Securities Central Fund	57,832
Fidelity Securities Lending Cash Central Fund	2,110
Total	$121,332

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$725,041	$--	$--	$--	$(9,495)	$715,546	80.9%
Fidelity Mortgage Backed Securities Central Fund	1,948,228	484,717(a)	--	--	(66,914)	2,366,031	29.6%
Total	$2,673,269	$484,717	$--	$--	$(76,409)	$3,081,577

 (a) Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$31,782	$--	$8,954	$--	$(8,959)	$(2,914)	$--
Sunrun, Inc.	45,210	50,825	--	--	--	65,031	161,066
Vivint Solar, Inc.	22,401	14,846	--	--	--	6,020	43,267
Yext, Inc.	52,599	14,023	83,282	--	15,410	1,250	--
Total	$151,992	$79,694	$92,236	$--	$6,451	$69,387	$204,333

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,336,781	$3,336,781	$--	$--
Consumer Staples	1,394,025	1,321,602	72,423	--
Energy	1,342,805	1,342,805	--	--
Financials	2,995,462	2,989,173	6,289	--
Health Care	3,452,353	3,386,284	66,069	--
Industrials	2,406,864	2,309,295	97,569	--
Information Technology	5,538,861	5,508,838	30,023	--
Materials	609,027	609,027	--	--
Real Estate	625,919	598,031	--	27,888
Telecommunication Services	385,925	385,925	--	--
Utilities	638,463	638,463	--	--
Corporate Bonds	3,203,936	--	3,203,936	--
U.S. Government and Government Agency Obligations	3,793,854	--	3,793,854	--
Asset-Backed Securities	79,861	--	78,551	1,310
Collateralized Mortgage Obligations	14,158	--	14,158	--
Commercial Mortgage Securities	49,513	--	49,513	--
Municipal Securities	162,924	--	162,924	--
Foreign Government and Government Agency Obligations	3,405	--	3,405	--
Bank Notes	59,672	--	59,672	--
Fixed-Income Funds	3,081,577	3,081,577	--	--
Money Market Funds	1,072,795	1,072,795	--	--
Total Investments in Securities:	$34,248,180	$26,580,596	$7,638,386	$29,198
Derivative Instruments:
Assets
Futures Contracts	$11,822	$11,822	$--	$--
Total Assets	$11,822	$11,822	$--	$--
Liabilities
Swaps	$(155)	$--	$(155)	$--
Total Liabilities	$(155)	$--	$(155)	$--
Total Derivative Instruments:	$11,667	$11,822	$(155)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(155)
Total Credit Risk	0	(155)
Equity Risk
Futures Contracts(b)	11,822	0
Total Equity Risk	11,822	0
Total Value of Derivatives	$11,822	$(155)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	19.2%
AAA,AA,A	2.2%
BBB	6.7%
BB	2.1%
B	1.0%
CCC,CC,C	0.3%
Not Rated	0.1%
Equities	66.4%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $98,812) — See accompanying schedule: Unaffiliated issuers (cost $24,137,767)	$29,889,475
Fidelity Central Funds (cost $4,118,551)	4,154,372
Other affiliated issuers (cost $122,147)	204,333
Total Investment in Securities (cost $28,378,465)		$34,248,180
Cash		7,453
Receivable for investments sold		65,598
Receivable for fund shares sold		23,585
Dividends receivable		34,573
Interest receivable		55,119
Distributions receivable from Fidelity Central Funds		5,654
Receivable for daily variation margin on futures contracts		9
Prepaid expenses		78
Other receivables		2,422
Total assets		34,442,671
Liabilities
Payable for investments purchased	$55,540
Payable for fund shares redeemed	25,791
Bi-lateral OTC swaps, at value	155
Accrued management fee	10,994
Other affiliated payables	3,200
Other payables and accrued expenses	1,822
Collateral on securities loaned	99,670
Total liabilities		197,172
Net Assets		$34,245,499
Net Assets consist of:
Paid in capital		$26,218,441
Undistributed net investment income		116,764
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,028,952
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,881,342
Net Assets		$34,245,499
Balanced:
Net Asset Value, offering price and redemption price per share ($25,088,496 ÷ 990,376 shares)		$25.33
Class K:
Net Asset Value, offering price and redemption price per share ($9,157,003 ÷ 361,455 shares)		$25.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Dividends		$325,759
Interest		231,170
Income from Fidelity Central Funds		120,829
Total income		677,758
Expenses
Management fee	$127,710
Transfer agent fees	35,172
Accounting and security lending fees	2,351
Custodian fees and expenses	517
Independent trustees' fees and expenses	140
Registration fees	344
Audit	143
Legal	67
Miscellaneous	230
Total expenses before reductions	166,674
Expense reductions	(2,398)
Total expenses after reductions		164,276
Net investment income (loss)		513,482
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,775,545
Fidelity Central Funds	21
Other affiliated issuers	6,451
Foreign currency transactions	(411)
Futures contracts	22,848
Swaps	3
Capital gain distributions from Fidelity Central Funds	503
Total net realized gain (loss)		2,804,960
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	626,217
Fidelity Central Funds	(76,436)
Other affiliated issuers	69,387
Assets and liabilities in foreign currencies	(17)
Futures contracts	10,233
Swaps	(35)
Total change in net unrealized appreciation (depreciation)		629,349
Net gain (loss)		3,434,309
Net increase (decrease) in net assets resulting from operations		$3,947,791

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$513,482	$498,541
Net realized gain (loss)	2,804,960	1,772,052
Change in net unrealized appreciation (depreciation)	629,349	1,151,379
Net increase (decrease) in net assets resulting from operations	3,947,791	3,421,972
Distributions to shareholders from net investment income	(499,431)	(480,394)
Distributions to shareholders from net realized gain	(1,956,992)	(412,684)
Total distributions	(2,456,423)	(893,078)
Share transactions - net increase (decrease)	1,303,346	97,098
Total increase (decrease) in net assets	2,794,714	2,625,992
Net Assets
Beginning of period	31,450,785	28,824,793
End of period	$34,245,499	$31,450,785
Other Information
Undistributed net investment income end of period	$116,764	$110,667

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.27	$22.32	$22.33	$24.40	$21.85
Income from Investment Operations
Net investment income (loss)A	.38	.38	.37	.37	.38
Net realized and unrealized gain (loss)	2.55	2.26	1.25	(.23)	3.68
Total from investment operations	2.93	2.64	1.62	.14	4.06
Distributions from net investment income	(.37)	(.37)	(.36)	(.35)	(.38)
Distributions from net realized gain	(1.50)	(.32)	(1.27)	(1.86)	(1.13)
Total distributions	(1.87)	(.69)	(1.63)	(2.21)	(1.51)
Net asset value, end of period	$25.33	$24.27	$22.32	$22.33	$24.40
Total ReturnB	12.78%	12.12%	7.73%	.86%	19.46%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.55%	.55%	.56%	.56%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%	.54%	.55%	.55%	.56%
Net investment income (loss)	1.55%	1.65%	1.71%	1.59%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$25,088	$22,915	$20,840	$20,176	$19,574
Portfolio turnover rateE	66%F	91%	64%	128%	176%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Balanced Fund Class K

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.27	$22.32	$22.33	$24.40	$21.85
Income from Investment Operations
Net investment income (loss)A	.40	.40	.39	.39	.40
Net realized and unrealized gain (loss)	2.55	2.26	1.25	(.23)	3.69
Total from investment operations	2.95	2.66	1.64	.16	4.09
Distributions from net investment income	(.39)	(.39)	(.38)	(.37)	(.40)
Distributions from net realized gain	(1.50)	(.32)	(1.27)	(1.86)	(1.13)
Total distributions	(1.89)	(.71)	(1.65)	(2.23)	(1.54)B
Net asset value, end of period	$25.33	$24.27	$22.32	$22.33	$24.40
Total ReturnC	12.87%	12.22%	7.84%	.95%	19.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions	.44%	.45%	.45%	.46%	.46%
Net investment income (loss)	1.63%	1.74%	1.81%	1.68%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$9,157	$8,536	$7,984	$7,695	$7,372
Portfolio turnover rateF	66%G	91%	64%	128%	176%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at 106,799, (which included $85 of unrealized depreciation), in exchange for 990 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,475 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,492,011
Gross unrealized depreciation	(783,640)
Net unrealized appreciation (depreciation)	$5,708,371
Tax Cost	$28,539,654

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$402,740
Undistributed long-term capital gain	$1,917,461
Net unrealized appreciation (depreciation) on securities and other investments	$5,708,331

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$895,677	$ 495,855
Long-term Capital Gains	1,560,746	397,223
Total	$2,456,423	$ 893,078

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$3	$(35)
Equity Risk
Futures Contracts	22,848	10,233
Totals	$22,851	$10,198

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $17,698,073 and $19,056,584, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Balanced	$31,156.13
Class K	4,016.05
	$35,172

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $464 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $190.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $91 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $39. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $2,110, including $96 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,065 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $8.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $325.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Balanced	$359,979	$342,105
Class K	139,452	138,289
Total	$499,431	$480,394
From net realized gain
Balanced	$1,428,048	$298,179
Class K	528,944	114,505
Total	$1,956,992	$412,684

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Balanced
Shares sold	125,613	141,368	$3,045,579	$3,244,358
Reinvestment of distributions	71,987	27,313	1,701,887	609,544
Shares redeemed	(151,447)	(158,212)	(3,668,283)	(3,615,666)
Net increase (decrease)	46,153	10,469	$1,079,183	$238,236
Class K
Shares sold	46,606	59,017	$1,131,393	$1,350,904
Reinvestment of distributions	28,274	11,324	668,396	252,794
Shares redeemed	(65,136)	(76,356)	(1,575,626)	(1,744,836)
Net increase (decrease)	9,744	(6,015)	$224,163	$(141,138)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Balanced Fund (one of the funds constituting Fidelity Puritan Trust, hereafter collectively referred to as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 151 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Balanced	.53%
Actual		$1,000.00	$1,062.30	$2.76
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class K	.45%
Actual		$1,000.00	$1,062.30	$2.34
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Balanced Fund
Balanced	10/15/18	10/12/18	$0.105	$1.646
Class K	10/15/18	10/12/18	$0.111	$1.646

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2018, $2,241,152,717, or, if subsequently determined to be different, the net capital gain of such year.

A total of 12.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $180,102,213 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 2%, 27%, 75%, and 75%; Class K designates 2%, 26%, 71%, and 72% of the dividends distributed in October 2017, December 2017, April 2018 and July 2018, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Balanced designates 3%, 30%, 87% and 86%; Class K designates 3%, 29%, 81%, and 82% of the dividends distributed in October 2017, December 2017, April 2018 and July 2018, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Balanced Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BAL-ANN-1018
1.536127.122

Fidelity® Balanced Fund Class K Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	12.87%	10.52%	8.58%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Balanced Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund - Class K on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$22,785	Fidelity® Balanced Fund - Class K
$28,044	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame resurgent volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way, whereas notable laggards included some defensive sectors that struggled amid rising interest rates and investors’ preference for risk. Meanwhile, U.S. taxable investment-grade bonds declined modestly for the 12 months, a period in which market interest rates rose and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. By comparison, riskier, non-core fixed-income segments, including U.S. corporate high-yield, generally posted gains.

Comments from Co-Portfolio Manager Robert Stansky:  For the year, the fund’s share classes gained about 13%, topping the 11.05% advance of the Fidelity Balanced Hybrid Composite Index℠. Versus the Composite index, the fund benefited most from underweighting bonds and overweighting stocks, while security selection in both subportfolios helped to a lesser extent. The equity subportfolio rose 20.22% and topped its benchmark, the S&P 500® index. Versus that benchmark, stock selection in the information technology lifted performance most, followed by picks in energy, industrials and utilities. The top relative contributor was enterprise software supplier Citrix Systems. An out-of-index stake in Sunrun, the largest U.S. installer of residential solar systems, also proved helpful. Conversely, choices in consumer discretionary, consumer staples and health care weighed on our relative result. A non-index position in U.K.-based British American Tobacco detracted meaningfully, as did an underweighting in personal electronics maker Apple. The investment-grade bond subportfolio returned -0.43% to beat its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, aided by favorable duration management, sector allocation and security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On November 17, 2017, Richard Malnight assumed portfolio management responsibilities for the fund’s materials subportfolio, succeeding Tobias Welo. On September 24, 2018, Brian Lempel assumed portfolio management responsibilities for the fund's telecommunication services subportfolio, succeeding Douglas Simmons.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2018

% of fund's net assets
Amazon.com, Inc.	2.3
Microsoft Corp.	2.1
Alphabet, Inc. Class C	2.1
Apple, Inc.	2.1
Bank of America Corp.	1.3
9.9

Top Five Bond Issuers as of August 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	11.1
Fannie Mae	3.5
Freddie Mac	1.7
Ginnie Mae	1.6
Ginnie Mae guaranteed REMIC pass-thru certificates	0.5
18.4

Top Five Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	16.2
Financials	12.8
Consumer Discretionary	11.0
Health Care	11.0
Industrials	7.3

Asset Allocation (% of fund's net assets)

As of August 31, 2018 *,**
Stocks and Equity Futures	67.2%
Bonds	31.3%
Other Investments	0.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.1%

 * Foreign investments - 9.3%

 ** Futures and Swaps - 0.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 66.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.2%
Aptiv PLC	625,900	$55,085
Delphi Technologies PLC	208,666	7,351
		62,436
Diversified Consumer Services - 0.2%
ServiceMaster Global Holdings, Inc. (a)	1,238,960	74,672
Hotels, Restaurants & Leisure - 1.5%
Cedar Fair LP (depositary unit)	675,400	35,891
Compass Group PLC	3,875,900	83,338
Dunkin' Brands Group, Inc.	376,900	27,472
Marriott International, Inc. Class A	483,237	61,115
McDonald's Corp.	555,200	90,070
Sea Ltd. ADR (b)	3,372,700	48,061
Starbucks Corp.	885,474	47,329
U.S. Foods Holding Corp. (a)	1,935,900	63,091
Wyndham Destinations, Inc.	747,100	33,022
Wyndham Hotels & Resorts, Inc.	747,100	42,398
		531,787
Household Durables - 0.3%
Lennar Corp. Class A	1,095,200	56,589
Newell Brands, Inc.	1,676,230	36,408
		92,997
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (a)	394,700	794,429
JD.com, Inc. sponsored ADR (a)	4,213,400	131,879
Netflix, Inc. (a)	393,914	144,834
		1,071,142
Leisure Products - 0.1%
Mattel, Inc. (b)	1,725,100	26,618
Media - 1.6%
Charter Communications, Inc. Class A (a)	417,407	129,563
Comcast Corp. Class A	4,517,792	167,113
DISH Network Corp. Class A (a)	97,400	3,443
MDC Partners, Inc. Class A (a)	2,258,850	10,955
Naspers Ltd. Class N	98,400	21,868
The Walt Disney Co.	2,041,400	228,678
		561,620
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	890,900	71,726
Specialty Retail - 2.1%
Home Depot, Inc.	1,489,844	299,116
L Brands, Inc.	449,403	11,878
Lowe's Companies, Inc.	1,177,000	127,999
O'Reilly Automotive, Inc. (a)	189,708	63,632
TJX Companies, Inc.	1,513,557	166,446
Ulta Beauty, Inc. (a)	133,800	34,788
		703,859
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	996,450	81,908
Pinduoduo, Inc. ADR (b)	745,100	14,418
Tapestry, Inc.	860,100	43,598
		139,924

TOTAL CONSUMER DISCRETIONARY		3,336,781

CONSUMER STAPLES - 4.1%
Beverages - 1.1%
Anheuser-Busch InBev SA NV	405,900	37,847
Constellation Brands, Inc. Class A (sub. vtg.)	348,127	72,480
Keurig Dr. Pepper, Inc.	193,800	4,419
Monster Beverage Corp. (a)	832,342	50,681
The Coca-Cola Co.	4,579,308	204,100
		369,527
Food & Staples Retailing - 0.2%
Kroger Co.	1,207,408	38,033
Walgreens Boots Alliance, Inc.	627,675	43,033
		81,066
Food Products - 0.7%
Bunge Ltd.	674,263	43,814
Mondelez International, Inc.	2,609,400	111,474
The Kraft Heinz Co.	508,000	29,601
The Simply Good Foods Co. (a)	522,621	9,407
TreeHouse Foods, Inc. (a)	613,000	31,937
		226,233
Household Products - 0.5%
Colgate-Palmolive Co.	1,771,267	117,630
Procter & Gamble Co.	285,700	23,699
Spectrum Brands Holdings, Inc.	410,701	35,669
		176,998
Personal Products - 0.3%
Avon Products, Inc. (a)	9,197,478	18,395
Coty, Inc. Class A	900,902	11,135
Edgewell Personal Care Co. (a)	392,300	22,153
Estee Lauder Companies, Inc. Class A	176,282	24,701
Unilever NV (Certificaten Van Aandelen) (Bearer)	601,300	34,576
		110,960
Tobacco - 1.3%
Altria Group, Inc.	1,141,095	66,777
British American Tobacco PLC sponsored ADR	3,590,119	173,690
Philip Morris International, Inc.	2,423,599	188,774
		429,241

TOTAL CONSUMER STAPLES		1,394,025

ENERGY - 3.9%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	1,347,600	44,430
Hess Midstream Partners LP	407,700	9,230
Liberty Oilfield Services, Inc. Class A (b)	781,600	15,351
NCS Multistage Holdings, Inc. (a)	1,307,539	21,274
Oceaneering International, Inc.	455,491	12,877
		103,162
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	1,064,902	68,580
Black Stone Minerals LP	757,000	14,020
BP PLC sponsored ADR	501,432	21,501
Cabot Oil & Gas Corp.	1,227,750	29,257
Centennial Resource Development, Inc. Class A (a)	1,052,700	20,286
Chevron Corp.	635,605	75,294
ConocoPhillips Co.	1,544,200	113,391
Devon Energy Corp.	2,198,600	94,386
EOG Resources, Inc.	906,000	107,116
Extraction Oil & Gas, Inc. (a)	745,251	8,608
Exxon Mobil Corp.	1,996,843	160,087
Magnolia Oil & Gas Corp.	931,000	12,904
Magnolia Oil & Gas Corp. Class A (a)	621,000	8,607
Marathon Petroleum Corp.	202,700	16,680
Noble Energy, Inc.	1,231,700	36,606
Parsley Energy, Inc. Class A (a)	1,624,530	45,113
Phillips 66 Co.	811,417	96,161
Pioneer Natural Resources Co.	341,600	59,678
PrairieSky Royalty Ltd.	897,437	16,505
Reliance Industries Ltd.	1,730,662	30,264
Suncor Energy, Inc.	1,846,700	76,019
Targa Resources Corp.	291,600	16,058
Valero Energy Corp.	821,100	96,791
Whiting Petroleum Corp. (a)	309,000	15,731
		1,239,643

TOTAL ENERGY		1,342,805

FINANCIALS - 8.8%
Banks - 3.9%
Bank of America Corp.	14,748,408	456,168
Citigroup, Inc.	4,393,012	312,958
First Horizon National Corp.	2,657,200	48,946
Huntington Bancshares, Inc.	13,857,612	224,632
KB Financial Group, Inc.	136,300	6,289
KeyCorp	2,421,100	51,013
PNC Financial Services Group, Inc.	534,900	76,780
Wells Fargo & Co.	2,918,400	170,668
		1,347,454
Capital Markets - 1.4%
Bank of New York Mellon Corp.	538,500	28,083
BlackRock, Inc. Class A	92,076	44,110
Cboe Global Markets, Inc.	171,311	17,268
E*TRADE Financial Corp. (a)	1,718,049	101,124
Goldman Sachs Group, Inc.	633,700	150,700
Northern Trust Corp.	300,800	32,324
Oaktree Capital Group LLC Class A	378,600	15,390
TD Ameritrade Holding Corp.	1,011,300	59,232
Virtu Financial, Inc. Class A	879,400	19,171
		467,402
Consumer Finance - 1.5%
Capital One Financial Corp.	3,103,501	307,526
OneMain Holdings, Inc. (a)	1,957,232	71,830
PPDAI Group, Inc. ADR (a)	515,100	3,348
SLM Corp. (a)	3,959,898	46,410
Synchrony Financial	2,064,700	65,389
		494,503
Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc. Class A (a)	78	24,632
KBC Ancora	398,674	20,139
Kimbell Royalty Partners LP	687,826	15,586
		60,357
Insurance - 1.8%
American International Group, Inc.	4,493,900	238,941
Aspen Insurance Holdings Ltd.	426,700	17,559
Hartford Financial Services Group, Inc.	1,179,400	59,406
Marsh & McLennan Companies, Inc.	191,877	16,239
MetLife, Inc.	2,861,100	131,296
RSA Insurance Group PLC	2,935,000	24,033
The Travelers Companies, Inc.	1,050,700	138,272
		625,746

TOTAL FINANCIALS		2,995,462

HEALTH CARE - 10.1%
Biotechnology - 2.0%
Alexion Pharmaceuticals, Inc. (a)	811,204	99,162
Amgen, Inc.	1,324,988	264,746
Biogen, Inc. (a)	408,785	144,501
Global Blood Therapeutics, Inc. (a)	327,146	16,014
Sarepta Therapeutics, Inc. (a)	285,200	39,369
Vertex Pharmaceuticals, Inc. (a)	676,400	124,728
		688,520
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	2,661,900	177,921
Align Technology, Inc. (a)	127,100	49,123
Baxter International, Inc.	1,799,000	133,792
Becton, Dickinson & Co.	792,100	207,427
Boston Scientific Corp. (a)	6,176,470	219,635
Intuitive Surgical, Inc. (a)	245,200	137,312
ResMed, Inc.	227,200	25,312
Wright Medical Group NV (a)	1,531,300	44,377
		994,899
Health Care Providers & Services - 2.9%
CVS Health Corp.	629,185	47,340
DaVita HealthCare Partners, Inc. (a)	905,700	62,756
HCA Holdings, Inc.	881,600	118,231
Henry Schein, Inc. (a)	976,208	75,832
Humana, Inc.	489,200	163,031
Molina Healthcare, Inc. (a)	611,500	84,387
UnitedHealth Group, Inc.	1,659,884	445,612
		997,189
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	1,067,200	72,079
Thermo Fisher Scientific, Inc.	687,297	164,333
		236,412
Pharmaceuticals - 1.6%
Allergan PLC	510,643	97,895
AstraZeneca PLC sponsored ADR	2,322,800	89,056
Bristol-Myers Squibb Co.	2,573,341	155,816
Jazz Pharmaceuticals PLC (a)	401,600	68,641
Nektar Therapeutics (a)	68,000	4,521
Perrigo Co. PLC	697,100	53,335
Roche Holding AG (participation certificate)	266,457	66,069
		535,333

TOTAL HEALTH CARE		3,452,353

INDUSTRIALS - 7.0%
Aerospace & Defense - 1.3%
General Dynamics Corp.	55,400	10,714
Lockheed Martin Corp.	61,260	19,628
Northrop Grumman Corp.	267,274	79,779
Raytheon Co.	170,480	34,001
Rockwell Collins, Inc.	266,900	36,285
The Boeing Co.	274,120	93,966
United Technologies Corp.	1,427,152	187,956
		462,329
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	862,091	105,934
Airlines - 0.4%
American Airlines Group, Inc.	2,852,855	115,484
JetBlue Airways Corp. (a)	568,100	10,839
		126,323
Building Products - 0.5%
Allegion PLC	601,770	52,486
USG Corp. (a)	3,104,000	133,782
		186,268
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	266,000	16,410
Construction & Engineering - 0.6%
AECOM (a)	5,794,857	194,939
Electrical Equipment - 0.9%
Sensata Technologies, Inc. PLC (a)	2,022,001	107,065
Sunrun, Inc. (a)(b)(c)	12,276,401	161,066
Vivint Solar, Inc. (a)(c)	8,241,297	43,267
		311,398
Industrial Conglomerates - 0.6%
3M Co.	101,340	21,375
General Electric Co.	9,942,000	128,649
Honeywell International, Inc.	350,900	55,814
		205,838
Machinery - 0.4%
Minebea Mitsumi, Inc.	2,857,400	53,645
WABCO Holdings, Inc. (a)	579,124	71,279
		124,924
Marine - 0.3%
A.P. Moller - Maersk A/S Series B	62,956	97,569
Professional Services - 0.6%
Nielsen Holdings PLC	5,748,430	149,459
WageWorks, Inc. (a)	1,219,655	65,252
		214,711
Road & Rail - 0.7%
CSX Corp.	1,641,650	121,745
Norfolk Southern Corp.	615,436	106,987
		228,732
Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. (a)	2,884,168	131,489

TOTAL INDUSTRIALS		2,406,864

INFORMATION TECHNOLOGY - 16.2%
Communications Equipment - 0.0%
Finisar Corp. (a)	757,479	15,453
Electronic Equipment & Components - 0.1%
Jabil, Inc.	596,115	17,621
Internet Software & Services - 5.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	1,231,700	215,560
Alphabet, Inc.:
Class A (a)	200	246
Class C (a)	584,647	712,211
ANGI Homeservices, Inc. Class A(a)(b)	3,157,585	68,393
Facebook, Inc. Class A (a)	2,345,569	412,187
Hortonworks, Inc. (a)	2,577,202	57,523
IAC/InterActiveCorp (a)	158,600	31,276
MercadoLibre, Inc.	58,600	20,065
MINDBODY, Inc. (a)	3,713,781	137,781
MongoDB, Inc. Class A (b)	339,095	24,401
NetEase, Inc. ADR	287,100	56,763
Shopify, Inc. Class A (a)	189,800	27,613
Tencent Holdings Ltd.	318,200	13,679
Wise Talent Information Technology Co. Ltd. (a)	965,600	3,272
		1,780,970
IT Services - 0.8%
Alliance Data Systems Corp.	773,200	184,470
DXC Technology Co.	290,100	26,425
FleetCor Technologies, Inc. (a)	30,700	6,562
Leidos Holdings, Inc.	597,300	42,271
PayPal Holdings, Inc. (a)	309,371	28,564
		288,292
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	1,393,000	35,062
Analog Devices, Inc.	28,947	2,861
Applied Materials, Inc.	401,800	17,285
Broadcom, Inc.	333,684	73,087
Lam Research Corp.	248,800	43,065
MACOM Technology Solutions Holdings, Inc. (a)(b)	3,212,027	74,037
Marvell Technology Group Ltd.	2,397,800	49,587
Micron Technology, Inc. (a)	1,317,826	69,212
NVIDIA Corp.	790,342	221,833
NXP Semiconductors NV (a)	134,400	12,518
ON Semiconductor Corp. (a)	1,647,095	35,149
Qualcomm, Inc.	3,753,177	257,881
		891,577
Software - 5.4%
Activision Blizzard, Inc.	3,172,131	228,711
Adobe Systems, Inc. (a)	151,516	39,926
Autodesk, Inc. (a)	918,791	141,815
Avast PLC	10,612,100	35,427
Cardlytics, Inc. (a)	444,741	9,068
Citrix Systems, Inc. (a)	2,193,450	250,097
Kingsoft Corp. Ltd.	16,820,000	30,559
LINE Corp. (a)	358,200	16,344
Microsoft Corp.	6,375,712	716,184
Nuance Communications, Inc. (a)	9,122,200	148,874
Parametric Technology Corp. (a)	241,411	24,127
Red Hat, Inc. (a)	360,559	53,265
Salesforce.com, Inc. (a)	469,120	71,625
Symantec Corp.	314,100	6,332
Talend SA ADR (a)	1,012,500	62,319
Totvs SA	987,600	6,459
		1,841,132
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	3,091,931	703,816

TOTAL INFORMATION TECHNOLOGY		5,538,861

MATERIALS - 1.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	163,300	27,155
Axalta Coating Systems Ltd. (a)	254,300	7,756
DowDuPont, Inc.	3,044,414	213,505
FMC Corp.	134,500	11,493
LG Chemical Ltd.	18,700	6,136
Linde AG	147,200	33,523
LyondellBasell Industries NV Class A	678,100	76,476
Olin Corp.	887,700	27,279
Platform Specialty Products Corp. (a)	2,345,500	31,101
The Chemours Co. LLC	1,746,564	76,150
Westlake Chemical Corp.	347,133	32,828
		543,402
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	96,000	19,077
Containers & Packaging - 0.0%
Packaging Corp. of America	67,700	7,442
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	1,347,900	18,938
Newmont Mining Corp.	533,400	16,551
		35,489

TOTAL MATERIALS		605,410

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
American Homes 4 Rent Class A	529,300	12,280
American Tower Corp.	841,900	125,544
Ant International Co. Ltd. Class C (d)(e)	4,971,128	27,888
Boston Properties, Inc.	402,097	52,454
Colony NorthStar, Inc.	1,054,709	6,465
Corporate Office Properties Trust (SBI)	960,100	29,552
Corrections Corp. of America	395,000	10,227
Equinix, Inc.	124,800	54,429
Equity Lifestyle Properties, Inc.	124,700	12,081
Front Yard Residential Corp. Class B	1,952,211	23,856
Gaming & Leisure Properties	196,300	7,026
Healthcare Trust of America, Inc.	330,200	9,434
Outfront Media, Inc.	373,862	7,429
Pennsylvania Real Estate Investment Trust (SBI) (b)	624,500	6,370
Prologis, Inc.	856,400	57,533
Public Storage	358,700	76,252
Spirit MTA REIT	289,200	3,100
Spirit Realty Capital, Inc.	2,892,000	24,206
Store Capital Corp.	1,023,900	29,499
Sun Communities, Inc.	103,442	10,673
The Macerich Co.	254,400	14,943
VEREIT, Inc.	742,600	5,807
		607,048
Real Estate Management & Development - 0.0%
Brookfield Property Partners LP	146,264	2,922
Cushman & Wakefield PLC	903,100	15,949
		18,871

TOTAL REAL ESTATE		625,919

TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	4,681,064	149,513
Verizon Communications, Inc.	3,418,020	185,838
Zayo Group Holdings, Inc. (a)	588,963	20,413
		355,764
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	456,701	30,161

TOTAL TELECOMMUNICATION SERVICES		385,925

UTILITIES - 1.9%
Electric Utilities - 1.2%
Duke Energy Corp.	97,000	7,880
Edison International	394,100	25,904
Entergy Corp.	305,200	25,512
Evergy, Inc.	279,461	15,943
Eversource Energy	140,300	8,759
Exelon Corp.	2,060,225	90,052
FirstEnergy Corp.	1,228,748	45,931
NextEra Energy, Inc.	623,500	106,057
PG&E Corp.	997,599	46,069
PPL Corp.	1,772,000	52,699
		424,806
Independent Power and Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	484,575	17,149
The AES Corp.	2,730,700	36,755
		53,904
Multi-Utilities - 0.5%
Dominion Resources, Inc.	892,878	63,189
Public Service Enterprise Group, Inc.	804,970	42,140
SCANA Corp.	493,478	18,920
Sempra Energy	305,857	35,504
		159,753

TOTAL UTILITIES		638,463

TOTAL COMMON STOCKS
(Cost $16,794,239)		22,722,868

Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Braskem SA (PN-A)
(Cost $3,580)	248,800	3,617
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 9.4%
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	5,595	5,599
General Motors Financial Co., Inc.:
3.15% 1/15/20	19,000	19,009
3.5% 7/10/19	41,541	41,762
4% 1/15/25	7,674	7,441
4.2% 3/1/21	10,665	10,813
4.25% 5/15/23	3,220	3,232
		87,856
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 2.75% 12/9/20	1,722	1,712
Media - 0.6%
21st Century Fox America, Inc. 7.75% 12/1/45	9,421	13,876
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	20,893
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	10,261	10,466
4.908% 7/23/25	6,898	7,034
5.375% 5/1/47	9,270	8,646
Comcast Corp.:
3.9% 3/1/38	1,918	1,776
3.969% 11/1/47	6,197	5,610
3.999% 11/1/49	7,076	6,372
4% 3/1/48	3,508	3,169
4.6% 8/15/45	5,066	4,981
4.65% 7/15/42	4,526	4,499
NBCUniversal, Inc.:
4.45% 1/15/43	3,588	3,449
5.95% 4/1/41	2,510	2,908
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,074
4.5% 9/15/42	1,982	1,670
5.5% 9/1/41	3,051	2,931
5.875% 11/15/40	7,066	7,060
6.55% 5/1/37	40,485	43,718
7.3% 7/1/38	7,024	8,161
8.25% 4/1/19	11,974	12,331
Time Warner, Inc. 2.1% 6/1/19	12,500	12,440
		193,064

TOTAL CONSUMER DISCRETIONARY		282,632

CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	18,661
3.3% 2/1/23	20,335	20,175
4.7% 2/1/36	19,253	19,517
4.9% 2/1/46	22,019	22,377
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	10,422	10,225
		90,955
Food & Staples Retailing - 0.0%
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	3,926
3.3% 11/18/21	4,671	4,659
		8,585
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	12,900	12,846
4% 1/31/24	3,615	3,692
Bat Capital Corp. 4.54% 8/15/47 (f)	20,000	18,451
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (f)	8,553	8,532
4.25% 7/21/25 (f)	8,553	8,510
Reynolds American, Inc.:
3.25% 6/12/20	1,695	1,693
4% 6/12/22	5,830	5,901
4.45% 6/12/25	4,227	4,285
4.85% 9/15/23	8,000	8,342
5.7% 8/15/35	2,194	2,367
5.85% 8/15/45	16,830	18,345
6.15% 9/15/43	14,000	15,639
7.25% 6/15/37	7,569	9,498
		118,101

TOTAL CONSUMER STAPLES		217,641

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,908
6.5% 4/1/20	3,517	3,694
Halliburton Co.:
3.8% 11/15/25	4,660	4,651
4.85% 11/15/35	4,069	4,258
Noble Holding International Ltd.:
7.95% 4/1/25 (g)	3,936	3,739
8.95% 4/1/45 (g)	3,799	3,438
		22,688
Oil, Gas & Consumable Fuels - 1.4%
Amerada Hess Corp. 7.875% 10/1/29	4,487	5,463
Anadarko Finance Co. 7.5% 5/1/31	13,089	16,386
Anadarko Petroleum Corp.:
4.85% 3/15/21	12,068	12,443
5.55% 3/15/26	6,563	7,053
6.45% 9/15/36	1,840	2,134
6.6% 3/15/46	8,910	10,723
Canadian Natural Resources Ltd. 5.85% 2/1/35	4,725	5,317
Cenovus Energy, Inc. 4.25% 4/15/27	14,753	14,250
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	7,911	7,887
4.5% 6/1/25	2,416	2,440
DCP Midstream LLC:
4.75% 9/30/21 (f)	6,909	7,013
5.35% 3/15/20 (f)	6,814	6,967
DCP Midstream Operating LP:
3.875% 3/15/23	2,761	2,692
4.95% 4/1/22	1,267	1,286
5.6% 4/1/44	2,216	2,127
Duke Energy Field Services 6.45% 11/3/36 (f)	6,493	6,834
Empresa Nacional de Petroleo 4.375% 10/30/24 (f)	5,615	5,635
Enable Midstream Partners LP:
2.4% 5/15/19 (g)	1,957	1,948
3.9% 5/15/24 (g)	2,064	1,995
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,187
4.375% 10/15/20	5,808	5,891
Enbridge, Inc.:
4.25% 12/1/26	3,252	3,266
5.5% 12/1/46	3,753	4,209
Energy Transfer Partners LP:
4.2% 9/15/23	2,113	2,138
4.95% 6/15/28	7,210	7,355
5.8% 6/15/38	4,020	4,156
6% 6/15/48	2,618	2,778
Kinder Morgan Energy Partners LP 6.55% 9/15/40	904	1,020
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,590
MPLX LP:
4.5% 7/15/23	3,584	3,685
4.875% 12/1/24	4,918	5,106
Nakilat, Inc. 6.067% 12/31/33 (f)	2,490	2,720
Nexen, Inc. 6.2% 7/30/19	2,252	2,313
Petrobras Global Finance BV:
4.375% 5/20/23	4,137	3,885
7.25% 3/17/44	30,172	27,638
Petroleos Mexicanos:
3.5% 1/30/23	5,005	4,716
4.5% 1/23/26	11,915	11,021
4.625% 9/21/23	13,980	13,740
4.875% 1/24/22	1,430	1,438
4.875% 1/18/24	7,021	6,881
5.375% 3/13/22	4,960	5,069
5.5% 1/21/21	13,423	13,799
5.5% 6/27/44	6,301	5,209
5.625% 1/23/46	11,673	9,617
6% 3/5/20	3,052	3,155
6.35% 2/12/48 (f)	8,000	7,100
6.375% 1/23/45	26,396	23,647
6.5% 3/13/27	8,390	8,494
6.5% 6/2/41	8,420	7,710
6.75% 9/21/47	21,513	19,914
6.875% 8/4/26	13,000	13,455
8% 5/3/19	3,330	3,421
Phillips 66 Co. 4.3% 4/1/22	6,383	6,569
Phillips 66 Partners LP 2.646% 2/15/20	652	645
Southeast Supply Header LLC 4.25% 6/15/24 (f)	5,790	5,817
Southwestern Energy Co. 6.2% 1/23/25 (g)	4,632	4,638
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,996
4.55% 6/24/24	25,316	25,839
Western Gas Partners LP:
4.5% 3/1/28	1,600	1,571
4.65% 7/1/26	2,228	2,230
4.75% 8/15/28	2,109	2,099
5.375% 6/1/21	23,110	23,948
Williams Partners LP:
3.6% 3/15/22	6,925	6,909
3.9% 1/15/25	2,391	2,365
4% 11/15/21	3,157	3,198
4.3% 3/4/24	10,014	10,133
4.5% 11/15/23	3,444	3,525
		472,398

TOTAL ENERGY		495,086

FINANCIALS - 3.9%
Banks - 2.0%
Bank of America Corp.:
3.004% 12/20/23 (g)	49,521	48,209
3.3% 1/11/23	13,500	13,395
3.419% 12/20/28 (g)	10,395	9,795
3.5% 4/19/26	9,902	9,639
3.864% 7/23/24 (g)	8,285	8,323
3.95% 4/21/25	6,998	6,885
4.2% 8/26/24	11,449	11,503
4.25% 10/22/26	6,748	6,699
Barclays PLC:
2.75% 11/8/19	5,728	5,698
3.25% 1/12/21	8,790	8,689
4.375% 1/12/26	11,847	11,571
5.2% 5/12/26	10,495	10,370
BB&T Corp. 3.95% 3/22/22	1,805	1,836
Citigroup, Inc.:
2.7% 10/27/22	53,057	51,260
3.875% 3/26/25	17,000	16,608
4.05% 7/30/22	17,500	17,690
4.3% 11/20/26	17,098	16,859
Citizens Bank NA 2.55% 5/13/21	3,064	2,991
Citizens Financial Group, Inc. 4.15% 9/28/22 (f)	7,659	7,673
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,374
3.75% 3/26/25	8,440	8,194
3.8% 9/15/22	13,270	13,274
3.8% 6/9/23	16,850	16,745
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,491
Discover Bank:
3.35% 2/6/23	5,490	5,364
7% 4/15/20	4,144	4,357
Fifth Third Bancorp:
2.875% 7/27/20	43,000	42,820
3.5% 3/15/22	638	640
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,425
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,613
Huntington National Bank:
2.2% 4/1/19	3,200	3,192
2.4% 4/1/20	40,000	39,514
Intesa Sanpaolo SpA:
5.017% 6/26/24 (f)	7,748	7,011
5.71% 1/15/26 (f)	18,498	16,784
JPMorgan Chase & Co.:
2.95% 10/1/26	34,906	32,665
3.797% 7/23/24 (g)	10,331	10,366
3.875% 9/10/24	24,177	24,020
4.125% 12/15/26	61,229	61,127
KeyCorp. 5.1% 3/24/21	628	656
Rabobank Nederland 4.375% 8/4/25	13,516	13,473
Regions Bank 6.45% 6/26/37	12,100	14,350
Regions Financial Corp. 3.2% 2/8/21	5,563	5,541
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,104	23,175
6% 12/19/23	16,075	16,761
6.1% 6/10/23	9,334	9,749
6.125% 12/15/22	39,429	41,356
SunTrust Banks, Inc. 2.35% 11/1/18	3,000	3,000
		696,730
Capital Markets - 1.2%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	9,670	9,412
4.25% 2/15/24	3,357	3,417
Credit Suisse Group AG 3.869% 1/12/29 (f)(g)	6,889	6,576
Deutsche Bank AG 4.5% 4/1/25	27,715	25,919
Deutsche Bank AG New York Branch 3.3% 11/16/22	18,270	17,363
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (g)	125,990	123,206
3.2% 2/23/23	14,500	14,243
6.75% 10/1/37	4,014	4,844
IntercontinentalExchange, Inc. 2.75% 12/1/20	3,082	3,057
Lazard Group LLC 4.25% 11/14/20	5,286	5,382
Moody's Corp.:
3.25% 1/15/28	4,208	3,991
4.875% 2/15/24	3,952	4,153
Morgan Stanley:
2.65% 1/27/20	2,659	2,644
3.125% 1/23/23	68,526	67,343
3.125% 7/27/26	1,531	1,430
3.7% 10/23/24	5,388	5,341
3.737% 4/24/24 (g)	53,000	52,792
4.875% 11/1/22	8,674	9,035
5.625% 9/23/19	547	562
Peachtree Corners Funding Trust 3.976% 2/15/25 (f)	10,000	9,894
Thomson Reuters Corp. 3.85% 9/29/24	5,214	5,152
UBS AG Stamford Branch 2.375% 8/14/19	12,750	12,700
UBS Group Funding Ltd. 4.125% 9/24/25 (f)	9,717	9,753
		398,209
Consumer Finance - 0.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	3,172	3,123
4.125% 7/3/23	7,468	7,453
Capital One Financial Corp. 3.8% 1/31/28	7,659	7,289
Discover Financial Services:
3.85% 11/21/22	2,701	2,691
3.95% 11/6/24	20,000	19,601
5.2% 4/27/22	2,488	2,587
Ford Motor Credit Co. LLC:
2.875% 10/1/18	11,000	11,003
5.875% 8/2/21	12,574	13,133
Hyundai Capital America 2.55% 2/6/19 (f)	6,671	6,659
Synchrony Financial:
3% 8/15/19	2,283	2,279
3.75% 8/15/21	8,466	8,447
3.95% 12/1/27	9,624	8,769
4.25% 8/15/24	3,469	3,363
		96,397
Diversified Financial Services - 0.1%
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (f)	1,851	1,845
Brixmor Operating Partnership LP:
3.25% 9/15/23	11,325	10,891
3.875% 8/15/22	10,251	10,234
4.125% 6/15/26	3,990	3,897
Voya Financial, Inc. 3.125% 7/15/24	4,991	4,747
		31,614
Insurance - 0.3%
AIA Group Ltd. 2.25% 3/11/19 (f)	1,416	1,410
American International Group, Inc.:
3.3% 3/1/21	4,640	4,638
3.75% 7/10/25	14,847	14,524
4.875% 6/1/22	11,881	12,449
Aon Corp. 5% 9/30/20	129	133
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (f)	6,498	6,608
5% 6/1/21 (f)	8,525	8,821
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	4,992
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (f)	9,547	9,193
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (f)	4,915	6,160
Pacific LifeCorp 5.125% 1/30/43 (f)	7,709	8,272
Prudential Financial, Inc. 7.375% 6/15/19	2,520	2,609
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (f)	8,243	8,875
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (f)	1,938	1,936
4.125% 11/1/24 (f)	2,810	2,799
Unum Group:
3.875% 11/5/25	9,271	9,038
5.625% 9/15/20	3,860	4,016
5.75% 8/15/42	12,079	12,883
		119,356

TOTAL FINANCIALS		1,342,306

HEALTH CARE - 0.7%
Biotechnology - 0.0%
AbbVie, Inc. 2.9% 11/6/22	8,127	7,928
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 3.7% 6/6/27	6,008	5,753
Health Care Providers & Services - 0.4%
CVS Health Corp.:
3.7% 3/9/23	4,500	4,488
3.875% 7/20/25	7,967	7,866
4.1% 3/25/25	20,820	20,844
4.3% 3/25/28	24,177	23,995
4.78% 3/25/38	10,763	10,707
5.05% 3/25/48	15,824	16,037
Elanco Animal Health, Inc.:
3.912% 8/27/21 (f)	1,834	1,839
4.272% 8/28/23 (f)	5,788	5,812
4.9% 8/28/28 (f)	2,438	2,457
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	11,916
4.25% 10/15/19	20,200	20,425
4.75% 5/1/23	375	381
5.875% 3/15/22	450	478
6.5% 2/15/20	12,966	13,459
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,099
		145,803
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. 3.3% 2/15/22	13,389	13,335
Pharmaceuticals - 0.2%
Actavis Funding SCS:
3% 3/12/20	7,106	7,087
3.45% 3/15/22	16,210	16,085
Mylan NV:
2.5% 6/7/19	2,645	2,633
3.15% 6/15/21	9,840	9,694
3.95% 6/15/26	4,843	4,593
4.55% 4/15/28 (f)	6,200	6,061
Perrigo Finance PLC 3.5% 12/15/21	739	732
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	6,966	6,513
2.8% 7/21/23	3,252	2,878
		56,276

TOTAL HEALTH CARE		229,095

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (f)	5,000	5,124
Airlines - 0.0%
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	51	51
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,813
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.625% 9/4/18	8,396	8,396
3% 9/15/23	1,367	1,303
3.375% 6/1/21	4,953	4,924
3.75% 2/1/22	7,839	7,862
3.875% 4/1/21	4,953	4,986
4.25% 9/15/24	5,492	5,506
4.75% 3/1/20	5,518	5,628
		38,605

TOTAL INDUSTRIALS		45,593

INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	1,262	1,261
MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (f)(g)	3,645	3,828
6.75% 10/19/75 (f)(g)	9,054	9,937
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (f)	2,954	2,812
4.5% 8/13/23 (Reg. S)	10,600	10,841
4.5% 8/1/47 (f)	3,000	2,916
		30,334
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,359
4.6% 4/1/22	2,434	2,512
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,749
American Tower Corp. 2.8% 6/1/20	8,000	7,935
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,820
Camden Property Trust 2.95% 12/15/22	2,417	2,360
CommonWealth REIT 5.875% 9/15/20	1,166	1,200
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,233
5% 7/1/25	5,570	5,719
DDR Corp.:
3.625% 2/1/25	3,968	3,798
4.25% 2/1/26	3,429	3,385
4.625% 7/15/22	4,470	4,596
Duke Realty LP:
3.625% 4/15/23	3,152	3,137
3.75% 12/1/24	2,549	2,526
3.875% 10/15/22	5,452	5,527
Equity One, Inc. 3.75% 11/15/22	8,200	8,190
HCP, Inc.:
3.4% 2/1/25	7,000	6,687
3.875% 8/15/24	13,000	12,790
Health Care REIT, Inc. 4.125% 4/1/19	13,700	13,757
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,226
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	11,855	11,851
4.5% 1/15/25	4,460	4,415
4.5% 4/1/27	34,977	33,948
4.75% 1/15/28	11,399	11,222
4.95% 4/1/24	2,101	2,147
5.25% 1/15/26	10,420	10,653
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,501
5% 12/15/23	1,140	1,146
Ventas Realty LP:
3.125% 6/15/23	2,534	2,466
3.5% 2/1/25	2,833	2,733
3.75% 5/1/24	7,900	7,823
4% 3/1/28	4,046	3,960
4.125% 1/15/26	2,782	2,763
4.375% 2/1/45	1,322	1,231
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,214
WP Carey, Inc. 4% 2/1/25	9,404	9,240
		204,819
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	9,479	9,456
3.95% 11/15/27	7,910	7,567
4.1% 10/1/24	6,548	6,485
4.55% 10/1/29	7,034	6,940
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,116
3.95% 7/1/22	5,951	6,021
4.75% 10/1/25	6,539	6,772
5.25% 3/15/21	4,138	4,300
Liberty Property LP:
3.375% 6/15/23	3,313	3,260
4.125% 6/15/22	3,219	3,285
4.75% 10/1/20	8,747	8,962
Mack-Cali Realty LP:
3.15% 5/15/23	7,438	6,583
4.5% 4/18/22	2,016	1,968
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,348
Tanger Properties LP:
3.125% 9/1/26	4,924	4,469
3.75% 12/1/24	4,790	4,637
3.875% 12/1/23	2,716	2,664
		93,833

TOTAL REAL ESTATE		298,652

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,683
3.6% 2/17/23	12,300	12,239
4.45% 4/1/24	854	875
4.5% 3/9/48	25,000	21,582
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	73
Verizon Communications, Inc.:
2.625% 2/21/20	5,764	5,747
3.85% 11/1/42	2,128	1,829
5.012% 4/15/49	5,561	5,578
5.012% 8/21/54	23,143	22,541
5.5% 3/16/47	16,500	17,790
		93,937
UTILITIES - 0.5%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	3,700	3,510
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)	5,539	5,859
6.4% 9/15/20 (f)	14,254	14,993
FirstEnergy Corp.:
4.25% 3/15/23	27,079	27,614
7.375% 11/15/31	35,412	45,895
FirstEnergy Solutions Corp. 6.05% 8/15/21 (h)	12,120	7,514
IPALCO Enterprises, Inc.:
3.45% 7/15/20	13,932	13,832
3.7% 9/1/24	3,782	3,656
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,042
NV Energy, Inc. 6.25% 11/15/20	1,957	2,075
TECO Finance, Inc. 5.15% 3/15/20	164	168
		126,158
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,532
Independent Power and Renewable Electricity Producers - 0.0%
Emera U.S. Finance LP:
2.15% 6/15/19	2,358	2,341
2.7% 6/15/21	2,321	2,264
3.55% 6/15/26	3,712	3,527
		8,132
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (g)(i)	20,448	19,681
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (g)(i)	5,485	5,279
Puget Energy, Inc. 6% 9/1/21	813	866
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (g)(i)	4,882	4,751
		30,577

TOTAL UTILITIES		167,399

TOTAL NONCONVERTIBLE BONDS
(Cost $3,212,836)		3,203,936

U.S. Government and Government Agency Obligations - 11.1%
U.S. Treasury Inflation-Protected Obligations - 1.8%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$125,649	$120,866
0.875% 2/15/47	29,198	28,917
1% 2/15/46	26,279	26,823
1.375% 2/15/44	105,411	116,485
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/26	75,165	71,732
0.25% 1/15/25	67,053	64,985
0.375% 1/15/27	31,212	30,190
0.375% 7/15/27	50,507	49,872
0.625% 1/15/26	106,051	105,003

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		614,873

U.S. Treasury Obligations - 9.3%
U.S. Treasury Bills, yield at date of purchase 1.93% to 2.04% 10/4/18 to 11/23/18 (j)	11,930	11,880
U.S. Treasury Bonds:
2.75% 11/15/47	74,046	70,078
3% 5/15/45 (k)	30,750	30,624
3% 11/15/45	56,698	56,457
3% 5/15/47	52,010	51,756
3% 8/15/48	171,264	170,401
U.S. Treasury Notes:
1.25% 3/31/21	287,028	276,892
1.25% 10/31/21	441,071	421,654
1.5% 8/15/26	20,991	19,000
1.75% 6/30/22	95,692	92,275
1.875% 3/31/22	207,272	201,248
1.875% 7/31/22	98,619	95,472
2% 12/31/21	442,692	432,576
2.125% 12/31/22	201,389	196,283
2.125% 7/31/24	336,093	323,936
2.125% 11/30/24	154,976	149,025
2.25% 12/31/24	157,034	152,041
2.25% 11/15/27	149,273	141,891
2.375% 5/15/27	31,530	30,383
2.625% 6/30/23	105,807	105,208
2.75% 6/30/25	127,050	126,534
2.75% 2/15/28	23,600	23,367

TOTAL U.S. TREASURY OBLIGATIONS		3,178,981

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $3,889,695)		3,793,854

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (f)	$7,821	$7,789
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (f)	16,510	16,583
Class AA, 2.487% 12/16/41 (f)	3,715	3,614
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	2,012	2,010
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (f)	13,061	13,123
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	330	331
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (f)	6,142	6,022
Class A2II, 4.03% 11/20/47 (f)	10,362	10,257
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8898% 3/25/34 (g)(i)	3	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (f)(g)(i)	280	275
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (f)(g)(i)	101	99
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (f)(g)(i)	168	159
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (f)(g)(i)	64	60
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (g)(i)	2,909	2,275
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (g)(i)	1,382	1,378
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (g)(i)	1,620	1,621
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (g)(i)	27	27
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (f)	12,836	12,926
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (e)(f)(g)(i)	2,116	1,310
TOTAL ASSET-BACKED SECURITIES
(Cost $75,179)		79,861

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.6248% 1/25/35 (g)(i)	317	318
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (g)(i)	244	241
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/35 (g)(i)	282	280
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (g)(i)	16	15
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (g)(i)	1,078	1,074

TOTAL PRIVATE SPONSOR		1,928

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	5,988	5,906
Series 2015-H21 Class JA, 2.5% 6/20/65 (l)	6,355	6,324

TOTAL U.S. GOVERNMENT AGENCY		12,230

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,096)		14,158

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (g)(m)	23	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (f)(g)(i)	18	18
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.4648% 11/25/35 (f)(g)(i)	207	200
Class M1, 1 month U.S. LIBOR + 0.440% 2.5048% 11/25/35 (f)(g)(i)	27	26
Class M2, 1 month U.S. LIBOR + 0.490% 2.5548% 11/25/35 (f)(g)(i)	35	33
Class M3, 1 month U.S. LIBOR + 0.510% 2.5748% 11/25/35 (f)(g)(i)	31	30
Class M4, 1 month U.S. LIBOR + 0.600% 2.6648% 11/25/35 (f)(g)(i)	38	37
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (f)(g)(i)	543	510
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (f)(g)(i)	24	27
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (f)(g)(i)	175	163
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (f)(g)(i)	53	49
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (f)(g)(i)	77	70
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (f)(g)(i)	42	40
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (f)(g)(i)	42	34
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (f)(g)(i)	45	35
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.4248% 4/25/36 (f)(g)(i)	78	74
Class M1, 1 month U.S. LIBOR + 0.380% 2.4448% 4/25/36 (f)(g)(i)	28	27
Class M2, 1 month U.S. LIBOR + 0.400% 2.4648% 4/25/36 (f)(g)(i)	29	28
Class M3, 1 month U.S. LIBOR + 0.420% 2.4848% 4/25/36 (f)(g)(i)	25	24
Class M4, 1 month U.S. LIBOR + 0.520% 2.5848% 4/25/36 (f)(g)(i)	14	14
Class M5, 1 month U.S. LIBOR + 0.560% 2.6248% 4/25/36 (f)(g)(i)	14	13
Class M6, 1 month U.S. LIBOR + 0.640% 2.7048% 4/25/36 (f)(g)(i)	28	26
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/36 (f)(g)(i)	69	66
Class M2, 1 month U.S. LIBOR + 0.330% 2.3948% 7/25/36 (f)(g)(i)	49	46
Class M3, 1 month U.S. LIBOR + 0.350% 2.4148% 7/25/36 (f)(g)(i)	40	38
Class M4, 1 month U.S. LIBOR + 0.420% 2.4848% 7/25/36 (f)(g)(i)	27	26
Class M5, 1 month U.S. LIBOR + 0.470% 2.5348% 7/25/36 (f)(g)(i)	33	32
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (f)(g)(i)	24	25
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 12/25/36 (f)(g)(i)	1,468	1,392
Class M1, 1 month U.S. LIBOR + 0.290% 2.3548% 12/25/36 (f)(g)(i)	98	90
Class M2, 1 month U.S. LIBOR + 0.310% 2.3748% 12/25/36 (f)(g)(i)	65	58
Class M3, 1 month U.S. LIBOR + 0.340% 2.4048% 12/25/36 (f)(g)(i)	66	57
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (f)(g)(i)	315	292
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (f)(g)(i)	332	320
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (f)(g)(i)	312	305
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (f)(g)(i)	109	101
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (f)(g)(i)	60	55
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (f)(g)(i)	49	41
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (f)(g)(i)	322	302
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (f)(g)(i)	64	59
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (f)(g)(i)	68	62
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (f)(g)(i)	108	93
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (f)(g)(i)	169	142
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (f)(g)(i)	66	64
Series 2004-1, Class IO, 1.25% 4/25/34 (f)(m)	607	23
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(g)(m)	10,512	0
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (f)(g)	7,930	7,930
Class CFX, 3.4949% 12/15/34 (f)(g)	6,656	6,644
Class DFX, 3.4949% 12/15/34 (f)(g)	5,641	5,614
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (f)	1,323	1,368
Class DFX, 5.3503% 7/5/33 (f)	2,035	2,106
Class EFX, 5.5422% 7/5/33 (f)	2,784	2,846
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (f)(g)	7,150	6,975
Class B, 4.181% 11/15/34 (f)	3,007	2,961
Class C, 5.205% 11/15/34 (f)	2,110	2,104
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	3,942	3,906
Class D, 5.513% 12/15/43 (g)	2,102	1,892
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $48,560)		49,513

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,779
7.5% 4/1/34	8,780	12,338
7.55% 4/1/39	17,675	26,213
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,375
Series 2010 C1, 7.781% 1/1/35	13,980	16,029
Series 2012 B, 5.432% 1/1/42	6,845	6,318
6.05% 1/1/29	430	442
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	8,975	9,177
5.1% 6/1/33	16,965	16,373
Series 2010-1, 6.63% 2/1/35	17,960	19,112
Series 2010-3:
5.547% 4/1/19	185	187
6.725% 4/1/35	10,580	11,353
7.35% 7/1/35	5,140	5,712
Series 2010-5, 6.2% 7/1/21	2,472	2,565
Series 2011, 5.877% 3/1/19	26,600	26,942
Series 2013, 4% 12/1/20	7,040	7,009
TOTAL MUNICIPAL SECURITIES
(Cost $157,909)		162,924

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.625% 1/13/28
(Cost $3,827)	3,841	3,405

Bank Notes - 0.2%
Capital One NA 2.95% 7/23/21	8,837	8,705
Discover Bank:
(Delaware) 3.2% 8/9/21	$10,936	$10,835
3.1% 6/4/20	11,505	11,457
4.682% 8/9/28 (g)	14,042	14,035
8.7% 11/18/19	745	789
RBS Citizens NA 2.5% 3/14/19	5,410	5,406
Synchrony Bank 3.65% 5/24/21	8,499	8,445
TOTAL BANK NOTES
(Cost $59,993)		59,672
	Shares	Value (000s)

Fixed-Income Funds - 9.0%
Fidelity High Income Central Fund 2 (n)	6,372,306	$715,546
Fidelity Mortgage Backed Securities Central Fund (n)	22,452,369	2,366,031
TOTAL FIXED-INCOME FUNDS
(Cost $3,045,835)		3,081,577

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.97% (o)	972,929,978	973,125
Fidelity Securities Lending Cash Central Fund 1.98% (o)(p)	99,659,641	99,670
TOTAL MONEY MARKET FUNDS
(Cost $1,072,716)		1,072,795
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $28,378,465)		34,248,180
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,681)
NET ASSETS - 100%		$34,245,499

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,873	Sept. 2018	$271,782	$11,822	$11,822

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Swaps

Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	Monthly	$161	$(155)	$0	$(155)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,888,000 or 0.1% of net assets.

 (e) Level 3 security

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $375,418,000 or 1.1% of net assets.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,451,000.

 (k) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $114,000.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$27,888

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$14,748
Fidelity High Income Central Fund 2	46,642
Fidelity Mortgage Backed Securities Central Fund	57,832
Fidelity Securities Lending Cash Central Fund	2,110
Total	$121,332

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$725,041	$--	$--	$--	$(9,495)	$715,546	80.9%
Fidelity Mortgage Backed Securities Central Fund	1,948,228	484,717(a)	--	--	(66,914)	2,366,031	29.6%
Total	$2,673,269	$484,717	$--	$--	$(76,409)	$3,081,577

 (a) Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
MDC Partners, Inc. Class A	$31,782	$--	$8,954	$--	$(8,959)	$(2,914)	$--
Sunrun, Inc.	45,210	50,825	--	--	--	65,031	161,066
Vivint Solar, Inc.	22,401	14,846	--	--	--	6,020	43,267
Yext, Inc.	52,599	14,023	83,282	--	15,410	1,250	--
Total	$151,992	$79,694	$92,236	$--	$6,451	$69,387	$204,333

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,336,781	$3,336,781	$--	$--
Consumer Staples	1,394,025	1,321,602	72,423	--
Energy	1,342,805	1,342,805	--	--
Financials	2,995,462	2,989,173	6,289	--
Health Care	3,452,353	3,386,284	66,069	--
Industrials	2,406,864	2,309,295	97,569	--
Information Technology	5,538,861	5,508,838	30,023	--
Materials	609,027	609,027	--	--
Real Estate	625,919	598,031	--	27,888
Telecommunication Services	385,925	385,925	--	--
Utilities	638,463	638,463	--	--
Corporate Bonds	3,203,936	--	3,203,936	--
U.S. Government and Government Agency Obligations	3,793,854	--	3,793,854	--
Asset-Backed Securities	79,861	--	78,551	1,310
Collateralized Mortgage Obligations	14,158	--	14,158	--
Commercial Mortgage Securities	49,513	--	49,513	--
Municipal Securities	162,924	--	162,924	--
Foreign Government and Government Agency Obligations	3,405	--	3,405	--
Bank Notes	59,672	--	59,672	--
Fixed-Income Funds	3,081,577	3,081,577	--	--
Money Market Funds	1,072,795	1,072,795	--	--
Total Investments in Securities:	$34,248,180	$26,580,596	$7,638,386	$29,198
Derivative Instruments:
Assets
Futures Contracts	$11,822	$11,822	$--	$--
Total Assets	$11,822	$11,822	$--	$--
Liabilities
Swaps	$(155)	$--	$(155)	$--
Total Liabilities	$(155)	$--	$(155)	$--
Total Derivative Instruments:	$11,667	$11,822	$(155)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Credit Risk
Swaps(a)	$0	$(155)
Total Credit Risk	0	(155)
Equity Risk
Futures Contracts(b)	11,822	0
Total Equity Risk	11,822	0
Total Value of Derivatives	$11,822	$(155)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	19.2%
AAA,AA,A	2.2%
BBB	6.7%
BB	2.1%
B	1.0%
CCC,CC,C	0.3%
Not Rated	0.1%
Equities	66.4%
Short-Term Investments and Net Other Assets	2.0%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $98,812) — See accompanying schedule: Unaffiliated issuers (cost $24,137,767)	$29,889,475
Fidelity Central Funds (cost $4,118,551)	4,154,372
Other affiliated issuers (cost $122,147)	204,333
Total Investment in Securities (cost $28,378,465)		$34,248,180
Cash		7,453
Receivable for investments sold		65,598
Receivable for fund shares sold		23,585
Dividends receivable		34,573
Interest receivable		55,119
Distributions receivable from Fidelity Central Funds		5,654
Receivable for daily variation margin on futures contracts		9
Prepaid expenses		78
Other receivables		2,422
Total assets		34,442,671
Liabilities
Payable for investments purchased	$55,540
Payable for fund shares redeemed	25,791
Bi-lateral OTC swaps, at value	155
Accrued management fee	10,994
Other affiliated payables	3,200
Other payables and accrued expenses	1,822
Collateral on securities loaned	99,670
Total liabilities		197,172
Net Assets		$34,245,499
Net Assets consist of:
Paid in capital		$26,218,441
Undistributed net investment income		116,764
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		2,028,952
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,881,342
Net Assets		$34,245,499
Balanced:
Net Asset Value, offering price and redemption price per share ($25,088,496 ÷ 990,376 shares)		$25.33
Class K:
Net Asset Value, offering price and redemption price per share ($9,157,003 ÷ 361,455 shares)		$25.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Dividends		$325,759
Interest		231,170
Income from Fidelity Central Funds		120,829
Total income		677,758
Expenses
Management fee	$127,710
Transfer agent fees	35,172
Accounting and security lending fees	2,351
Custodian fees and expenses	517
Independent trustees' fees and expenses	140
Registration fees	344
Audit	143
Legal	67
Miscellaneous	230
Total expenses before reductions	166,674
Expense reductions	(2,398)
Total expenses after reductions		164,276
Net investment income (loss)		513,482
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,775,545
Fidelity Central Funds	21
Other affiliated issuers	6,451
Foreign currency transactions	(411)
Futures contracts	22,848
Swaps	3
Capital gain distributions from Fidelity Central Funds	503
Total net realized gain (loss)		2,804,960
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	626,217
Fidelity Central Funds	(76,436)
Other affiliated issuers	69,387
Assets and liabilities in foreign currencies	(17)
Futures contracts	10,233
Swaps	(35)
Total change in net unrealized appreciation (depreciation)		629,349
Net gain (loss)		3,434,309
Net increase (decrease) in net assets resulting from operations		$3,947,791

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$513,482	$498,541
Net realized gain (loss)	2,804,960	1,772,052
Change in net unrealized appreciation (depreciation)	629,349	1,151,379
Net increase (decrease) in net assets resulting from operations	3,947,791	3,421,972
Distributions to shareholders from net investment income	(499,431)	(480,394)
Distributions to shareholders from net realized gain	(1,956,992)	(412,684)
Total distributions	(2,456,423)	(893,078)
Share transactions - net increase (decrease)	1,303,346	97,098
Total increase (decrease) in net assets	2,794,714	2,625,992
Net Assets
Beginning of period	31,450,785	28,824,793
End of period	$34,245,499	$31,450,785
Other Information
Undistributed net investment income end of period	$116,764	$110,667

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Balanced Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.27	$22.32	$22.33	$24.40	$21.85
Income from Investment Operations
Net investment income (loss)A	.38	.38	.37	.37	.38
Net realized and unrealized gain (loss)	2.55	2.26	1.25	(.23)	3.68
Total from investment operations	2.93	2.64	1.62	.14	4.06
Distributions from net investment income	(.37)	(.37)	(.36)	(.35)	(.38)
Distributions from net realized gain	(1.50)	(.32)	(1.27)	(1.86)	(1.13)
Total distributions	(1.87)	(.69)	(1.63)	(2.21)	(1.51)
Net asset value, end of period	$25.33	$24.27	$22.32	$22.33	$24.40
Total ReturnB	12.78%	12.12%	7.73%	.86%	19.46%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.55%	.55%	.56%	.56%
Expenses net of fee waivers, if any	.53%	.54%	.55%	.55%	.56%
Expenses net of all reductions	.53%	.54%	.55%	.55%	.56%
Net investment income (loss)	1.55%	1.65%	1.71%	1.59%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$25,088	$22,915	$20,840	$20,176	$19,574
Portfolio turnover rateE	66%F	91%	64%	128%	176%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Balanced Fund Class K

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$24.27	$22.32	$22.33	$24.40	$21.85
Income from Investment Operations
Net investment income (loss)A	.40	.40	.39	.39	.40
Net realized and unrealized gain (loss)	2.55	2.26	1.25	(.23)	3.69
Total from investment operations	2.95	2.66	1.64	.16	4.09
Distributions from net investment income	(.39)	(.39)	(.38)	(.37)	(.40)
Distributions from net realized gain	(1.50)	(.32)	(1.27)	(1.86)	(1.13)
Total distributions	(1.89)	(.71)	(1.65)	(2.23)	(1.54)B
Net asset value, end of period	$25.33	$24.27	$22.32	$22.33	$24.40
Total ReturnC	12.87%	12.22%	7.84%	.95%	19.59%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.45%	.46%	.46%	.46%
Expenses net of all reductions	.44%	.45%	.45%	.46%	.46%
Net investment income (loss)	1.63%	1.74%	1.81%	1.68%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$9,157	$8,536	$7,984	$7,695	$7,372
Portfolio turnover rateF	66%G	91%	64%	128%	176%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $1.54 per share is comprised of distributions from net investment income of $.401 and distributions from net realized gain of $1.134 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Balanced Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Balanced and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at $106,799, (which included $85 of unrealized depreciation), in exchange for 990 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)	Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,475 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, foreign currency transactions, passive foreign investment companies (PFIC), market discount, short-term gain distributions from the Underlying Funds, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,492,011
Gross unrealized depreciation	(783,640)
Net unrealized appreciation (depreciation)	$5,708,371
Tax Cost	$28,539,654

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$402,740
Undistributed long-term capital gain	$1,917,461
Net unrealized appreciation (depreciation) on securities and other investments	$5,708,331

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$895,677	$ 495,855
Long-term Capital Gains	1,560,746	397,223
Total	$2,456,423	$ 893,078

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$3	$(35)
Equity Risk
Futures Contracts	22,848	10,233
Totals	$22,851	$10,198

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $17,698,073 and $19,056,584, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Balanced, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Balanced	$31,156.13
Class K	4,016.05
	$35,172

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $464 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $190.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $91 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents and/or the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period, presented in the Statement of Operations as a component of interest income, amounted to $39. Net income from the Fidelity Securities Lending Cash Central Fund during the period, presented in the Statement of Operations as a component of income from Fidelity Central Funds, amounted to $2,110, including $96 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2,065 for the period. Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expense by $8.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $325.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Balanced	$359,979	$342,105
Class K	139,452	138,289
Total	$499,431	$480,394
From net realized gain
Balanced	$1,428,048	$298,179
Class K	528,944	114,505
Total	$1,956,992	$412,684

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Balanced
Shares sold	125,613	141,368	$3,045,579	$3,244,358
Reinvestment of distributions	71,987	27,313	1,701,887	609,544
Shares redeemed	(151,447)	(158,212)	(3,668,283)	(3,615,666)
Net increase (decrease)	46,153	10,469	$1,079,183	$238,236
Class K
Shares sold	46,606	59,017	$1,131,393	$1,350,904
Reinvestment of distributions	28,274	11,324	668,396	252,794
Shares redeemed	(65,136)	(76,356)	(1,575,626)	(1,744,836)
Net increase (decrease)	9,744	(6,015)	$224,163	$(141,138)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Balanced Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Balanced Fund (one of the funds constituting Fidelity Puritan Trust, hereafter collectively referred to as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 283 funds. Mr. Chiel oversees 151 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Balanced	.53%
Actual		$1,000.00	$1,062.30	$2.76
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class K	.45%
Actual		$1,000.00	$1,062.30	$2.34
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Balanced Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Balanced Fund
Balanced	10/15/18	10/12/18	$0.105	$1.646
Class K	10/15/18	10/12/18	$0.111	$1.646

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2018, $2,241,152,717, or, if subsequently determined to be different, the net capital gain of such year.

A total of 12.19% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $180,102,213 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Balanced designates 2%, 27%, 75%, and 75%; Class K designates 2%, 26%, 71%, and 72% of the dividends distributed in October 2017, December 2017, April 2018 and July 2018, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Balanced designates 3%, 30%, 87% and 86%; Class K designates 3%, 29%, 81%, and 82% of the dividends distributed in October 2017, December 2017, April 2018 and July 2018, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Balanced Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

BAL-K-ANN-1018
1.863051.109

Fidelity® Puritan® Fund Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity® Puritan® Fund	14.34%	10.88%	8.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund, a class of the fund, on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Fidelity® Puritan® Fund.

Period Ending Values
$23,533	Fidelity® Puritan® Fund
$28,044	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame a period of heightened volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way, whereas notable laggards included some defensive sectors that struggled amid rising interest rates and investors’ preference for risk. Meanwhile, U.S. taxable investment-grade bonds declined modestly for the 12 months, a period in which market interest rates rose and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. By comparison, riskier, non-core fixed-income segments, including U.S. corporate high-yield, generally posted gains.

Comments from Lead Portfolio Manager Ramin Arani:  For the fiscal year, the fund’s share classes shares gained roughly 14%, topping the 11.05% advance of the Fidelity Puritan Composite Index℠ – a 60/40 blend of the S&P 500® index and the Bloomberg Barclays U.S. Aggregate Bond Index. Versus the Composite index, the fund benefited most from my decision to maintain an overweighting in equities and below-neutral exposure to investment-grade bonds. Among equities, the main drivers of the fund’s outperformance of the Composite index were industry positioning within a number of sectors, led by utilities, consumer discretionary and consumer staples. The largest individual relative contributors included my decision to largely avoid industrial conglomerate General Electric and consumer products giant Procter & Gamble, two S&P 500® components that lost ground. Conversely, stock picking in consumer discretionary stood out as a weak spot, primarily due to some of holdings within media. In fixed income, the fund’s investment-grade bond investments returned -0.35%, topping the -1.05% result of the subportfolio’s benchmark and boosting performance versus the Composite index. Here, the majority of the outperformance came in the first half of the period, as interest rates rose and it helped to maintain duration at less than that of the Bloomberg Barclays index. For the full 12 months, the subportfolio’s outperformance was a result of favorable duration management, sector allocation and security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  After nearly 26 years with Fidelity, Ramin Arani has expressed his desire to retire from asset management. On June 30, 2018, Dan Kelley assumed co-management responsibility for the fund. On October 1, 2018, Dan was named Lead Portfolio Manager and began to manage the equity subportfolio, while Ramin became Co-Manager. It is expected that Ramin will transition off of the fund on or about December 31, 2018.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2018

% of fund's net assets
Alphabet, Inc. Class C	3.4
Apple, Inc.	3.1
Microsoft Corp.	2.7
Amazon.com, Inc.	2.2
Facebook, Inc. Class A	1.5
12.9

Top Five Bond Issuers as of August 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	8.8
Fannie Mae	2.7
Freddie Mac	1.4
Ginnie Mae	1.3
Bank of America Corp.	0.3
14.5

Top Five Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	19.0
Financials	13.7
Consumer Discretionary	13.1
Health Care	11.5
Energy	6.0

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**
Stocks	65.5%
Bonds	28.0%
Convertible Securities	1.1%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 8.4%

 ** Futures and Swaps - 0.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 65.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.0%
Aptiv PLC	18,393	$1,619
UC Holdings, Inc. (a)	18,330	483
		2,102
Automobiles - 0.0%
General Motors Co.	59,598	2,149
General Motors Co. warrants 7/10/19 (b)	8,394	154
		2,303
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.	81,500	2,968
Eldorado Resorts, Inc. (b)	1,350,208	64,877
Extended Stay America, Inc. unit	51,900	1,047
Golden Entertainment, Inc. (b)	127,600	3,702
Hilton Worldwide Holdings, Inc.	1,341,633	104,138
Marriott International, Inc. Class A	358,800	45,377
McDonald's Corp.	1,050,100	170,358
Penn National Gaming, Inc. (b)	161,400	5,562
Red Rock Resorts, Inc.	153,655	5,015
Royal Caribbean Cruises Ltd.	688,300	84,372
Vail Resorts, Inc.	614,627	183,190
		670,606
Household Durables - 0.2%
Lennar Corp. Class A	1,082,100	55,912
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (b)	315,800	635,614
Netflix, Inc. (b)	352,700	129,681
		765,295
Media - 2.5%
Charter Communications, Inc. Class A (b)	142,164	44,128
Comcast Corp. Class A	1,619,700	59,913
Lions Gate Entertainment Corp. Class B	1,472,385	33,055
Live Nation Entertainment, Inc. (b)	2,384,100	118,442
LiveXLive Media, Inc. (b)(c)(d)	4,020,000	20,381
The Void LLC (a)(e)(f)	40,946	9,910
The Walt Disney Co.	1,217,200	136,351
Tribune Media Co. Class A	13,773	508
tronc, Inc. (b)	3,443	57
Twenty-First Century Fox, Inc. Class A	2,683,900	121,849
Vice Holding, Inc. (a)(b)(f)	86,301	127,089
WME Entertainment Parent, LLC Class A (a)(b)(e)(f)	25,595,704	63,989
		735,672
Multiline Retail - 0.1%
Macy's, Inc.	1,004,300	36,707
Specialty Retail - 1.4%
Burlington Stores, Inc. (b)	469,900	79,028
Home Depot, Inc.	1,410,700	283,226
TJX Companies, Inc.	639,800	70,359
		432,613
Textiles, Apparel & Luxury Goods - 2.1%
Brunello Cucinelli SpA	1,540,200	67,847
Christian Dior SA	202,800	87,381
Hermes International SCA	81,100	52,735
Kering SA	72,200	39,221
LVMH Moet Hennessy - Louis Vuitton SA	93,014	32,606
NIKE, Inc. Class B	974,800	80,129
PVH Corp.	765,000	109,517
Ralph Lauren Corp.	513,300	68,171
Tory Burch LLC:
Class A (a)(e)(f)	702,741	52,291
Class B (a)(e)(f)	324,840	25,425
		615,323

TOTAL CONSUMER DISCRETIONARY		3,316,533

CONSUMER STAPLES - 3.4%
Beverages - 1.4%
Coca-Cola European Partners PLC	1,322,400	56,387
Constellation Brands, Inc. Class A (sub. vtg.)	185,600	38,642
Keurig Dr. Pepper, Inc.	464,700	10,595
Monster Beverage Corp. (b)	1,396,200	85,015
PepsiCo, Inc.	994,000	111,338
The Coca-Cola Co.	2,443,200	108,893
		410,870
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	459,100	107,030
Southeastern Grocers, Inc. (a)(b)	51,368	1,528
Walmart, Inc.	1,938,800	185,853
		294,411
Food Products - 0.2%
The J.M. Smucker Co.	405,400	41,910
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	611,700	85,711
L'Oreal SA (b)	10,600	2,543
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,140,000	123,053
		211,307
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	747,500	36,147

TOTAL CONSUMER STAPLES		994,645

ENERGY - 3.9%
Energy Equipment & Services - 0.0%
GulfMark Offshore, Inc.:
warrants 10/21/42 (b)	8,251	294
warrants 11/14/42 (b)	23,695	844
		1,138
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	2,267,200	146,008
ANR, Inc. (b)	1,903	64
Ascent Resources Marcellus Holdings, Inc. (a)	200,555	638
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (a)(b)	51,925	26
Cheniere Energy, Inc. (b)	523,900	35,065
Chevron Corp.	1,526,500	180,829
ConocoPhillips Co.	1,700,600	124,875
EOG Resources, Inc.	1,363,800	161,242
Golar LNG Ltd.	542,100	13,856
LINN Energy, Inc. (b)	42,734	739
Marathon Petroleum Corp.	450,600	37,080
Phillips 66 Co.	972,600	115,263
Pioneer Natural Resources Co.	104,000	18,169
Riviera Resources, Inc. (b)	42,734	919
Suncor Energy, Inc.	4,393,100	180,841
Valero Energy Corp.	711,200	83,836
Whiting Petroleum Corp. (b)	965,600	49,159
		1,148,609

TOTAL ENERGY		1,149,747

FINANCIALS - 9.3%
Banks - 5.3%
Bank of America Corp.	12,333,200	381,466
Citigroup, Inc.	3,213,340	228,918
Comerica, Inc.	303,600	29,595
First Republic Bank	50,000	5,080
Huntington Bancshares, Inc.	5,565,300	90,214
JPMorgan Chase & Co.	3,690,223	422,826
Regions Financial Corp.	1,570,300	30,558
Signature Bank	323,400	37,430
SunTrust Banks, Inc.	1,128,500	83,012
Wells Fargo & Co.	4,647,040	271,759
		1,580,858
Capital Markets - 1.3%
Apollo Global Management LLC Class A	1,394,200	48,142
E*TRADE Financial Corp. (b)	1,453,800	85,571
HDFC Asset Management Co. Ltd. (b)	3,306	84
Motors Liquidation Co. GUC Trust (b)	28,150	286
S&P Global, Inc.	328,800	68,078
TD Ameritrade Holding Corp.	3,009,000	176,237
		378,398
Consumer Finance - 1.0%
American Express Co.	694,100	73,561
Capital One Financial Corp.	1,667,200	165,203
Synchrony Financial	1,705,900	54,026
		292,790
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (b)	955,100	199,348
Insurance - 1.0%
Hartford Financial Services Group, Inc.	942,100	47,454
MetLife, Inc.	3,737,800	171,528
The Travelers Companies, Inc.	554,400	72,959
		291,941

TOTAL FINANCIALS		2,743,335

HEALTH CARE - 10.5%
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (b)	860,504	12,236
Amgen, Inc.	1,470,700	293,861
Audentes Therapeutics, Inc. (b)	1,349,700	49,129
Blueprint Medicines Corp. (b)	121,200	9,292
Neurocrine Biosciences, Inc. (b)	552,100	67,881
Sarepta Therapeutics, Inc. (b)	497,600	68,689
Spark Therapeutics, Inc. (b)	238,400	14,688
Vertex Pharmaceuticals, Inc. (b)	879,100	162,106
Xencor, Inc. (b)	162,332	6,784
		684,666
Health Care Equipment & Supplies - 4.4%
Align Technology, Inc. (b)	106,200	41,045
Baxter International, Inc.	557,700	41,476
Becton, Dickinson & Co.	1,104,700	289,288
Boston Scientific Corp. (b)	10,612,700	377,388
Corindus Vascular Robotics, Inc. (b)(c)	1,315,800	1,434
Corindus Vascular Robotics, Inc. (b)(f)	5,000,000	5,450
Danaher Corp.	1,195,100	123,741
DexCom, Inc. (b)	478,804	69,130
Edwards Lifesciences Corp.(b)	629,200	90,756
Integra LifeSciences Holdings Corp. (b)	596,000	35,444
Intuitive Surgical, Inc. (b)	238,500	133,560
Stryker Corp.	475,900	80,632
		1,289,344
Health Care Providers & Services - 2.5%
HCA Holdings, Inc.	961,900	129,000
HealthSouth Corp.	15	1
Humana, Inc.	662,500	220,785
UnitedHealth Group, Inc.	1,445,900	388,166
		737,952
Health Care Technology - 0.1%
Teladoc Health, Inc. (b)	352,600	27,344
Pharmaceuticals - 1.2%
Amneal Pharmaceuticals, Inc. (b)	1,044,400	24,126
AstraZeneca PLC sponsored ADR	1,661,600	63,706
Jazz Pharmaceuticals PLC (b)	898,500	153,572
Nektar Therapeutics (b)	284,800	18,936
The Medicines Company (b)	761,000	30,143
TherapeuticsMD, Inc. (b)(c)	3,536,926	22,919
Theravance Biopharma, Inc. (b)	1,116,700	32,351
		345,753

TOTAL HEALTH CARE		3,085,059

INDUSTRIALS - 5.4%
Aerospace & Defense - 1.8%
Bombardier, Inc. Class B (sub. vtg.) (b)	6,439,100	21,266
General Dynamics Corp.	266,700	51,580
Huntington Ingalls Industries, Inc.	352,800	86,249
Lockheed Martin Corp.	218,300	69,946
Northrop Grumman Corp.	675,700	201,690
Raytheon Co.	433,100	86,377
Space Exploration Technologies Corp.:
Class A (a)(b)(f)	41,122	6,950
Class C (a)(f)	5,607	948
		525,006
Air Freight & Logistics - 0.4%
FedEx Corp.	473,900	115,608
Building Products - 0.2%
Allegion PLC	602,100	52,515
Commercial Services & Supplies - 0.1%
Evoqua Water Technologies Corp. (b)	769,000	14,903
TulCo LLC (a)(e)(f)	42,857	23,327
		38,230
Construction & Engineering - 0.2%
EMCOR Group, Inc.	260,700	20,882
Fluor Corp.	545,100	31,294
		52,176
Electrical Equipment - 0.5%
AMETEK, Inc.	567,000	43,636
Fortive Corp.	791,800	66,495
Hubbell, Inc. Class B	294,500	37,213
		147,344
Industrial Conglomerates - 0.1%
General Electric Co.	3,526,100	45,628
Machinery - 1.1%
Allison Transmission Holdings, Inc.	2,411,300	119,745
Caterpillar, Inc.	317,000	44,015
Deere & Co.	513,000	73,769
WABCO Holdings, Inc. (b)	667,800	82,193
		319,722
Road & Rail - 1.0%
CSX Corp.	2,573,400	190,843
Norfolk Southern Corp.	607,200	105,556
		296,399
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (b)	22,500	3,507

TOTAL INDUSTRIALS		1,596,135

INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	64,087
CDW Corp.	58,400	5,114
E Ink Holdings, Inc. GDR (g)	140,100	1,681
		70,882
Internet Software & Services - 5.6%
Alibaba Group Holding Ltd. sponsored ADR (b)	486,000	85,055
Alphabet, Inc. Class C (b)	821,483	1,000,701
Dropbox, Inc. Class A (b)	93,600	2,513
Facebook, Inc. Class A (b)	2,425,260	426,191
Mail.Ru Group Ltd. GDR (b)(g)	77,400	1,664
Pandora Media, Inc. (b)	4,324,994	39,963
Spotify Technology SA (b)	226,200	42,869
Tencent Holdings Ltd. sponsored ADR	936,300	40,392
		1,639,348
IT Services - 3.1%
Accenture PLC Class A	98,800	16,704
Global Payments, Inc.	724,600	90,271
MasterCard, Inc. Class A	1,285,600	277,124
PayPal Holdings, Inc. (b)	619,100	57,162
Square, Inc. (b)	720,200	63,839
Visa, Inc. Class A	2,851,200	418,813
		923,913
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	558,400	55,198
ASML Holding NV	293,800	60,244
Broadcom, Inc.	157,330	34,460
Cypress Semiconductor Corp.	1,614	28
Intel Corp.	1,138,100	55,118
Marvell Technology Group Ltd.	2,068,500	42,777
NVIDIA Corp.	388,300	108,988
		356,813
Software - 4.9%
Activision Blizzard, Inc.	1,180,996	85,150
Adobe Systems, Inc. (b)	1,033,500	272,338
Atom Tickets LLC (a)(b)(e)(f)	2,580,511	15,000
CDK Global, Inc.	67,200	4,188
Deem, Inc. (a)(b)(f)	124,895	62
Microsoft Corp.	7,172,800	805,721
Red Hat, Inc. (b)	169,800	25,085
Salesforce.com, Inc. (b)	1,314,400	200,683
Workday, Inc. Class A (b)	273,600	42,282
		1,450,509
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	4,038,800	919,352

TOTAL INFORMATION TECHNOLOGY		5,360,817

MATERIALS - 2.0%
Chemicals - 1.5%
CF Industries Holdings, Inc.	669,400	34,775
DowDuPont, Inc.	3,652,522	256,151
FMC Corp.	232,900	19,901
LyondellBasell Industries NV Class A	874,798	98,660
Olin Corp.	978,500	30,069
The Chemours Co. LLC	77,500	3,379
		442,935
Construction Materials - 0.1%
Eagle Materials, Inc.	219,000	20,220
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	3,980,200	55,922
Newmont Mining Corp.	1,281,700	39,771
Randgold Resources Ltd. sponsored ADR	392,700	25,639
Warrior Metropolitan Coal, Inc.	242	6
		121,338

TOTAL MATERIALS		584,493

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	860,100	128,258
Ant International Co. Ltd. Class C (a)(f)	1,782,512	10,000
Gaming & Leisure Properties	126,400	4,524
Omega Healthcare Investors, Inc.	181,000	5,982
		148,764
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	715,194	22,843
Iliad SA	28,725	3,711
		26,554
UTILITIES - 1.0%
Electric Utilities - 0.6%
FirstEnergy Corp.	1,746,700	65,292
NextEra Energy, Inc.	302,600	51,472
PPL Corp.	410,800	12,217
Xcel Energy, Inc.	746,300	35,860
		164,841
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	1,971,300	69,764
The AES Corp.	4,089,300	55,042
		124,806

TOTAL UTILITIES		289,647

TOTAL COMMON STOCKS
(Cost $11,846,029)		19,295,729

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (a)(f)	38,589,900	7,056
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)(f)	1,082,251	22
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(b)(f)	196,700	3,856
Series E (a)(f)	1,020,158	20,000
		23,856
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(b)(f)	1,846,568	26,665
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(b)(f)	508,444	23,902
Series F (a)(f)	157,251	7,392
		31,294
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc. Series C (a)(f)	1,881,874	20,757
Rent the Runway, Inc. Series E (a)(b)(f)	1,378,930	30,006
		50,763

TOTAL CONSUMER DISCRETIONARY		139,656

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Generation Bio Series B (a)(f)	370,500	3,388
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(f)	8,512,822	426
Mulberry Health, Inc.:
Series A (a)(f)	700,782	5,008
Series A8 (a)(b)(f)	2,960,879	21,158
Series AA (a)(f)	58,145	415
		27,007

TOTAL HEALTH CARE		30,395

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(b)(f)	51,921	8,775
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Lyft, Inc.:
Series H (a)(f)	754,791	35,742
Series I (a)(f)	380,117	18,000
Uber Technologies, Inc. Series D, 8.00% (a)(b)(f)	1,596,241	77,849
		131,591
Software - 0.0%
Jello Labs, Inc. Series C (a)(b)(f)	1,050,307	13,307

TOTAL INFORMATION TECHNOLOGY		144,898

UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	42,400	3,989
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $261,036)		327,713
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 12.3%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	423
3.5% 1/15/31 (g)	4,584	3,131
		3,554
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	4,650	4,247
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Jello Labs, Inc.:
2% 3/22/20 (a)(f)	386	386
2% 3/22/20 (a)(f)	386	386
2% 3/22/20 (a)(f)	386	386
2% 3/22/20 (a)(f)	386	386
		1,544

TOTAL CONVERTIBLE BONDS		9,345

Nonconvertible Bonds - 12.3%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	4,530	4,533
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	12,006
3.5% 7/10/19	17,868	17,963
4% 1/15/25	6,368	6,175
4.25% 5/15/23	3,285	3,297
4.375% 9/25/21	11,267	11,470
		55,444
Diversified Consumer Services - 0.0%
Frontdoor, Inc. 6.75% 8/15/26 (g)	1,255	1,285
Laureate Education, Inc. 8.25% 5/1/25 (g)	4,170	4,498
Service Corp. International 5.375% 1/15/22	505	513
		6,296
Hotels, Restaurants & Leisure - 0.3%
Aramark Services, Inc.:
5% 2/1/28 (g)	2,480	2,430
5.125% 1/15/24	4,620	4,692
Boyd Gaming Corp. 6% 8/15/26	770	776
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)(h)	2,861	2,003
Eldorado Resorts, Inc. 6% 4/1/25	1,690	1,717
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	1,440	1,498
5.375% 4/15/26	735	763
Golden Nugget, Inc.:
6.75% 10/15/24 (g)	3,025	3,074
8.75% 10/1/25 (g)	1,385	1,461
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (g)	3,650	3,655
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	600	618
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	1,916
4.875% 4/1/27	1,165	1,146
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (g)	1,325	1,262
5% 6/1/24 (g)	3,275	3,267
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (g)	1,130	1,153
Merlin Entertainments PLC 5.75% 6/15/26 (g)	7,500	7,631
MGM Mirage, Inc.:
5.75% 6/15/25	5,680	5,704
6% 3/15/23	1,630	1,692
Penn National Gaming, Inc. 5.625% 1/15/27 (g)	355	342
Scientific Games Corp.:
5% 10/15/25 (g)	2,335	2,218
6.25% 9/1/20	580	577
6.625% 5/15/21	5,350	5,297
10% 12/1/22	6,840	7,234
Silversea Cruises 7.25% 2/1/25 (g)	745	809
Stars Group Holdings BV 7% 7/15/26 (g)	1,550	1,612
Studio City Co. Ltd. 5.875% 11/30/19 (g)	1,180	1,199
Studio City Finance Ltd. 8.5% 12/1/20 (g)	1,000	1,011
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,280	1,195
Voc Escrow Ltd. 5% 2/15/28 (g)	1,265	1,219
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (g)	2,180	2,164
Wynn Macau Ltd.:
4.875% 10/1/24 (g)	1,175	1,119
5.5% 10/1/27 (g)	1,445	1,366
		73,820
Household Durables - 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	791
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	624
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (g)	925	922
5.75% 10/15/20	4,433	4,438
7% 7/15/24 (g)	1,160	1,179
William Lyon Homes, Inc.:
5.875% 1/31/25	1,115	1,058
7% 8/15/22	2,585	2,633
		11,645
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26	3,415	3,227
4.875% 4/15/28 (g)	1,735	1,644
5.875% 11/15/28 (g)	2,195	2,200
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (g)	3,785	3,794
6% 4/1/23	2,475	2,551
		13,416
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (g)	5,475	5,362
Media - 0.7%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	11,801
Altice SA:
7.625% 2/15/25 (g)	4,905	4,534
7.75% 5/15/22 (g)	10,065	9,700
Altice U.S. Finance SA:
5.375% 7/15/23 (g)	2,375	2,390
7.75% 7/15/25 (g)	1,655	1,761
AMC Entertainment, Inc. 5.75% 6/15/25	1,010	980
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,443
Cable One, Inc. 5.75% 6/15/22 (g)	895	911
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,582
5.125% 5/1/27 (g)	6,275	5,985
5.25% 3/15/21	3,375	3,400
5.5% 5/1/26 (g)	1,035	1,022
5.75% 1/15/24	4,235	4,308
5.75% 2/15/26 (g)	5,010	5,010
5.875% 5/1/27 (g)	3,385	3,364
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (g)	3,610	3,763
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	7,856
4.908% 7/23/25	5,177	5,279
5.375% 5/1/47	7,968	7,432
6.484% 10/23/45	1,983	2,114
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,275	1,259
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	769
7.625% 3/15/20	585	584
7.625% 3/15/20	3,205	3,217
Comcast Corp.:
3.9% 3/1/38	1,325	1,227
3.969% 11/1/47	4,281	3,875
3.999% 11/1/49	4,886	4,400
4% 3/1/48	2,423	2,189
4.6% 8/15/45	3,500	3,442
4.65% 7/15/42	3,127	3,109
CSC Holdings LLC:
5.375% 2/1/28 (g)	2,075	1,989
5.5% 4/15/27 (g)	8,830	8,598
DISH DBS Corp.:
5% 3/15/23	2,675	2,381
5.875% 7/15/22	2,655	2,549
E.W. Scripps Co. 5.125% 5/15/25 (g)	695	664
Lamar Media Corp. 5.375% 1/15/24	630	641
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (g)	3,636	3,200
NBCUniversal, Inc.:
4.45% 1/15/43	2,479	2,383
5.95% 4/1/41	1,734	2,009
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (g)(i)	6,613	6,481
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	665
Sirius XM Radio, Inc.:
5% 8/1/27 (g)	2,770	2,676
5.375% 4/15/25 (g)	1,490	1,512
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,729
4.5% 9/15/42	1,489	1,255
5.5% 9/1/41	2,304	2,213
6.55% 5/1/37	10,296	11,118
7.3% 7/1/38	3,823	4,442
8.25% 4/1/19	10,176	10,479
Time Warner, Inc. 2.1% 6/1/19	10,446	10,396
Viacom, Inc.:
5.875% 2/28/57 (i)	1,375	1,342
6.25% 2/28/57 (i)	1,850	1,831
Ziggo Bond Finance BV:
5.875% 1/15/25 (g)	1,120	1,046
6% 1/15/27 (g)	4,760	4,320
		216,625
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (g)	3,400	2,877
Lithia Motors, Inc. 5.25% 8/1/25 (g)	1,065	1,021
Sonic Automotive, Inc. 5% 5/15/23	195	184
		4,082
TOTAL CONSUMER DISCRETIONARY		386,690
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	13,888
3.3% 2/1/23	15,133	15,014
4.7% 2/1/36	14,328	14,524
4.9% 2/1/46	9,290	9,441
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	7,024	6,892
		59,759
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,275	2,059
6.625% 6/15/24	870	840
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,613
7.45% 8/1/29	195	164
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,445	1,427
Cumberland Farms, Inc. 6.75% 5/1/25 (g)	670	683
ESAL GmbH 6.25% 2/5/23 (g)	3,315	3,203
Performance Food Group, Inc. 5.5% 6/1/24 (g)	1,050	1,034
Rite Aid Corp.:
6.875% 12/15/28 (g)(i)	3,505	2,454
7.7% 2/15/27	3,085	2,406
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (g)(h)	2,955	1,714
		17,597
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,065	5,325
5.15% 3/15/34	3,065	2,889
5.375% 3/15/44	2,305	2,103
Darling International, Inc. 5.375% 1/15/22	745	754
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)	6,370	6,020
5.875% 7/15/24 (g)	1,500	1,444
6.75% 2/15/28 (g)	3,150	3,024
Pilgrim's Pride Corp.:
5.75% 3/15/25 (g)	525	508
5.875% 9/30/27 (g)	935	888
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	924
Post Holdings, Inc.:
5.5% 3/1/25 (g)	2,160	2,155
5.75% 3/1/27 (g)	4,110	4,059
		30,093
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (g)	2,195	2,065
Prestige Brands, Inc. 6.375% 3/1/24 (g)	1,370	1,382
		3,447
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,929
4% 1/31/24	3,123	3,190
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	6,420	6,404
4.25% 7/21/25 (g)	6,420	6,388
Reynolds American, Inc.:
3.25% 6/12/20	1,273	1,271
4% 6/12/22	4,375	4,428
4.45% 6/12/25	3,173	3,216
4.85% 9/15/23	7,000	7,300
5.7% 8/15/35	1,646	1,776
5.85% 8/15/45	5,525	6,022
7.25% 6/15/37	6,101	7,656
Vector Group Ltd. 6.125% 2/1/25 (g)	4,285	4,103
		56,683
TOTAL CONSUMER STAPLES		167,579
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	5,995
6.5% 4/1/20	2,937	3,085
Ensco PLC:
4.5% 10/1/24	3,510	2,913
5.2% 3/15/25	660	552
7.75% 2/1/26	1,600	1,528
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	7,640	7,621
6% 10/1/22	930	928
FTS International, Inc. 6.25% 5/1/22	1,205	1,182
Halliburton Co.:
3.8% 11/15/25	3,469	3,462
4.85% 11/15/35	3,029	3,170
Jonah Energy LLC 7.25% 10/15/25 (g)	2,740	2,137
Noble Holding International Ltd.:
6.05% 3/1/41	80	58
6.2% 8/1/40	2,270	1,680
7.75% 1/15/24	3,517	3,438
7.875% 2/1/26 (g)	1,405	1,440
7.95% 4/1/25 (i)	2,995	2,845
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)(h)	6,780	3,356
Pride International, Inc. 7.875% 8/15/40	2,554	2,382
SESI LLC 7.75% 9/15/24	985	1,019
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,245
Transocean Guardian Ltd. 5.875% 1/15/24 (g)	2,075	2,085
Transocean Pontus Ltd. 6.125% 8/1/25 (g)	1,290	1,316
Weatherford International, Inc. 9.875% 3/1/25 (g)	5,745	5,386
		58,823
Oil, Gas & Consumable Fuels - 1.8%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(h)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,639
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,208
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,220
5.55% 3/15/26	4,888	5,253
6.6% 3/15/46	6,640	7,991
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	791
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	1,835	1,888
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,819
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (g)	5,000	5,100
California Resources Corp. 8% 12/15/22 (g)	11,030	9,886
Callon Petroleum Co. 6.125% 10/1/24	730	746
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,450	3,882
Cenovus Energy, Inc. 4.25% 4/15/27	6,485	6,264
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	3,590	3,653
5.875% 3/31/25	2,210	2,348
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5892% 4/15/19 (i)(j)	2,150	2,150
4.875% 4/15/22	5,325	5,139
5.75% 3/15/23	1,800	1,746
8% 12/15/22 (g)	1,994	2,096
8% 1/15/25	6,830	6,975
8% 6/15/27	8,085	8,186
Citgo Holding, Inc. 10.75% 2/15/20 (g)	2,315	2,471
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	5,938	5,920
4.5% 6/1/25	1,813	1,831
Comstock Escrow Corp. 9.75% 8/15/26 (g)	1,585	1,547
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (g)(i)(j)	3,895	3,896
6.5% 5/15/26 (g)	3,655	3,682
6.875% 6/15/25 (g)	4,640	4,787
Covey Park Energy LLC 7.5% 5/15/25 (g)	670	683
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,186
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,719
5.35% 3/15/20 (g)	5,174	5,290
5.85% 5/21/43 (g)(i)	5,735	5,276
DCP Midstream Operating LP:
2.7% 4/1/19	4,139	4,113
3.875% 3/15/23	2,327	2,269
4.95% 4/1/22	1,048	1,064
5.375% 7/15/25	1,675	1,717
5.6% 4/1/44	1,686	1,619
Denbury Resources, Inc.:
4.625% 7/15/23	4,810	4,137
5.5% 5/1/22	2,000	1,805
6.375% 8/15/21	610	585
7.5% 2/15/24 (g)	2,195	2,231
Duke Energy Field Services 6.45% 11/3/36 (g)	3,753	3,950
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,561
Enable Midstream Partners LP:
2.4% 5/15/19 (i)	1,656	1,648
3.9% 5/15/24 (i)	1,746	1,688
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,698
4.375% 10/15/20	4,351	4,413
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,402
5.5% 12/1/46	2,759	3,094
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (g)	665	663
5.75% 1/30/28 (g)	670	668
Energy Transfer Partners LP:
4.2% 9/15/23	1,460	1,477
4.95% 6/15/28	4,982	5,083
5.8% 6/15/38	2,778	2,872
6% 6/15/48	1,809	1,920
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (g)	4,865	4,974
8% 11/29/24 (g)	990	992
Hess Infrastructure Partners LP 5.625% 2/15/26 (g)	1,990	2,005
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (g)	6,625	6,575
Indigo Natural Resources LLC 6.875% 2/15/26 (g)	1,660	1,602
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,100
3.5% 3/1/21	2,994	3,000
6.55% 9/15/40	674	760
Kinder Morgan, Inc. 5% 2/15/21 (g)	3,749	3,882
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (g)	1,480	1,484
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,299
MEG Energy Corp.:
6.375% 1/30/23 (g)	1,565	1,420
7% 3/31/24 (g)	3,830	3,481
MPLX LP:
4.5% 7/15/23	2,476	2,546
4.875% 12/1/24	3,335	3,463
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,009
Nexen, Inc. 6.2% 7/30/19	1,865	1,915
Oasis Petroleum, Inc. 6.875% 3/15/22	563	574
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (g)	2,595	2,614
5.625% 10/15/27 (g)	780	790
6.25% 6/1/24 (g)	4,225	4,405
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,475	1,541
7.25% 6/15/25	1,820	1,920
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,785	2,844
Peabody Securities Finance Corp.:
6% 3/31/22 (g)	545	547
6.375% 3/31/25 (g)	680	689
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,425
7.25% 3/17/44	28,868	26,443
Petroleos Mexicanos:
3.5% 1/30/23	4,530	4,269
4.5% 1/23/26	6,398	5,918
4.625% 9/21/23	10,200	10,025
4.875% 1/24/22	2,315	2,328
4.875% 1/18/24	5,974	5,855
5.375% 3/13/22	3,625	3,705
5.5% 1/21/21	12,842	13,202
5.5% 6/27/44	7,252	5,995
5.625% 1/23/46	6,203	5,111
6% 3/5/20	2,593	2,681
6.375% 1/23/45	13,324	11,937
6.5% 3/13/27	5,590	5,659
6.5% 6/2/41	7,783	7,127
6.75% 9/21/47	20,424	18,906
6.875% 8/4/26	12,000	12,420
8% 5/3/19	2,772	2,848
Phillips 66 Co. 4.3% 4/1/22	5,338	5,494
Phillips 66 Partners LP 2.646% 2/15/20	527	521
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	629
Sabine Pass Liquefaction LLC 5.875% 6/30/26	3,780	4,087
SemGroup Corp. 7.25% 3/15/26	2,140	2,129
Shell International Finance BV 4.375% 5/11/45	6,392	6,588
SM Energy Co.:
5% 1/15/24	1,585	1,537
5.625% 6/1/25	1,670	1,653
6.625% 1/15/27	1,145	1,181
6.75% 9/15/26	805	834
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,916
Southwestern Energy Co.:
6.2% 1/23/25 (i)	3,470	3,474
7.5% 4/1/26	1,470	1,540
7.75% 10/1/27	1,090	1,153
SRC Energy, Inc. 6.25% 12/1/25	825	800
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (g)	1,630	1,608
5.5% 2/15/26 (g)	1,385	1,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	1,025	1,020
5.875% 4/15/26 (g)	1,095	1,122
6.75% 3/15/24	7,000	7,350
Teekay Corp. 8.5% 1/15/20	5,705	5,883
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,994	3,009
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,256
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,106
4.55% 6/24/24	19,902	20,313
Ultra Resources, Inc.:
6.875% 4/15/22 (g)	1,300	634
7.125% 4/15/25 (g)	1,115	493
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,644
4.75% 8/15/28	1,458	1,451
5.375% 6/1/21	16,313	16,904
Whiting Petroleum Corp. 6.625% 1/15/26	1,005	1,045
Williams Partners LP:
3.6% 3/15/22	5,146	5,134
3.9% 1/15/25	1,767	1,748
4% 11/15/21	2,349	2,379
4.3% 3/4/24	4,038	4,086
4.5% 11/15/23	2,564	2,624
WPX Energy, Inc. 8.25% 8/1/23	1,070	1,214
		536,115
TOTAL ENERGY		594,938
FINANCIALS - 4.2%
Banks - 2.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,764
5.5% 7/12/20 (g)	16,673	17,132
5.75% 9/26/23 (g)	5,082	5,149
6.5% 6/10/19 (g)	1,763	1,797
Bank of America Corp.:
3.004% 12/20/23 (i)	57,008	55,498
3.419% 12/20/28 (i)	8,042	7,578
3.5% 4/19/26	7,374	7,178
3.705% 4/24/28 (i)	7,919	7,656
3.864% 7/23/24 (i)	37,687	37,860
3.95% 4/21/25	5,678	5,586
4.2% 8/26/24	9,221	9,264
4.25% 10/22/26	5,465	5,426
Barclays PLC:
2.75% 11/8/19	4,598	4,574
4.375% 1/12/26	8,817	8,612
BB&T Corp. 3.95% 3/22/22	1,495	1,520
CIT Group, Inc.:
4.125% 3/9/21	1,570	1,576
5.25% 3/7/25	1,310	1,332
Citigroup, Inc.:
2.4% 2/18/20	4,295	4,255
2.5% 7/29/19	32,442	32,371
2.7% 10/27/22	32,987	31,870
3.142% 1/24/23 (i)	5,705	5,623
4.05% 7/30/22	14,700	14,859
4.3% 11/20/26	14,141	13,944
5.5% 9/13/25	10,624	11,316
Citizens Bank NA 2.55% 5/13/21	2,268	2,214
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,650	6,662
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,371
3.75% 3/26/25	6,420	6,233
3.8% 9/15/22	9,940	9,943
3.8% 6/9/23	12,454	12,376
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,234
Discover Bank 7% 4/15/20	3,075	3,233
Fifth Third Bancorp 3.5% 3/15/22	529	530
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,908
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,759
Huntington National Bank 2.2% 4/1/19	2,700	2,693
Intesa Sanpaolo SpA:
5.017% 6/26/24 (g)	5,678	5,138
5.71% 1/15/26 (g)	13,492	12,242
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,372
3.875% 9/10/24	12,321	12,241
4.125% 12/15/26	49,975	49,892
KeyCorp. 5.1% 3/24/21	519	542
Rabobank Nederland 4.375% 8/4/25	9,821	9,790
Regions Bank 6.45% 6/26/37	10,147	12,034
Regions Financial Corp. 3.2% 2/8/21	4,117	4,101
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,209	45,347
6% 12/19/23	14,202	14,808
6.1% 6/10/23	7,367	7,694
6.125% 12/15/22	35,362	37,090
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,500
Synchrony Bank 3% 6/15/22	5,296	5,098
		597,785
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,515
4.25% 2/15/24	2,760	2,810
Deutsche Bank AG 4.5% 4/1/25	14,192	13,272
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,215	6,073
3.3% 11/16/22	13,520	12,849
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (i)	95,103	93,001
3.2% 2/23/23	1,300	1,277
3.691% 6/5/28 (i)	19,000	18,121
3.75% 2/25/26	15,000	14,684
6.75% 10/1/37	2,771	3,344
Lazard Group LLC 4.25% 11/14/20	4,447	4,528
Moody's Corp.:
3.25% 1/15/28	2,803	2,659
4.875% 2/15/24	2,632	2,766
Morgan Stanley:
3.125% 1/23/23	39,834	39,147
3.7% 10/23/24	10,237	10,148
3.737% 4/24/24 (i)	30,000	29,882
4.875% 11/1/22	7,232	7,533
5% 11/24/25	9,932	10,325
5.625% 9/23/19	453	466
MSCI, Inc. 5.75% 8/15/25 (g)	870	909
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	7,000	6,926
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,283
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,708
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	7,279	7,306
		310,532
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,254	2,219
4.125% 7/3/23	5,160	5,149
Ally Financial, Inc.:
5.75% 11/20/25	4,715	4,886
8% 12/31/18	11,545	11,733
8% 11/1/31	6,130	7,494
8% 11/1/31	15,256	18,650
Capital One Financial Corp. 3.8% 1/31/28	5,544	5,276
Discover Financial Services:
3.85% 11/21/22	1,983	1,976
3.95% 11/6/24	15,000	14,701
5.2% 4/27/22	2,146	2,231
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,334
2.875% 10/1/18	8,500	8,503
5.875% 8/2/21	10,438	10,902
Hyundai Capital America 2.55% 2/6/19 (g)	5,366	5,357
Navient Corp.:
5.875% 10/25/24	4,930	4,770
6.75% 6/15/26	1,910	1,866
SLM Corp.:
4.875% 6/17/19	3,955	3,982
5.5% 1/15/19	2,150	2,167
6.125% 3/25/24	3,255	3,231
8% 3/25/20	5,930	6,287
Springleaf Financial Corp. 7.125% 3/15/26	4,515	4,510
Synchrony Financial:
3% 8/15/19	1,910	1,907
3.75% 8/15/21	7,084	7,068
3.95% 12/1/27	6,650	6,059
4.25% 8/15/24	2,903	2,815
		161,073
Diversified Financial Services - 0.2%
Avolon Holdings Funding Ltd. 5.5% 1/15/23 (g)	165	170
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (g)	1,279	1,275
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	7,991
3.875% 8/15/22	3,136	3,131
4.125% 6/15/26	2,949	2,880
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (g)	2,400	2,022
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (g)	9,945	9,510
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	555	554
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (g)	1,110	1,165
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,725	2,771
6% 8/1/20	2,230	2,268
6.25% 2/1/22	2,915	2,995
6.375% 12/15/25	4,115	4,166
6.75% 2/1/24	1,565	1,616
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25(g)	1,150	1,183
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (g)	620	613
5.5% 2/15/24 (g)	610	627
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (g)	615	575
6.875% 2/15/23 (g)	515	497
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (g)	5,165	5,669
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,158
		54,836
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (g)	2,320	2,227
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,198
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (g)	3,665	3,802
American International Group, Inc.:
3.3% 3/1/21	3,455	3,453
3.75% 7/10/25	11,144	10,902
4.875% 6/1/22	10,692	11,203
AmWINS Group, Inc. 7.75% 7/1/26 (g)	2,090	2,202
Aon Corp. 5% 9/30/20	107	111
Centene Escrow Corp. 5.375% 6/1/26 (g)	3,715	3,835
HUB International Ltd. 7% 5/1/26 (g)	1,395	1,386
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,700
5% 6/1/21 (g)	6,063	6,273
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,565
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (g)	7,265	6,995
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,493
Pacific LifeCorp 5.125% 1/30/43 (g)	6,960	7,469
Prudential Financial, Inc.:
4.5% 11/16/21	1,461	1,512
7.375% 6/15/19	1,880	1,946
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,379
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,569	1,567
4.125% 11/1/24 (g)	2,275	2,266
Unum Group:
3.875% 11/5/25	6,934	6,760
5.625% 9/15/20	2,879	2,996
5.75% 8/15/42	10,079	10,750
USIS Merger Sub, Inc. 6.875% 5/1/25 (g)	2,030	2,020
		109,010
TOTAL FINANCIALS		1,233,236
HEALTH CARE - 0.9%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,244
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (g)	1,505	1,449
4.625% 2/1/28 (g)	505	473
		1,922
Health Care Providers & Services - 0.6%
Community Health Systems, Inc.:
5.125% 8/1/21	2,120	2,046
6.25% 3/31/23	13,660	12,977
8.625% 1/15/24 (g)	3,670	3,826
CVS Health Corp.:
3.7% 3/9/23	3,400	3,391
3.875% 7/20/25	5,311	5,244
4.1% 3/25/25	14,035	14,051
4.3% 3/25/28	16,299	16,176
4.78% 3/25/38	7,256	7,218
5.05% 3/25/48	10,668	10,811
DaVita HealthCare Partners, Inc.:
5% 5/1/25	810	767
5.125% 7/15/24	550	530
Elanco Animal Health, Inc.:
3.912% 8/27/21 (g)	1,267	1,271
4.272% 8/28/23 (g)	4,000	4,017
4.9% 8/28/28 (g)	1,685	1,698
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,626
4.25% 10/15/19	3,850	3,893
4.75% 5/1/23	305	310
5.375% 2/1/25	6,835	6,913
5.375% 9/1/26	1,560	1,564
5.625% 9/1/28	1,905	1,910
5.875% 3/15/22	365	388
5.875% 5/1/23	2,555	2,683
5.875% 2/15/26	5,470	5,655
6.5% 2/15/20	13,898	14,426
HealthSouth Corp.:
5.75% 11/1/24	4,285	4,339
5.75% 9/15/25	3,965	3,995
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,778
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (g)(i)	2,925	3,020
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	637
Tenet Healthcare Corp.:
5.125% 5/1/25	5,585	5,550
6.75% 6/15/23	13,530	13,530
8.125% 4/1/22	5,010	5,292
Vizient, Inc. 10.375% 3/1/24 (g)	2,055	2,245
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,405	1,437
5.375% 8/15/26 (g)	945	973
West Street Merger Sub, Inc. 6.375% 9/1/25 (g)	2,950	2,891
		179,078
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (g)	1,070	1,057
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (g)	1,030	1,045
Pharmaceuticals - 0.3%
Actavis Funding SCS:
3% 3/12/20	5,472	5,457
3.45% 3/15/22	12,768	12,670
Catalent Pharma Solutions 4.875% 1/15/26 (g)	530	505
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (g)	470	477
Mylan NV:
2.5% 6/7/19	3,008	2,994
3.15% 6/15/21	7,274	7,166
3.95% 6/15/26	3,535	3,352
NVA Holdings, Inc. 6.875% 4/1/26 (g)	775	770
Perrigo Finance PLC 3.5% 12/15/21	569	564
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,800
2.8% 7/21/23	2,399	2,123
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (g)	3,325	3,134
5.5% 11/1/25 (g)	2,295	2,289
5.875% 5/15/23 (g)	14,330	13,699
6.125% 4/15/25 (g)	7,740	7,198
7% 3/15/24 (g)	2,965	3,128
7.5% 7/15/21 (g)	4,035	4,099
8.5% 1/31/27 (g)	1,455	1,495
9.25% 4/1/26 (g)	4,790	5,081
		81,001
TOTAL HEALTH CARE		270,347
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	3,741
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (g)	520	521
Bombardier, Inc. 7.5% 12/1/24 (g)	1,530	1,610
BWX Technologies, Inc. 5.375% 7/15/26 (g)	1,010	1,020
DAE Funding LLC:
4.5% 8/1/22 (g)	1,210	1,192
5% 8/1/24 (g)	1,665	1,636
TransDigm UK Holdings PLC 6.875% 5/15/26 (g)	1,460	1,498
		11,218
Airlines - 0.0%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	950	998
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	41	41
		1,039
Building Products - 0.1%
American Woodmark Corp. 4.875% 3/15/26 (g)	5,665	5,453
Builders FirstSource, Inc. 5.625% 9/1/24 (g)	3,265	3,171
HD Supply, Inc. 5.75% 4/15/24 (g)(k)	3,090	3,248
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	485
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (g)	1,195	1,183
6.125% 4/1/25 (g)	835	822
		14,362
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23	5,055	4,556
7.875% 12/1/22	3,170	3,237
8.75% 12/1/20	15,390	15,390
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	3,740	3,843
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (g)	655	629
Covanta Holding Corp. 5.875% 3/1/24	2,865	2,886
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,180	1,177
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (g)	545	540
Tervita Escrow Corp. 7.625% 12/1/21 (g)	650	674
		32,932
Electrical Equipment - 0.0%
Vertiv Group Corp. 9.25% 10/15/24 (g)	910	935
Machinery - 0.0%
Apergy Corp. 6.375% 5/1/26 (g)	515	527
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,468
U.S.A. Compression Partners LP 6.875% 4/1/26 (g)	520	536
		2,531
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,825	3,290
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,775	3,963
11.25% 8/15/22 (g)	2,475	2,351
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,380	1,308
		10,912
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,468
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,245	1,214
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/20	10,000	9,864
2.625% 9/4/18	6,100	6,100
3% 9/15/23	1,146	1,093
3.375% 6/1/21	3,689	3,667
3.75% 2/1/22	6,505	6,524
3.875% 4/1/21	4,155	4,183
4.25% 9/15/24	4,566	4,578
4.75% 3/1/20	4,617	4,709
Avantor, Inc. 6% 10/1/24 (g)	4,480	4,547
FLY Leasing Ltd. 5.25% 10/15/24	1,260	1,203
International Lease Finance Corp. 7.125% 9/1/18 (g)	5,560	5,560
		52,028
TOTAL INDUSTRIALS		129,639
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,537
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	716
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	13,573	13,618
5.875% 6/15/21 (g)	1,790	1,842
7.125% 6/15/24 (g)	1,740	1,860
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,301
TTM Technologies, Inc. 5.625% 10/1/25 (g)	540	537
Tyco Electronics Group SA 2.375% 12/17/18	1,087	1,086
		20,960
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	9,335	9,988
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,110	1,124
5.375% 3/15/27	920	925
Match Group, Inc. 5% 12/15/27 (g)	1,235	1,213
		13,250
IT Services - 0.0%
Banff Merger Sub, Inc. 9.75% 9/1/26 (g)	4,720	4,732
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (g)	1,735	1,672
Micron Technology, Inc. 5.5% 2/1/25	1,170	1,211
Qorvo, Inc. 5.5% 7/15/26 (g)	6,700	6,734
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (g)	2,675	2,812
		12,429
Software - 0.1%
CDK Global, Inc. 5.875% 6/15/26	535	549
Ensemble S Merger Sub, Inc. 9% 9/30/23 (g)	4,530	4,723
Open Text Corp. 5.875% 6/1/26 (g)	3,700	3,820
Parametric Technology Corp. 6% 5/15/24	585	614
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (g)	4,590	3,947
		13,653
TOTAL INFORMATION TECHNOLOGY		70,561
MATERIALS - 0.4%
Chemicals - 0.1%
LSB Industries, Inc. 9.625% 5/1/23 (g)	835	872
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	5,295
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (a)(h)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (g)	1,835	1,794
5.25% 6/1/27 (g)	1,860	1,767
OCI NV 6.625% 4/15/23 (g)	5,210	5,392
Olin Corp. 5% 2/1/30	1,215	1,160
Platform Specialty Products Corp.:
5.875% 12/1/25 (g)	1,610	1,598
6.5% 2/1/22 (g)	4,355	4,453
The Chemours Co. LLC:
5.375% 5/15/27	715	702
6.625% 5/15/23	652	683
7% 5/15/25	825	881
TPC Group, Inc. 8.75% 12/15/20 (g)	7,895	7,895
Tronox Finance PLC 5.75% 10/1/25 (g)	735	707
Tronox, Inc. 6.5% 4/15/26 (g)	2,925	2,867
		36,066
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (g)	1,380	1,342
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (g)	3,030	2,962
7.25% 5/15/24 (g)	3,410	3,585
Berry Global, Inc. 4.5% 2/15/26 (g)	3,580	3,356
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (g)	4,315	4,142
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	970	890
Flex Acquisition Co., Inc. 6.875% 1/15/25 (g)	810	780
Plastipak Holdings, Inc. 6.25% 10/15/25 (g)	465	428
		16,143
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 6.125% 5/15/28 (g)	425	439
ArcelorMittal SA:
6.75% 3/1/41 (i)	52	59
7% 10/15/39 (i)	2,429	2,832
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(i)	2,727	2,864
6.75% 10/19/75 (g)(i)	6,773	7,433
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (g)	1,270	1,330
Constellium NV 5.875% 2/15/26 (g)	650	637
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (g)	1,966	1,872
4.5% 8/13/23 (Reg. S)	8,600	8,796
4.5% 8/1/47 (g)	1,995	1,939
First Quantum Minerals Ltd.:
6.5% 3/1/24 (g)	1,605	1,509
6.875% 3/1/26 (g)	1,605	1,495
7.25% 4/1/23 (g)	1,705	1,667
7.5% 4/1/25 (g)	3,525	3,393
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (g)	1,140	1,119
5.125% 3/15/23 (g)	1,530	1,496
Freeport-McMoRan, Inc. 6.875% 2/15/23	6,818	7,278
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (g)	1,085	1,196
Murray Energy Corp. 11.25% 4/15/21 (g)	1,000	710
Novelis Corp. 5.875% 9/30/26 (g)	2,150	2,094
		50,158
TOTAL MATERIALS		103,709
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,140
4.6% 4/1/22	2,000	2,064
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,578
American Tower Corp. 2.8% 6/1/20	6,000	5,951
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,469
Camden Property Trust 2.95% 12/15/22	2,154	2,103
CommonWealth REIT 5.875% 9/15/20	991	1,020
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,037
3.7% 6/15/21	3,614	3,585
5% 7/1/25	4,043	4,151
5.25% 2/15/24	3,576	3,712
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,520
DDR Corp.:
3.625% 2/1/25	3,112	2,979
4.25% 2/1/26	2,564	2,531
4.625% 7/15/22	3,877	3,986
Duke Realty LP:
3.25% 6/30/26	1,061	1,001
3.625% 4/15/23	2,844	2,830
3.75% 12/1/24	2,012	1,994
3.875% 10/15/22	4,799	4,865
4.375% 6/15/22	3,202	3,298
Equinix, Inc. 5.375% 5/15/27	1,410	1,435
Equity One, Inc. 3.75% 11/15/22	7,300	7,291
HCP, Inc.:
3.4% 2/1/25	8,000	7,642
3.875% 8/15/24	11,000	10,822
Health Care REIT, Inc.:
4% 6/1/25	4,568	4,530
4.125% 4/1/19	11,300	11,347
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,885
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	3,610	3,538
5.25% 8/1/26	2,206	2,206
6.375% 3/1/24	1,545	1,629
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,731
4.5% 1/15/25	3,358	3,324
4.5% 4/1/27	21,587	20,952
4.75% 1/15/28	7,767	7,646
4.95% 4/1/24	1,785	1,824
5.25% 1/15/26	7,807	7,982
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,185
5% 12/15/23	980	986
Ventas Realty LP:
3.125% 6/15/23	1,874	1,824
3.5% 2/1/25	2,295	2,214
4% 3/1/28	2,728	2,670
4.125% 1/15/26	2,088	2,074
4.375% 2/1/45	1,098	1,022
WP Carey, Inc. 4% 2/1/25	7,547	7,415
		180,988
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,907	7,888
3.95% 11/15/27	5,258	5,030
4.1% 10/1/24	5,444	5,392
4.55% 10/1/29	5,773	5,696
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,829
3.95% 7/1/22	4,464	4,517
4.75% 10/1/25	4,899	5,074
5.25% 3/15/21	2,876	2,988
Howard Hughes Corp. 5.375% 3/15/25 (g)	3,040	3,002
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	788
Liberty Property LP:
3.25% 10/1/26	2,723	2,555
3.375% 6/15/23	2,951	2,903
4.125% 6/15/22	2,746	2,802
4.75% 10/1/20	6,595	6,757
Mack-Cali Realty LP:
3.15% 5/15/23	6,708	5,937
4.5% 4/18/22	1,689	1,649
Mattamy Group Corp. 6.875% 12/15/23 (g)	660	672
Mid-America Apartments LP 4% 11/15/25	1,682	1,675
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,182
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,769
Tanger Properties LP:
3.125% 9/1/26	3,612	3,279
3.75% 12/1/24	3,781	3,661
3.875% 12/1/23	2,341	2,297
3.875% 7/15/27	9,215	8,724
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	495
		93,561
TOTAL REAL ESTATE		274,549
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Altice Financing SA:
6.625% 2/15/23 (g)	2,620	2,636
7.5% 5/15/26 (g)	3,625	3,462
Altice Finco SA:
7.625% 2/15/25 (g)	4,785	4,211
8.125% 1/15/24 (g)	574	578
AT&T, Inc.:
2.45% 6/30/20	4,383	4,325
3.6% 2/17/23	9,124	9,079
4.45% 4/1/24	590	604
4.5% 3/9/48	17,000	14,676
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	82
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (g)	1,715	1,702
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,406
Frontier Communications Corp.:
8.5% 4/1/26 (g)	3,620	3,406
11% 9/15/25	5,870	4,491
GCI, Inc. 6.875% 4/15/25	1,350	1,396
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,305
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,131
6.125% 1/15/21	1,405	1,413
SFR Group SA:
6.25% 5/15/24 (g)	660	652
7.375% 5/1/26 (g)	4,650	4,569
8.125% 2/1/27 (g)	4,145	4,207
Sprint Capital Corp.:
6.875% 11/15/28	3,440	3,414
6.9% 5/1/19	3,975	4,064
8.75% 3/15/32	4,680	5,171
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,683
3.85% 11/1/42	1,470	1,264
4.522% 9/15/48	2,247	2,109
4.862% 8/21/46	4,188	4,139
5.012% 4/15/49	6,100	6,118
5.012% 8/21/54	19,396	18,892
		118,185
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	5,660	5,957
Neptune Finco Corp.:
10.125% 1/15/23 (g)	4,920	5,387
10.875% 10/15/25 (g)	3,767	4,384
Sprint Communications, Inc.:
6% 11/15/22	9,820	9,940
9% 11/15/18 (g)	6,595	6,669
Sprint Corp.:
7.125% 6/15/24	3,105	3,221
7.625% 2/15/25	775	822
7.625% 3/1/26	1,220	1,281
7.875% 9/15/23	4,515	4,859
T-Mobile U.S.A., Inc. 6% 3/1/23	2,590	2,666
		45,186
TOTAL TELECOMMUNICATION SERVICES		163,371
UTILITIES - 0.7%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,557	2,426
Drax Finco PLC 6.625% 11/1/25 (g)	1,335	1,358
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,161
6.4% 9/15/20 (g)	10,769	11,327
FirstEnergy Corp.:
4.25% 3/15/23	23,348	23,810
7.375% 11/15/31	16,161	20,945
FirstEnergy Solutions Corp. 6.05% 8/15/21 (h)	9,830	6,095
InterGen NV 7% 6/30/23 (g)	14,775	14,672
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,382
3.7% 9/1/24	2,490	2,407
LG&E and KU Energy LLC 3.75% 11/15/20	745	751
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (g)	3,993	4,388
NV Energy, Inc. 6.25% 11/15/20	1,666	1,767
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,083
Vistra Operations Co. LLC 5.5% 9/1/26 (g)	2,025	2,061
		108,633
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,795
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.:
5.375% 1/15/23	1,475	1,401
5.75% 1/15/25	635	576
6% 1/15/22 (g)	1,115	1,135
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,860	12,838
Dynegy, Inc.:
5.875% 6/1/23	1,745	1,795
7.625% 11/1/24	7,785	8,369
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,729
2.7% 6/15/21	1,715	1,673
3.55% 6/15/26	2,743	2,607
NextEra Energy Partners LP:
4.25% 9/15/24 (g)	1,070	1,043
4.5% 9/15/27 (g)	745	708
NRG Energy, Inc.:
5.75% 1/15/28 (g)	7,555	7,631
6.625% 1/15/27	4,390	4,593
Pattern Energy Group, Inc. 5.875% 2/1/24 (g)	855	861
Talen Energy Supply LLC:
6.5% 6/1/25	3,405	2,537
10.5% 1/15/26 (g)	5,700	4,995
TerraForm Global, Inc. 6.125% 3/1/26 (g)	2,450	2,370
TerraForm Power Operating LLC:
4.25% 1/31/23 (g)	805	785
5% 1/31/28 (g)	805	754
6.625% 6/15/25 (g)(i)	1,200	1,278
The AES Corp.:
4% 3/15/21	3,125	3,130
4.5% 3/15/23	2,065	2,070
5.125% 9/1/27	1,280	1,293
		66,171
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (i)(j)	19,347	18,621
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (i)(j)	2,474	2,381
Puget Energy, Inc. 6% 9/1/21	691	736
Sempra Energy 6% 10/15/39	5,386	6,355
Wind Tre SpA 5% 1/20/26 (g)	2,690	2,405
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (i)(j)	3,876	3,772
		34,270
TOTAL UTILITIES		210,869

TOTAL NONCONVERTIBLE BONDS		3,605,488

TOTAL CORPORATE BONDS
(Cost $3,606,785)		3,614,833

U.S. Government and Government Agency Obligations - 8.8%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$105,170	$107,346
1.375% 2/15/44	76,180	84,182
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	79,538	78,752

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		270,280

U.S. Treasury Obligations - 7.9%
U.S. Treasury Bonds:
3% 11/15/45	202,145	201,284
3% 8/15/48	97,975	97,481
U.S. Treasury Notes:
1.25% 10/31/21	353,961	338,378
1.625% 5/15/26	218,148	199,997
1.75% 6/30/22	909,611	877,135
1.875% 7/31/22	207,750	201,120
2% 8/15/25	154,514	146,499
2.125% 7/31/24	23,033	22,200
2.125% 11/30/24	12,481	12,002
2.25% 1/31/24	17,805	17,339
2.25% 12/31/24	16,866	16,330
2.375% 5/15/27	110,000	106,000
2.5% 3/31/23	79,000	78,161

TOTAL U.S. TREASURY OBLIGATIONS		2,313,926

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,646,332)		2,584,206

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (g)	$5,661	$5,638
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (g)	12,142	12,196
Class AA, 2.487% 12/16/41 (g)	2,733	2,659
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	1,499	1,497
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (g)	9,023	9,066
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	286	288
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (g)	4,037	3,959
Class A2II, 4.03% 11/20/47 (g)	6,802	6,733
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8898% 3/25/34 (i)(j)	2	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (g)(i)(j)	194	191
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (g)(i)(j)	70	69
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (g)(i)(j)	117	110
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (g)(i)(j)	44	42
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (i)(j)	2,016	1,577
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (i)(j)	956	953
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (i)(j)	1,120	1,121
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (i)(j)	19	19
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (g)	8,869	8,931
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (a)(g)(i)(j)	1,467	908
TOTAL ASSET-BACKED SECURITIES
(Cost $52,717)		55,959

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.6248% 1/25/35 (i)(j)	219	220
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (i)(j)	169	167
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/35 (i)(j)	195	194
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (i)(j)	11	11
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (i)(j)	972	968

TOTAL PRIVATE SPONSOR		1,560

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	4,460	4,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,886)		5,958

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (i)(m)	16	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (g)(i)(j)	12	12
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.4648% 11/25/35 (g)(i)(j)	143	139
Class M1, 1 month U.S. LIBOR + 0.440% 2.5048% 11/25/35 (g)(i)(j)	19	18
Class M2, 1 month U.S. LIBOR + 0.490% 2.5548% 11/25/35 (g)(i)(j)	24	23
Class M3, 1 month U.S. LIBOR + 0.510% 2.5748% 11/25/35 (g)(i)(j)	21	21
Class M4, 1 month U.S. LIBOR + 0.600% 2.6648% 11/25/35 (g)(i)(j)	27	26
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (g)(i)(j)	376	353
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (g)(i)(j)	17	18
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (g)(i)(j)	121	113
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (g)(i)(j)	36	34
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (g)(i)(j)	53	49
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (g)(i)(j)	29	28
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (g)(i)(j)	29	24
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (g)(i)(j)	31	24
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.4248% 4/25/36 (g)(i)(j)	54	51
Class M1, 1 month U.S. LIBOR + 0.380% 2.4448% 4/25/36 (g)(i)(j)	19	19
Class M2, 1 month U.S. LIBOR + 0.400% 2.4648% 4/25/36 (g)(i)(j)	20	20
Class M3, 1 month U.S. LIBOR + 0.420% 2.4848% 4/25/36 (g)(i)(j)	17	17
Class M4, 1 month U.S. LIBOR + 0.520% 2.5848% 4/25/36 (g)(i)(j)	10	9
Class M5, 1 month U.S. LIBOR + 0.560% 2.6248% 4/25/36 (g)(i)(j)	10	9
Class M6, 1 month U.S. LIBOR + 0.640% 2.7048% 4/25/36 (g)(i)(j)	19	18
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/36 (g)(i)(j)	48	45
Class M2, 1 month U.S. LIBOR + 0.330% 2.3948% 7/25/36 (g)(i)(j)	34	32
Class M3, 1 month U.S. LIBOR + 0.350% 2.4148% 7/25/36 (g)(i)(j)	28	26
Class M4, 1 month U.S. LIBOR + 0.420% 2.4848% 7/25/36 (g)(i)(j)	19	18
Class M5, 1 month U.S. LIBOR + 0.470% 2.5348% 7/25/36 (g)(i)(j)	23	22
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (g)(i)(j)	17	18
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 12/25/36 (g)(i)(j)	1,016	963
Class M1, 1 month U.S. LIBOR + 0.290% 2.3548% 12/25/36 (g)(i)(j)	67	62
Class M2, 1 month U.S. LIBOR + 0.310% 2.3748% 12/25/36 (g)(i)(j)	45	40
Class M3, 1 month U.S. LIBOR + 0.340% 2.4048% 12/25/36 (g)(i)(j)	46	40
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (g)(i)(j)	218	203
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (g)(i)(j)	230	222
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (g)(i)(j)	216	212
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (g)(i)(j)	76	71
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (g)(i)(j)	41	38
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (g)(i)(j)	33	28
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (g)(i)(j)	223	209
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (g)(i)(j)	45	41
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (g)(i)(j)	48	43
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (g)(i)(j)	74	64
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (g)(i)(j)	117	98
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (g)(i)(j)	45	44
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	421	16
Series 2006-3A, Class IO, 0% 10/25/36 (a)(g)(i)(m)	10,144	0
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (g)	1,100	1,099
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (g)(i)	6,410	6,410
Class CFX, 3.4949% 12/15/34 (g)(i)	5,380	5,370
Class DFX, 3.4949% 12/15/34 (g)(i)	4,559	4,537
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (g)	914	945
Class DFX, 5.3503% 7/5/33 (g)	1,406	1,455
Class EFX, 5.5422% 7/5/33 (g)	1,924	1,967
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (g)(i)	5,248	5,120
Class B, 4.181% 11/15/34 (g)	2,207	2,172
Class C, 5.205% 11/15/34 (g)	1,548	1,544
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	2,736	2,711
Class D, 5.513% 12/15/43 (i)	1,459	1,313
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $37,844)		38,223

Municipal Securities - 0.3%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,552
7.5% 4/1/34	7,195	10,110
7.55% 4/1/39	10,865	16,113
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,183
Series 2010 C1, 7.781% 1/1/35	6,325	7,252
6.05% 1/1/29	360	370
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	1,700	1,738
Series 2010-1, 6.63% 2/1/35	15,330	16,313
Series 2010-3:
5.547% 4/1/19	155	157
6.725% 4/1/35	11,505	12,345
7.35% 7/1/35	4,495	4,996
Series 2010-5, 6.2% 7/1/21	1,149	1,192
Series 2011, 5.877% 3/1/19	19,390	19,639
Series 2013, 4% 12/1/20	6,040	6,013
TOTAL MUNICIPAL SECURITIES
(Cost $96,269)		98,973

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5844% 8/22/25 (i)(j)	$2,230	$2,252
Hotels, Restaurants & Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 7/31/24 (i)(j)	45	45
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (i)(j)	6,880	6,931
		6,976
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3274% 6/7/23 (i)(j)	2,774	2,568
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8348% 3/29/25 (i)(j)	2,587	2,588
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/28/25 (i)(j)	4,778	4,761
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5635% 1/25/26 (i)(j)	459	459
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.71% 2/15/24 (i)(j)	2,065	2,055
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.751% 1/31/26 (i)(j)	4,044	3,881
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 8/19/23 (i)(j)	5,528	5,379
		21,691

TOTAL CONSUMER DISCRETIONARY		30,919

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3264% 5/31/24 (i)(j)	5,000	4,881
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (a)(i)(j)	582	584
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (a)(i)(j)	582	584
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 6/27/23 (i)(j)	633	632
		6,681
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (h)(j)	369	137
Oil, Gas & Consumable Fuels - 0.1%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.5802% 3/30/23 (i)(j)	279	280
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3259% 6/22/24 (i)(j)	1,282	1,240
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4398% 12/31/21 (i)(j)	6,180	6,833
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8159% 12/31/22 (i)(j)	3,700	3,751
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5759% 8/23/21 (i)(j)	6,695	6,981
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0774% 3/1/24 (i)(j)	1,610	1,556
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (i)(j)	635	639
		21,280

TOTAL ENERGY		21,417

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 3/1/25 (i)(j)	323	323
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (a)	1,880	1,880
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0673% 5/10/25 (i)(j)	64	64
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 11/3/24 (i)(j)	3,860	3,870
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.5759% 8/4/25 (i)(j)	360	370
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 5/16/24 (i)(j)	457	455
		4,759

TOTAL FINANCIALS		6,962

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 8/18/25 (i)(j)	310	311
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8168% 8/3/25 (i)(j)	375	370
Electronic Equipment & Components - 0.0%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8249% 2/28/25 (i)(j)	155	155
Internet Software & Services - 0.0%
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.5673% 7/13/23 (i)(j)	2,025	2,032
3 month U.S. LIBOR + 4.000% 6.0802% 4/4/25 (i)(j)	1,580	1,590
		3,622
Software - 0.1%
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (i)(j)	3,520	3,593
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/16/25 (i)(j)	3,715	3,717
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/16/25 (i)(j)	1,445	1,446
		8,756

TOTAL INFORMATION TECHNOLOGY		12,903

MATERIALS - 0.0%
Chemicals - 0.0%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.195% 3/28/25 (i)(j)	135	135
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/8/25 (i)(j)	95	95
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 4/3/25 (i)(j)	5,985	5,968
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (i)(j)	188	189
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (i)(j)	434	435
		6,822
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/2/26 (i)(j)	2,335	2,335
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8148% 11/27/23 (i)(j)	8,730	8,768
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/11/25 (i)(j)	500	498
		9,266

TOTAL TELECOMMUNICATION SERVICES		11,601

TOTAL BANK LOAN OBLIGATIONS
(Cost $96,859)		97,616

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	7,402	7,291
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$8,954
3.1% 6/4/20	8,635	8,599
4.682% 8/9/28 (i)	3,485	3,483
8.7% 11/18/19	532	563
RBS Citizens NA 2.5% 3/14/19	4,029	4,026
Synchrony Bank 3.65% 5/24/21	5,873	5,836
TOTAL BANK NOTES
(Cost $38,991)		38,752

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp.:
5.875% (i)(n)	$5,645	$5,798
6.1% (i)(n)	1,680	1,816
Barclays Bank PLC 7.625% 11/21/22	7,765	8,585
Citigroup, Inc.:
5.35% (i)(n)	6,540	6,582
5.95% (i)(n)	1,325	1,364
5.95% (i)(n)	5,000	5,186
Credit Agricole SA:
6.625% (g)(i)(n)	7,820	7,990
7.875% (g)(i)(n)	2,225	2,394
8.125% (g)(i)(n)	4,510	5,031
JPMorgan Chase & Co. 6% (i)(n)	11,680	12,233
Royal Bank of Scotland Group PLC:
7.5% (i)(n)	2,245	2,330
8.625% (i)(n)	2,380	2,583
Standard Chartered PLC 7.5% (g)(i)(n)	3,195	3,398
		65,290
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (i)(n)	4,850	5,046
TOTAL PREFERRED SECURITIES
(Cost $67,566)		70,336
	Shares	Value (000s)

Fixed-Income Funds - 5.3%
Fidelity Mortgage Backed Securities Central Fund (o)
(Cost $1,540,896)	14,681,787	1,547,167

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(b)
(Cost $11)	11,215	11

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.97% (p)	1,612,235,555	1,612,558
Fidelity Securities Lending Cash Central Fund 1.98% (p)(q)	27,057,501	27,060
TOTAL MONEY MARKET FUNDS
(Cost $1,639,623)		1,639,618
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $21,936,844)		29,415,094
NET OTHER ASSETS (LIABILITIES) - 0.2%		60,686
NET ASSETS - 100%		$29,475,780

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $665,709,000 or 2.3% of net assets.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $965,421,000 or 3.3% of net assets.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Jello Labs, Inc. 2% 3/22/20	3/23/18 - 7/11/18	$1,544
Lyft, Inc. Series H	11/22/17	$30,000
Lyft, Inc. Series I	6/27/18	$18,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A	3/23/18	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Mulberry Health, Inc. Series AA	3/23/18	$170
Neutron Holdings, Inc. Series C	7/3/18	$7,056
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10,668
Fidelity Mortgage Backed Securities Central Fund	38,424
Fidelity Securities Lending Cash Central Fund	854
Total	$49,946

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,399,390	$193,456	$--	$--	$(45,679)	$1,547,167	19.3%
Total	$1,399,390	$193,456	$--	$--	$(45,679)	$1,547,167

 (a) Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$--	$16,081	$--	$--	$--	$4,300	$20,381
Total	$--	$16,081	$--	$--	$--	$4,300	$20,381

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,456,189	$3,004,740	$32,606	$418,843
Consumer Staples	994,645	833,917	159,200	1,528
Energy	1,149,747	1,149,083	--	664
Financials	2,743,335	2,743,335	--	--
Health Care	3,115,454	3,085,059	--	30,395
Industrials	1,604,910	1,564,910	--	40,000
Information Technology	5,505,715	5,345,755	--	159,960
Materials	584,493	584,493	--	--
Real Estate	148,764	138,764	--	10,000
Telecommunication Services	26,554	26,554	--	--
Utilities	293,636	289,647	3,989	--
Corporate Bonds	3,614,833	--	3,613,289	1,544
U.S. Government and Government Agency Obligations	2,584,206	--	2,584,206	--
Asset-Backed Securities	55,959	--	55,051	908
Collateralized Mortgage Obligations	5,958	--	5,958	--
Commercial Mortgage Securities	38,223	--	38,223	--
Municipal Securities	98,973	--	98,973	--
Bank Loan Obligations	97,616	--	94,568	3,048
Bank Notes	38,752	--	38,752	--
Preferred Securities	70,336	--	70,336	--
Fixed-Income Funds	1,547,167	1,547,167	--	--
Other	11	--	--	11
Money Market Funds	1,639,618	1,639,618	--	--
Total Investments in Securities:	$29,415,094	$21,953,042	$6,795,151	$666,901

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$402,977
Net Realized Gain (Loss) on Investment Securities	(22)
Net Unrealized Gain (Loss) on Investment Securities	(54,708)
Cost of Purchases	79,407
Proceeds of Sales	(5,423)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$422,231
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$(49,407)
Other Investments in Securities
Beginning Balance	$192,308
Net Realized Gain (Loss) on Investment Securities	(4,776)
Net Unrealized Gain (Loss) on Investment Securities	(9,927)
Cost of Purchases	80,161
Proceeds of Sales	(13,129)
Amortization/Accretion	33
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$244,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$14,755

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.0%
AAA,AA,A	1.8%
BBB	7.0%
BB	2.4%
B	1.3%
CCC,CC,C	1.0%
Not Rated	0.1%
Equities	66.6%
Short-Term Investments and Net Other Assets	4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $26,077) — See accompanying schedule: Unaffiliated issuers (cost $18,740,244)	$26,207,928
Fidelity Central Funds (cost $3,180,519)	3,186,785
Other affiliated issuers (cost $16,081)	20,381
Total Investment in Securities (cost $21,936,844)		$29,415,094
Cash		250
Restricted cash		809
Receivable for investments sold		6,125
Receivable for fund shares sold		20,678
Dividends receivable		29,119
Interest receivable		61,292
Distributions receivable from Fidelity Central Funds		5,460
Prepaid expenses		66
Other receivables		2,253
Total assets		29,541,146
Liabilities
Payable for investments purchased	$4,889
Payable for fund shares redeemed	19,338
Accrued management fee	9,440
Other affiliated payables	2,879
Other payables and accrued expenses	1,749
Collateral on securities loaned	27,071
Total liabilities		65,366
Net Assets		$29,475,780
Net Assets consist of:
Paid in capital		$20,238,957
Undistributed net investment income		116,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,641,859
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,478,248
Net Assets		$29,475,780
Puritan:
Net Asset Value, offering price and redemption price per share ($22,863,579 ÷ 910,719 shares)		$25.10
Class K:
Net Asset Value, offering price and redemption price per share ($6,612,201 ÷ 263,529 shares)		$25.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Dividends		$261,810
Interest		264,372
Income from Fidelity Central Funds		49,946
Total income		576,128
Expenses
Management fee	$108,410
Transfer agent fees	31,108
Accounting and security lending fees	2,247
Custodian fees and expenses	271
Independent trustees' fees and expenses	120
Registration fees	295
Audit	522
Legal	(120)
Miscellaneous	192
Total expenses before reductions	143,045
Expense reductions	(1,271)
Total expenses after reductions		141,774
Net investment income (loss)		434,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,067,339
Fidelity Central Funds	(14)
Foreign currency transactions	189
Total net realized gain (loss)		2,067,514
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6)	1,267,724
Fidelity Central Funds	(45,685)
Other affiliated issuers	4,300
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		1,226,331
Net gain (loss)		3,293,845
Net increase (decrease) in net assets resulting from operations		$3,728,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$434,354	$447,476
Net realized gain (loss)	2,067,514	851,934
Change in net unrealized appreciation (depreciation)	1,226,331	1,757,992
Net increase (decrease) in net assets resulting from operations	3,728,199	3,057,402
Distributions to shareholders from net investment income	(374,856)	(470,001)
Distributions to shareholders from net realized gain	(766,442)	(437,826)
Total distributions	(1,141,298)	(907,827)
Share transactions - net increase (decrease)	559,715	(1,583,535)
Total increase (decrease) in net assets	3,146,616	566,040
Net Assets
Beginning of period	26,329,164	25,763,124
End of period	$29,475,780	$26,329,164
Other Information
Undistributed net investment income end of period	$116,716	$61,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.90	$21.07	$21.02	$22.91	$20.98
Income from Investment Operations
Net investment income (loss)A	.37	.37	.36	.47B	.36
Net realized and unrealized gain (loss)	2.81	2.21	1.10	(.33)	3.60
Total from investment operations	3.18	2.58	1.46	.14	3.96
Distributions from net investment income	(.32)	(.39)C	(.34)	(.46)	(.35)
Distributions from net realized gain	(.67)	(.36)C	(1.07)	(1.57)	(1.68)
Total distributions	(.98)D	(.75)	(1.41)	(2.03)	(2.03)
Net asset value, end of period	$25.10	$22.90	$21.07	$21.02	$22.91
Total ReturnE	14.34%	12.64%	7.36%	.87%	20.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%	.55%	.56%	.56%	.56%
Expenses net of fee waivers, if any	.53%	.55%	.56%	.56%	.56%
Expenses net of all reductions	.53%	.55%	.55%	.55%	.56%
Net investment income (loss)	1.54%	1.73%	1.77%	2.13%B	1.68%
Supplemental Data
Net assets, end of period (in millions)	$22,864	$20,132	$19,754	$18,812	$18,351
Portfolio turnover rateH	44%I	45%	36%	106%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.98 per share is comprised of distributions from net investment income of $.318 and distributions from net realized gain of $.666 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Puritan Fund Class K

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.89	$21.06	$21.01	$22.90	$20.98
Income from Investment Operations
Net investment income (loss)A	.39	.39	.38	.49B	.39
Net realized and unrealized gain (loss)	2.81	2.21	1.10	(.33)	3.58
Total from investment operations	3.20	2.60	1.48	.16	3.97
Distributions from net investment income	(.34)	(.41)C	(.36)	(.48)	(.37)
Distributions from net realized gain	(.67)	(.36)C	(1.07)	(1.57)	(1.68)
Total distributions	(1.00)D	(.77)	(1.43)	(2.05)	(2.05)
Net asset value, end of period	$25.09	$22.89	$21.06	$21.01	$22.90
Total ReturnE	14.44%	12.76%	7.48%	.96%	20.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.44%	.45%	.46%	.46%	.46%
Net investment income (loss)	1.63%	1.82%	1.86%	2.23%B	1.78%
Supplemental Data
Net assets, end of period (in millions)	$6,612	$6,198	$6,009	$5,939	$6,162
Portfolio turnover rateH	44%I	45%	36%	106%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.337 and distributions from net realized gain of $.666 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at $74,989 (which included $19 of unrealized depreciation), in exchange for 695 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$1,544	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	0.0%	Increase
Asset-Backed Securities	$908	Discount cash flow	Spread	4.3%	Decrease
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.0%	Increase
Bank Loan Obligations	$1,880	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Equities	$661,390	Market comparable	Enterprise value/Sales multiple (EV/S)	1.4 - 4.8 / 3.8	Increase
			Transaction price	$9.15	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.2 - 13.1 / 12.9	Increase
			Discount rate	10.0% - 49.0% / 45.6%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 11.9%	Decrease
			Premium rate	29.0%	Increase
		Market approach	Transaction price	$0.18 - $544.29 / $68.24	Increase
		Book value	Book value multiple	1.0	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,513 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,903,477
Gross unrealized depreciation	(485,951)
Net unrealized appreciation (depreciation)	$7,417,526
Tax Cost	$21,997,568

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$92,036
Undistributed long-term capital gain	$1,728,783
Net unrealized appreciation (depreciation) on securities and other investments	$7,417,530

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$404,001	$ 495,332
Long-term Capital Gains	737,297	412,495
Total	$1,141,298	$ 907,827

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $190,751 in these Subsidiaries, representing .65% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $10,222,337 and $12,782,388, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Puritan	$28,186.13
Class K	2,922.05
	$31,108

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $208 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,106. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $854, including $40 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $971 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $274.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Puritan	$284,446	$354,958
Class K	90,410	115,043
Total	$374,856	$470,001
From net realized gain
Puritan	$586,678	$334,859
Class K	179,764	102,967
Total	$766,442	$437,826

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Puritan
Shares sold	116,115	78,110	$2,767,345	$1,679,995
Reinvestment of distributions	35,650	31,195	823,587	653,242
Shares redeemed	(120,147)	(167,668)	(2,852,632)	(3,600,951)
Net increase (decrease)	31,618	(58,363)	$738,300	$(1,267,714)
Class K
Shares sold	38,459	35,138	$912,229	$754,339
Reinvestment of distributions	11,704	10,413	270,174	218,011
Shares redeemed	(57,431)	(60,050)	(1,360,988)	(1,288,171)
Net increase (decrease)	(7,268)	(14,499)	$(178,585)	$(315,821)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Puritan Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel and Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Chiel oversees 151 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Puritan	.53%
Actual		$1,000.00	$1,064.90	$2.76
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class K	.45%
Actual		$1,000.00	$1,065.40	$2.34
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Puritan Fund
Puritan	10/15/18	10/12/18	$0.099	$1.473
Class K	10/15/18	10/12/18	$0.104	$1.473

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2018, $2,015,192,643, or, if subsequently determined to be different, the net capital gain of such year.

A total of 9.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $152,103,593 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 11%, 39%, 78%, and 78%; Class K designates 10%, 37%, 74%, and 74% of the dividends distributed in October 2017, December 2017, April 2018 and July 2018, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Puritan designates 14%, 49%, 87% and 87%; Class K designates 13%, 47%, 83%, and 82% of the dividends distributed in October 2017, December 2017, April 2018 and July 2018, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Puritan Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

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Fidelity® Puritan® Fund Class K Annual Report August 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class K	14.44%	10.98%	9.06%

 The initial offering of Class K shares took place on May 9, 2008. Returns prior to May 9, 2008 are those of Fidelity® Puritan® Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Puritan® Fund - Class K on August 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

See above for additional information regarding the performance of Class K.

Period Ending Values
$23,807	Fidelity® Puritan® Fund - Class K
$28,044	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 19.66% for the year ending August 31, 2018, as the U.S. equity bellwether overcame a period of heightened volatility to achieve a record close in late August. The previous high on January 26 came just before stocks began a sharp retreat amid concern that rising inflation and the potential for the economy to overheat would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. In February, the index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The market stabilized in April and turned upward through mid-June, when trade tension between the U.S. and China soured investor sentiment. Uncertainty lingered into July, but strong corporate earnings helped the S&P 500 rise 7.10% in the final two months of the period. For the full 12 months, growth handily topped value, while small-caps bested large-caps. By sector, information technology (+33%) led the way, whereas notable laggards included some defensive sectors that struggled amid rising interest rates and investors’ preference for risk. Meanwhile, U.S. taxable investment-grade bonds declined modestly for the 12 months, a period in which market interest rates rose and the U.S. economy exhibited broad strength. The Bloomberg Barclays U.S. Aggregate Bond Index returned -1.05% for the year. By comparison, riskier, non-core fixed-income segments, including U.S. corporate high-yield, generally posted gains.

Comments from Lead Portfolio Manager Ramin Arani:  For the fiscal year, the fund’s share classes shares gained roughly 14%, topping the 11.05% advance of the Fidelity Puritan Composite Index℠ – a 60/40 blend of the S&P 500® index and the Bloomberg Barclays U.S. Aggregate Bond Index. Versus the Composite index, the fund benefited most from my decision to maintain an overweighting in equities and below-neutral exposure to investment-grade bonds. Among equities, the main drivers of the fund’s outperformance of the Composite index were industry positioning within a number of sectors, led by utilities, consumer discretionary and consumer staples. The largest individual relative contributors included my decision to largely avoid industrial conglomerate General Electric and consumer products giant Procter & Gamble, two S&P 500® components that lost ground. Conversely, stock picking in consumer discretionary stood out as a weak spot, primarily due to some of holdings within media. In fixed income, the fund’s investment-grade bond investments returned -0.35%, topping the -1.05% result of the subportfolio’s benchmark and boosting performance versus the Composite index. Here, the majority of the outperformance came in the first half of the period, as interest rates rose and it helped to maintain duration at less than that of the Bloomberg Barclays index. For the full 12 months, the subportfolio’s outperformance was a result of favorable duration management, sector allocation and security selection.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  After nearly 26 years with Fidelity, Ramin Arani has expressed his desire to retire from asset management. On June 30, 2018, Dan Kelley assumed co-management responsibility for the fund. On October 1, 2018, Dan was named Lead Portfolio Manager and began to manage the equity subportfolio, while Ramin became Co-Manager. It is expected that Ramin will transition off of the fund on or about December 31, 2018.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Top Five Stocks as of August 31, 2018

% of fund's net assets
Alphabet, Inc. Class C	3.4
Apple, Inc.	3.1
Microsoft Corp.	2.7
Amazon.com, Inc.	2.2
Facebook, Inc. Class A	1.5
12.9

Top Five Bond Issuers as of August 31, 2018

(with maturities greater than one year)	% of fund's net assets
U.S. Treasury Obligations	8.8
Fannie Mae	2.7
Freddie Mac	1.4
Ginnie Mae	1.3
Bank of America Corp.	0.3
14.5

Top Five Market Sectors as of August 31, 2018

% of fund's net assets
Information Technology	19.0
Financials	13.7
Consumer Discretionary	13.1
Health Care	11.5
Energy	6.0

Asset Allocation (% of fund's net assets)

As of August 31, 2018*,**
Stocks	65.5%
Bonds	28.0%
Convertible Securities	1.1%
Other Investments	0.6%
Short-Term Investments and Net Other Assets (Liabilities)	4.8%

 * Foreign investments - 8.4%

 ** Futures and Swaps - 0.2%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages are adjusted for the effect of futures contracts and swaps, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2018

Showing Percentage of Net Assets

Common Stocks - 65.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.0%
Aptiv PLC	18,393	$1,619
UC Holdings, Inc. (a)	18,330	483
		2,102
Automobiles - 0.0%
General Motors Co.	59,598	2,149
General Motors Co. warrants 7/10/19 (b)	8,394	154
		2,303
Hotels, Restaurants & Leisure - 2.3%
Boyd Gaming Corp.	81,500	2,968
Eldorado Resorts, Inc. (b)	1,350,208	64,877
Extended Stay America, Inc. unit	51,900	1,047
Golden Entertainment, Inc. (b)	127,600	3,702
Hilton Worldwide Holdings, Inc.	1,341,633	104,138
Marriott International, Inc. Class A	358,800	45,377
McDonald's Corp.	1,050,100	170,358
Penn National Gaming, Inc. (b)	161,400	5,562
Red Rock Resorts, Inc.	153,655	5,015
Royal Caribbean Cruises Ltd.	688,300	84,372
Vail Resorts, Inc.	614,627	183,190
		670,606
Household Durables - 0.2%
Lennar Corp. Class A	1,082,100	55,912
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc. (b)	315,800	635,614
Netflix, Inc. (b)	352,700	129,681
		765,295
Media - 2.5%
Charter Communications, Inc. Class A (b)	142,164	44,128
Comcast Corp. Class A	1,619,700	59,913
Lions Gate Entertainment Corp. Class B	1,472,385	33,055
Live Nation Entertainment, Inc. (b)	2,384,100	118,442
LiveXLive Media, Inc. (b)(c)(d)	4,020,000	20,381
The Void LLC (a)(e)(f)	40,946	9,910
The Walt Disney Co.	1,217,200	136,351
Tribune Media Co. Class A	13,773	508
tronc, Inc. (b)	3,443	57
Twenty-First Century Fox, Inc. Class A	2,683,900	121,849
Vice Holding, Inc. (a)(b)(f)	86,301	127,089
WME Entertainment Parent, LLC Class A (a)(b)(e)(f)	25,595,704	63,989
		735,672
Multiline Retail - 0.1%
Macy's, Inc.	1,004,300	36,707
Specialty Retail - 1.4%
Burlington Stores, Inc. (b)	469,900	79,028
Home Depot, Inc.	1,410,700	283,226
TJX Companies, Inc.	639,800	70,359
		432,613
Textiles, Apparel & Luxury Goods - 2.1%
Brunello Cucinelli SpA	1,540,200	67,847
Christian Dior SA	202,800	87,381
Hermes International SCA	81,100	52,735
Kering SA	72,200	39,221
LVMH Moet Hennessy - Louis Vuitton SA	93,014	32,606
NIKE, Inc. Class B	974,800	80,129
PVH Corp.	765,000	109,517
Ralph Lauren Corp.	513,300	68,171
Tory Burch LLC:
Class A (a)(e)(f)	702,741	52,291
Class B (a)(e)(f)	324,840	25,425
		615,323

TOTAL CONSUMER DISCRETIONARY		3,316,533

CONSUMER STAPLES - 3.4%
Beverages - 1.4%
Coca-Cola European Partners PLC	1,322,400	56,387
Constellation Brands, Inc. Class A (sub. vtg.)	185,600	38,642
Keurig Dr. Pepper, Inc.	464,700	10,595
Monster Beverage Corp. (b)	1,396,200	85,015
PepsiCo, Inc.	994,000	111,338
The Coca-Cola Co.	2,443,200	108,893
		410,870
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	459,100	107,030
Southeastern Grocers, Inc. (a)(b)	51,368	1,528
Walmart, Inc.	1,938,800	185,853
		294,411
Food Products - 0.2%
The J.M. Smucker Co.	405,400	41,910
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	611,700	85,711
L'Oreal SA (b)	10,600	2,543
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,140,000	123,053
		211,307
Tobacco - 0.1%
British American Tobacco PLC (United Kingdom)	747,500	36,147

TOTAL CONSUMER STAPLES		994,645

ENERGY - 3.9%
Energy Equipment & Services - 0.0%
GulfMark Offshore, Inc.:
warrants 10/21/42 (b)	8,251	294
warrants 11/14/42 (b)	23,695	844
		1,138
Oil, Gas & Consumable Fuels - 3.9%
Anadarko Petroleum Corp.	2,267,200	146,008
ANR, Inc. (b)	1,903	64
Ascent Resources Marcellus Holdings, Inc. (a)	200,555	638
Ascent Resources Marcellus Holdings, Inc. warrants 3/30/23 (a)(b)	51,925	26
Cheniere Energy, Inc. (b)	523,900	35,065
Chevron Corp.	1,526,500	180,829
ConocoPhillips Co.	1,700,600	124,875
EOG Resources, Inc.	1,363,800	161,242
Golar LNG Ltd.	542,100	13,856
LINN Energy, Inc. (b)	42,734	739
Marathon Petroleum Corp.	450,600	37,080
Phillips 66 Co.	972,600	115,263
Pioneer Natural Resources Co.	104,000	18,169
Riviera Resources, Inc. (b)	42,734	919
Suncor Energy, Inc.	4,393,100	180,841
Valero Energy Corp.	711,200	83,836
Whiting Petroleum Corp. (b)	965,600	49,159
		1,148,609

TOTAL ENERGY		1,149,747

FINANCIALS - 9.3%
Banks - 5.3%
Bank of America Corp.	12,333,200	381,466
Citigroup, Inc.	3,213,340	228,918
Comerica, Inc.	303,600	29,595
First Republic Bank	50,000	5,080
Huntington Bancshares, Inc.	5,565,300	90,214
JPMorgan Chase & Co.	3,690,223	422,826
Regions Financial Corp.	1,570,300	30,558
Signature Bank	323,400	37,430
SunTrust Banks, Inc.	1,128,500	83,012
Wells Fargo & Co.	4,647,040	271,759
		1,580,858
Capital Markets - 1.3%
Apollo Global Management LLC Class A	1,394,200	48,142
E*TRADE Financial Corp. (b)	1,453,800	85,571
HDFC Asset Management Co. Ltd. (b)	3,306	84
Motors Liquidation Co. GUC Trust (b)	28,150	286
S&P Global, Inc.	328,800	68,078
TD Ameritrade Holding Corp.	3,009,000	176,237
		378,398
Consumer Finance - 1.0%
American Express Co.	694,100	73,561
Capital One Financial Corp.	1,667,200	165,203
Synchrony Financial	1,705,900	54,026
		292,790
Diversified Financial Services - 0.7%
Berkshire Hathaway, Inc. Class B (b)	955,100	199,348
Insurance - 1.0%
Hartford Financial Services Group, Inc.	942,100	47,454
MetLife, Inc.	3,737,800	171,528
The Travelers Companies, Inc.	554,400	72,959
		291,941

TOTAL FINANCIALS		2,743,335

HEALTH CARE - 10.5%
Biotechnology - 2.3%
ACADIA Pharmaceuticals, Inc. (b)	860,504	12,236
Amgen, Inc.	1,470,700	293,861
Audentes Therapeutics, Inc. (b)	1,349,700	49,129
Blueprint Medicines Corp. (b)	121,200	9,292
Neurocrine Biosciences, Inc. (b)	552,100	67,881
Sarepta Therapeutics, Inc. (b)	497,600	68,689
Spark Therapeutics, Inc. (b)	238,400	14,688
Vertex Pharmaceuticals, Inc. (b)	879,100	162,106
Xencor, Inc. (b)	162,332	6,784
		684,666
Health Care Equipment & Supplies - 4.4%
Align Technology, Inc. (b)	106,200	41,045
Baxter International, Inc.	557,700	41,476
Becton, Dickinson & Co.	1,104,700	289,288
Boston Scientific Corp. (b)	10,612,700	377,388
Corindus Vascular Robotics, Inc. (b)(c)	1,315,800	1,434
Corindus Vascular Robotics, Inc. (b)(f)	5,000,000	5,450
Danaher Corp.	1,195,100	123,741
DexCom, Inc. (b)	478,804	69,130
Edwards Lifesciences Corp.(b)	629,200	90,756
Integra LifeSciences Holdings Corp. (b)	596,000	35,444
Intuitive Surgical, Inc. (b)	238,500	133,560
Stryker Corp.	475,900	80,632
		1,289,344
Health Care Providers & Services - 2.5%
HCA Holdings, Inc.	961,900	129,000
HealthSouth Corp.	15	1
Humana, Inc.	662,500	220,785
UnitedHealth Group, Inc.	1,445,900	388,166
		737,952
Health Care Technology - 0.1%
Teladoc Health, Inc. (b)	352,600	27,344
Pharmaceuticals - 1.2%
Amneal Pharmaceuticals, Inc. (b)	1,044,400	24,126
AstraZeneca PLC sponsored ADR	1,661,600	63,706
Jazz Pharmaceuticals PLC (b)	898,500	153,572
Nektar Therapeutics (b)	284,800	18,936
The Medicines Company (b)	761,000	30,143
TherapeuticsMD, Inc. (b)(c)	3,536,926	22,919
Theravance Biopharma, Inc. (b)	1,116,700	32,351
		345,753

TOTAL HEALTH CARE		3,085,059

INDUSTRIALS - 5.4%
Aerospace & Defense - 1.8%
Bombardier, Inc. Class B (sub. vtg.) (b)	6,439,100	21,266
General Dynamics Corp.	266,700	51,580
Huntington Ingalls Industries, Inc.	352,800	86,249
Lockheed Martin Corp.	218,300	69,946
Northrop Grumman Corp.	675,700	201,690
Raytheon Co.	433,100	86,377
Space Exploration Technologies Corp.:
Class A (a)(b)(f)	41,122	6,950
Class C (a)(f)	5,607	948
		525,006
Air Freight & Logistics - 0.4%
FedEx Corp.	473,900	115,608
Building Products - 0.2%
Allegion PLC	602,100	52,515
Commercial Services & Supplies - 0.1%
Evoqua Water Technologies Corp. (b)	769,000	14,903
TulCo LLC (a)(e)(f)	42,857	23,327
		38,230
Construction & Engineering - 0.2%
EMCOR Group, Inc.	260,700	20,882
Fluor Corp.	545,100	31,294
		52,176
Electrical Equipment - 0.5%
AMETEK, Inc.	567,000	43,636
Fortive Corp.	791,800	66,495
Hubbell, Inc. Class B	294,500	37,213
		147,344
Industrial Conglomerates - 0.1%
General Electric Co.	3,526,100	45,628
Machinery - 1.1%
Allison Transmission Holdings, Inc.	2,411,300	119,745
Caterpillar, Inc.	317,000	44,015
Deere & Co.	513,000	73,769
WABCO Holdings, Inc. (b)	667,800	82,193
		319,722
Road & Rail - 1.0%
CSX Corp.	2,573,400	190,843
Norfolk Southern Corp.	607,200	105,556
		296,399
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (b)	22,500	3,507

TOTAL INDUSTRIALS		1,596,135

INFORMATION TECHNOLOGY - 18.2%
Electronic Equipment & Components - 0.3%
Amphenol Corp. Class A	677,600	64,087
CDW Corp.	58,400	5,114
E Ink Holdings, Inc. GDR (g)	140,100	1,681
		70,882
Internet Software & Services - 5.6%
Alibaba Group Holding Ltd. sponsored ADR (b)	486,000	85,055
Alphabet, Inc. Class C (b)	821,483	1,000,701
Dropbox, Inc. Class A (b)	93,600	2,513
Facebook, Inc. Class A (b)	2,425,260	426,191
Mail.Ru Group Ltd. GDR (b)(g)	77,400	1,664
Pandora Media, Inc. (b)	4,324,994	39,963
Spotify Technology SA (b)	226,200	42,869
Tencent Holdings Ltd. sponsored ADR	936,300	40,392
		1,639,348
IT Services - 3.1%
Accenture PLC Class A	98,800	16,704
Global Payments, Inc.	724,600	90,271
MasterCard, Inc. Class A	1,285,600	277,124
PayPal Holdings, Inc. (b)	619,100	57,162
Square, Inc. (b)	720,200	63,839
Visa, Inc. Class A	2,851,200	418,813
		923,913
Semiconductors & Semiconductor Equipment - 1.2%
Analog Devices, Inc.	558,400	55,198
ASML Holding NV	293,800	60,244
Broadcom, Inc.	157,330	34,460
Cypress Semiconductor Corp.	1,614	28
Intel Corp.	1,138,100	55,118
Marvell Technology Group Ltd.	2,068,500	42,777
NVIDIA Corp.	388,300	108,988
		356,813
Software - 4.9%
Activision Blizzard, Inc.	1,180,996	85,150
Adobe Systems, Inc. (b)	1,033,500	272,338
Atom Tickets LLC (a)(b)(e)(f)	2,580,511	15,000
CDK Global, Inc.	67,200	4,188
Deem, Inc. (a)(b)(f)	124,895	62
Microsoft Corp.	7,172,800	805,721
Red Hat, Inc. (b)	169,800	25,085
Salesforce.com, Inc. (b)	1,314,400	200,683
Workday, Inc. Class A (b)	273,600	42,282
		1,450,509
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	4,038,800	919,352

TOTAL INFORMATION TECHNOLOGY		5,360,817

MATERIALS - 2.0%
Chemicals - 1.5%
CF Industries Holdings, Inc.	669,400	34,775
DowDuPont, Inc.	3,652,522	256,151
FMC Corp.	232,900	19,901
LyondellBasell Industries NV Class A	874,798	98,660
Olin Corp.	978,500	30,069
The Chemours Co. LLC	77,500	3,379
		442,935
Construction Materials - 0.1%
Eagle Materials, Inc.	219,000	20,220
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	3,980,200	55,922
Newmont Mining Corp.	1,281,700	39,771
Randgold Resources Ltd. sponsored ADR	392,700	25,639
Warrior Metropolitan Coal, Inc.	242	6
		121,338

TOTAL MATERIALS		584,493

REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
American Tower Corp.	860,100	128,258
Ant International Co. Ltd. Class C (a)(f)	1,782,512	10,000
Gaming & Leisure Properties	126,400	4,524
Omega Healthcare Investors, Inc.	181,000	5,982
		148,764
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	715,194	22,843
Iliad SA	28,725	3,711
		26,554
UTILITIES - 1.0%
Electric Utilities - 0.6%
FirstEnergy Corp.	1,746,700	65,292
NextEra Energy, Inc.	302,600	51,472
PPL Corp.	410,800	12,217
Xcel Energy, Inc.	746,300	35,860
		164,841
Independent Power and Renewable Electricity Producers - 0.4%
NRG Energy, Inc.	1,971,300	69,764
The AES Corp.	4,089,300	55,042
		124,806

TOTAL UTILITIES		289,647

TOTAL COMMON STOCKS
(Cost $11,846,029)		19,295,729

Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Neutron Holdings, Inc. Series C (a)(f)	38,589,900	7,056
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(b)(f)	1,082,251	22
Internet & Direct Marketing Retail - 0.1%
The Honest Co., Inc.:
Series D (a)(b)(f)	196,700	3,856
Series E (a)(f)	1,020,158	20,000
		23,856
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(b)(f)	1,846,568	26,665
Specialty Retail - 0.1%
Moda Operandi, Inc.:
Series E (a)(b)(f)	508,444	23,902
Series F (a)(f)	157,251	7,392
		31,294
Textiles, Apparel & Luxury Goods - 0.2%
Goop International Holdings, Inc. Series C (a)(f)	1,881,874	20,757
Rent the Runway, Inc. Series E (a)(b)(f)	1,378,930	30,006
		50,763

TOTAL CONSUMER DISCRETIONARY		139,656

HEALTH CARE - 0.1%
Biotechnology - 0.0%
Generation Bio Series B (a)(f)	370,500	3,388
Health Care Providers & Services - 0.1%
Get Heal, Inc. Series B (a)(b)(f)	8,512,822	426
Mulberry Health, Inc.:
Series A (a)(f)	700,782	5,008
Series A8 (a)(b)(f)	2,960,879	21,158
Series AA (a)(f)	58,145	415
		27,007

TOTAL HEALTH CARE		30,395

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (a)(b)(f)	51,921	8,775
INFORMATION TECHNOLOGY - 0.5%
Internet Software & Services - 0.5%
Lyft, Inc.:
Series H (a)(f)	754,791	35,742
Series I (a)(f)	380,117	18,000
Uber Technologies, Inc. Series D, 8.00% (a)(b)(f)	1,596,241	77,849
		131,591
Software - 0.0%
Jello Labs, Inc. Series C (a)(b)(f)	1,050,307	13,307

TOTAL INFORMATION TECHNOLOGY		144,898

UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Energy Corp. 7.00%	42,400	3,989
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $261,036)		327,713
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 12.3%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	423
3.5% 1/15/31 (g)	4,584	3,131
		3,554
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
SolarCity Corp. 1.625% 11/1/19	4,650	4,247
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Jello Labs, Inc.:
2% 3/22/20 (a)(f)	386	386
2% 3/22/20 (a)(f)	386	386
2% 3/22/20 (a)(f)	386	386
2% 3/22/20 (a)(f)	386	386
		1,544

TOTAL CONVERTIBLE BONDS		9,345

Nonconvertible Bonds - 12.3%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.2%
General Motors Co. 3.5% 10/2/18	4,530	4,533
General Motors Financial Co., Inc.:
3.15% 1/15/20	12,000	12,006
3.5% 7/10/19	17,868	17,963
4% 1/15/25	6,368	6,175
4.25% 5/15/23	3,285	3,297
4.375% 9/25/21	11,267	11,470
		55,444
Diversified Consumer Services - 0.0%
Frontdoor, Inc. 6.75% 8/15/26 (g)	1,255	1,285
Laureate Education, Inc. 8.25% 5/1/25 (g)	4,170	4,498
Service Corp. International 5.375% 1/15/22	505	513
		6,296
Hotels, Restaurants & Leisure - 0.3%
Aramark Services, Inc.:
5% 2/1/28 (g)	2,480	2,430
5.125% 1/15/24	4,620	4,692
Boyd Gaming Corp. 6% 8/15/26	770	776
Chukchansi Economic Development Authority 9.75% 5/30/20 (g)(h)	2,861	2,003
Eldorado Resorts, Inc. 6% 4/1/25	1,690	1,717
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	1,440	1,498
5.375% 4/15/26	735	763
Golden Nugget, Inc.:
6.75% 10/15/24 (g)	3,025	3,074
8.75% 10/1/25 (g)	1,385	1,461
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (g)	3,650	3,655
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 6.125% 12/1/24	600	618
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25	1,940	1,916
4.875% 4/1/27	1,165	1,146
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (g)	1,325	1,262
5% 6/1/24 (g)	3,275	3,267
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (g)	1,130	1,153
Merlin Entertainments PLC 5.75% 6/15/26 (g)	7,500	7,631
MGM Mirage, Inc.:
5.75% 6/15/25	5,680	5,704
6% 3/15/23	1,630	1,692
Penn National Gaming, Inc. 5.625% 1/15/27 (g)	355	342
Scientific Games Corp.:
5% 10/15/25 (g)	2,335	2,218
6.25% 9/1/20	580	577
6.625% 5/15/21	5,350	5,297
10% 12/1/22	6,840	7,234
Silversea Cruises 7.25% 2/1/25 (g)	745	809
Stars Group Holdings BV 7% 7/15/26 (g)	1,550	1,612
Studio City Co. Ltd. 5.875% 11/30/19 (g)	1,180	1,199
Studio City Finance Ltd. 8.5% 12/1/20 (g)	1,000	1,011
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (g)	1,280	1,195
Voc Escrow Ltd. 5% 2/15/28 (g)	1,265	1,219
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (g)	2,180	2,164
Wynn Macau Ltd.:
4.875% 10/1/24 (g)	1,175	1,119
5.5% 10/1/27 (g)	1,445	1,366
		73,820
Household Durables - 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	785	791
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	620	624
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.125% 7/15/23 (g)	925	922
5.75% 10/15/20	4,433	4,438
7% 7/15/24 (g)	1,160	1,179
William Lyon Homes, Inc.:
5.875% 1/31/25	1,115	1,058
7% 8/15/22	2,585	2,633
		11,645
Internet & Direct Marketing Retail - 0.1%
Netflix, Inc.:
4.375% 11/15/26	3,415	3,227
4.875% 4/15/28 (g)	1,735	1,644
5.875% 11/15/28 (g)	2,195	2,200
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (g)	3,785	3,794
6% 4/1/23	2,475	2,551
		13,416
Leisure Products - 0.0%
Mattel, Inc. 6.75% 12/31/25 (g)	5,475	5,362
Media - 0.7%
21st Century Fox America, Inc. 7.75% 12/1/45	8,012	11,801
Altice SA:
7.625% 2/15/25 (g)	4,905	4,534
7.75% 5/15/22 (g)	10,065	9,700
Altice U.S. Finance SA:
5.375% 7/15/23 (g)	2,375	2,390
7.75% 7/15/25 (g)	1,655	1,761
AMC Entertainment, Inc. 5.75% 6/15/25	1,010	980
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	15,443
Cable One, Inc. 5.75% 6/15/22 (g)	895	911
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,582
5.125% 5/1/27 (g)	6,275	5,985
5.25% 3/15/21	3,375	3,400
5.5% 5/1/26 (g)	1,035	1,022
5.75% 1/15/24	4,235	4,308
5.75% 2/15/26 (g)	5,010	5,010
5.875% 5/1/27 (g)	3,385	3,364
Cequel Communications Holdings I LLC/Cequel Capital Corp. 7.5% 4/1/28 (g)	3,610	3,763
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	7,702	7,856
4.908% 7/23/25	5,177	5,279
5.375% 5/1/47	7,968	7,432
6.484% 10/23/45	1,983	2,114
Cinemark U.S.A., Inc. 4.875% 6/1/23	1,275	1,259
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	769
7.625% 3/15/20	585	584
7.625% 3/15/20	3,205	3,217
Comcast Corp.:
3.9% 3/1/38	1,325	1,227
3.969% 11/1/47	4,281	3,875
3.999% 11/1/49	4,886	4,400
4% 3/1/48	2,423	2,189
4.6% 8/15/45	3,500	3,442
4.65% 7/15/42	3,127	3,109
CSC Holdings LLC:
5.375% 2/1/28 (g)	2,075	1,989
5.5% 4/15/27 (g)	8,830	8,598
DISH DBS Corp.:
5% 3/15/23	2,675	2,381
5.875% 7/15/22	2,655	2,549
E.W. Scripps Co. 5.125% 5/15/25 (g)	695	664
Lamar Media Corp. 5.375% 1/15/24	630	641
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (g)	3,636	3,200
NBCUniversal, Inc.:
4.45% 1/15/43	2,479	2,383
5.95% 4/1/41	1,734	2,009
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (g)(i)	6,613	6,481
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	685	665
Sirius XM Radio, Inc.:
5% 8/1/27 (g)	2,770	2,676
5.375% 4/15/25 (g)	1,490	1,512
Time Warner Cable, Inc.:
4% 9/1/21	9,654	9,729
4.5% 9/15/42	1,489	1,255
5.5% 9/1/41	2,304	2,213
6.55% 5/1/37	10,296	11,118
7.3% 7/1/38	3,823	4,442
8.25% 4/1/19	10,176	10,479
Time Warner, Inc. 2.1% 6/1/19	10,446	10,396
Viacom, Inc.:
5.875% 2/28/57 (i)	1,375	1,342
6.25% 2/28/57 (i)	1,850	1,831
Ziggo Bond Finance BV:
5.875% 1/15/25 (g)	1,120	1,046
6% 1/15/27 (g)	4,760	4,320
		216,625
Specialty Retail - 0.0%
Jaguar Land Rover PLC 4.5% 10/1/27 (g)	3,400	2,877
Lithia Motors, Inc. 5.25% 8/1/25 (g)	1,065	1,021
Sonic Automotive, Inc. 5% 5/15/23	195	184
		4,082
TOTAL CONSUMER DISCRETIONARY		386,690
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	13,888
3.3% 2/1/23	15,133	15,014
4.7% 2/1/36	14,328	14,524
4.9% 2/1/46	9,290	9,441
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	7,024	6,892
		59,759
Food & Staples Retailing - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25	2,275	2,059
6.625% 6/15/24	870	840
Albertsons, Inc.:
6.625% 6/1/28	2,130	1,613
7.45% 8/1/29	195	164
C&S Group Enterprises LLC 5.375% 7/15/22 (g)	1,445	1,427
Cumberland Farms, Inc. 6.75% 5/1/25 (g)	670	683
ESAL GmbH 6.25% 2/5/23 (g)	3,315	3,203
Performance Food Group, Inc. 5.5% 6/1/24 (g)	1,050	1,034
Rite Aid Corp.:
6.875% 12/15/28 (g)(i)	3,505	2,454
7.7% 2/15/27	3,085	2,406
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (g)(h)	2,955	1,714
		17,597
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	6,065	5,325
5.15% 3/15/34	3,065	2,889
5.375% 3/15/44	2,305	2,103
Darling International, Inc. 5.375% 1/15/22	745	754
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (g)	6,370	6,020
5.875% 7/15/24 (g)	1,500	1,444
6.75% 2/15/28 (g)	3,150	3,024
Pilgrim's Pride Corp.:
5.75% 3/15/25 (g)	525	508
5.875% 9/30/27 (g)	935	888
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24	880	924
Post Holdings, Inc.:
5.5% 3/1/25 (g)	2,160	2,155
5.75% 3/1/27 (g)	4,110	4,059
		30,093
Personal Products - 0.0%
Coty, Inc. 6.5% 4/15/26 (g)	2,195	2,065
Prestige Brands, Inc. 6.375% 3/1/24 (g)	1,370	1,382
		3,447
Tobacco - 0.2%
Altria Group, Inc.:
2.625% 1/14/20	4,950	4,929
4% 1/31/24	3,123	3,190
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (g)	6,420	6,404
4.25% 7/21/25 (g)	6,420	6,388
Reynolds American, Inc.:
3.25% 6/12/20	1,273	1,271
4% 6/12/22	4,375	4,428
4.45% 6/12/25	3,173	3,216
4.85% 9/15/23	7,000	7,300
5.7% 8/15/35	1,646	1,776
5.85% 8/15/45	5,525	6,022
7.25% 6/15/37	6,101	7,656
Vector Group Ltd. 6.125% 2/1/25 (g)	4,285	4,103
		56,683
TOTAL CONSUMER STAPLES		167,579
ENERGY - 2.0%
Energy Equipment & Services - 0.2%
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	5,995
6.5% 4/1/20	2,937	3,085
Ensco PLC:
4.5% 10/1/24	3,510	2,913
5.2% 3/15/25	660	552
7.75% 2/1/26	1,600	1,528
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21	7,640	7,621
6% 10/1/22	930	928
FTS International, Inc. 6.25% 5/1/22	1,205	1,182
Halliburton Co.:
3.8% 11/15/25	3,469	3,462
4.85% 11/15/35	3,029	3,170
Jonah Energy LLC 7.25% 10/15/25 (g)	2,740	2,137
Noble Holding International Ltd.:
6.05% 3/1/41	80	58
6.2% 8/1/40	2,270	1,680
7.75% 1/15/24	3,517	3,438
7.875% 2/1/26 (g)	1,405	1,440
7.95% 4/1/25 (i)	2,995	2,845
Pacific Drilling V Ltd. 7.25% 12/1/17 (g)(h)	6,780	3,356
Pride International, Inc. 7.875% 8/15/40	2,554	2,382
SESI LLC 7.75% 9/15/24	985	1,019
Summit Midstream Holdings LLC 5.75% 4/15/25	1,290	1,245
Transocean Guardian Ltd. 5.875% 1/15/24 (g)	2,075	2,085
Transocean Pontus Ltd. 6.125% 8/1/25 (g)	1,290	1,316
Weatherford International, Inc. 9.875% 3/1/25 (g)	5,745	5,386
		58,823
Oil, Gas & Consumable Fuels - 1.8%
Alpha Natural Resources, Inc. 9.75% 4/15/18 (a)(h)	1,099	0
Amerada Hess Corp. 7.875% 10/1/29	2,989	3,639
Anadarko Finance Co. 7.5% 5/1/31	5,758	7,208
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,942	9,220
5.55% 3/15/26	4,888	5,253
6.6% 3/15/46	6,640	7,991
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24	785	791
Antero Resources Corp. 5.625% 6/1/23 (Reg. S)	1,835	1,888
Antero Resources Finance Corp. 5.375% 11/1/21	1,790	1,819
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (g)	5,000	5,100
California Resources Corp. 8% 12/15/22 (g)	11,030	9,886
Callon Petroleum Co. 6.125% 10/1/24	730	746
Canadian Natural Resources Ltd. 5.85% 2/1/35	3,450	3,882
Cenovus Energy, Inc. 4.25% 4/15/27	6,485	6,264
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27	3,590	3,653
5.875% 3/31/25	2,210	2,348
Chesapeake Energy Corp.:
3 month U.S. LIBOR + 3.250% 5.5892% 4/15/19 (i)(j)	2,150	2,150
4.875% 4/15/22	5,325	5,139
5.75% 3/15/23	1,800	1,746
8% 12/15/22 (g)	1,994	2,096
8% 1/15/25	6,830	6,975
8% 6/15/27	8,085	8,186
Citgo Holding, Inc. 10.75% 2/15/20 (g)	2,315	2,471
Columbia Pipeline Group, Inc.:
3.3% 6/1/20	5,938	5,920
4.5% 6/1/25	1,813	1,831
Comstock Escrow Corp. 9.75% 8/15/26 (g)	1,585	1,547
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.0906% 6/15/22 (g)(i)(j)	3,895	3,896
6.5% 5/15/26 (g)	3,655	3,682
6.875% 6/15/25 (g)	4,640	4,787
Covey Park Energy LLC 7.5% 5/15/25 (g)	670	683
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23	1,150	1,186
DCP Midstream LLC:
4.75% 9/30/21 (g)	5,634	5,719
5.35% 3/15/20 (g)	5,174	5,290
5.85% 5/21/43 (g)(i)	5,735	5,276
DCP Midstream Operating LP:
2.7% 4/1/19	4,139	4,113
3.875% 3/15/23	2,327	2,269
4.95% 4/1/22	1,048	1,064
5.375% 7/15/25	1,675	1,717
5.6% 4/1/44	1,686	1,619
Denbury Resources, Inc.:
4.625% 7/15/23	4,810	4,137
5.5% 5/1/22	2,000	1,805
6.375% 8/15/21	610	585
7.5% 2/15/24 (g)	2,195	2,231
Duke Energy Field Services 6.45% 11/3/36 (g)	3,753	3,950
Empresa Nacional de Petroleo 4.375% 10/30/24 (g)	4,545	4,561
Enable Midstream Partners LP:
2.4% 5/15/19 (i)	1,656	1,648
3.9% 5/15/24 (i)	1,746	1,688
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,698
4.375% 10/15/20	4,351	4,413
Enbridge, Inc.:
4.25% 12/1/26	2,391	2,402
5.5% 12/1/46	2,759	3,094
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (g)	665	663
5.75% 1/30/28 (g)	670	668
Energy Transfer Partners LP:
4.2% 9/15/23	1,460	1,477
4.95% 6/15/28	4,982	5,083
5.8% 6/15/38	2,778	2,872
6% 6/15/48	1,809	1,920
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (g)	4,865	4,974
8% 11/29/24 (g)	990	992
Hess Infrastructure Partners LP 5.625% 2/15/26 (g)	1,990	2,005
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75% 10/1/25 (g)	6,625	6,575
Indigo Natural Resources LLC 6.875% 2/15/26 (g)	1,660	1,602
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	7,202	7,100
3.5% 3/1/21	2,994	3,000
6.55% 9/15/40	674	760
Kinder Morgan, Inc. 5% 2/15/21 (g)	3,749	3,882
Magnolia Oil & Gas Operating LLC 6% 8/1/26 (g)	1,480	1,484
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,299
MEG Energy Corp.:
6.375% 1/30/23 (g)	1,565	1,420
7% 3/31/24 (g)	3,830	3,481
MPLX LP:
4.5% 7/15/23	2,476	2,546
4.875% 12/1/24	3,335	3,463
Nakilat, Inc. 6.067% 12/31/33 (g)	1,839	2,009
Nexen, Inc. 6.2% 7/30/19	1,865	1,915
Oasis Petroleum, Inc. 6.875% 3/15/22	563	574
Parsley Energy LLC/Parsley:
5.375% 1/15/25 (g)	2,595	2,614
5.625% 10/15/27 (g)	780	790
6.25% 6/1/24 (g)	4,225	4,405
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23	1,475	1,541
7.25% 6/15/25	1,820	1,920
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	2,785	2,844
Peabody Securities Finance Corp.:
6% 3/31/22 (g)	545	547
6.375% 3/31/25 (g)	680	689
Petrobras Global Finance BV:
4.375% 5/20/23	3,648	3,425
7.25% 3/17/44	28,868	26,443
Petroleos Mexicanos:
3.5% 1/30/23	4,530	4,269
4.5% 1/23/26	6,398	5,918
4.625% 9/21/23	10,200	10,025
4.875% 1/24/22	2,315	2,328
4.875% 1/18/24	5,974	5,855
5.375% 3/13/22	3,625	3,705
5.5% 1/21/21	12,842	13,202
5.5% 6/27/44	7,252	5,995
5.625% 1/23/46	6,203	5,111
6% 3/5/20	2,593	2,681
6.375% 1/23/45	13,324	11,937
6.5% 3/13/27	5,590	5,659
6.5% 6/2/41	7,783	7,127
6.75% 9/21/47	20,424	18,906
6.875% 8/4/26	12,000	12,420
8% 5/3/19	2,772	2,848
Phillips 66 Co. 4.3% 4/1/22	5,338	5,494
Phillips 66 Partners LP 2.646% 2/15/20	527	521
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	629
Sabine Pass Liquefaction LLC 5.875% 6/30/26	3,780	4,087
SemGroup Corp. 7.25% 3/15/26	2,140	2,129
Shell International Finance BV 4.375% 5/11/45	6,392	6,588
SM Energy Co.:
5% 1/15/24	1,585	1,537
5.625% 6/1/25	1,670	1,653
6.625% 1/15/27	1,145	1,181
6.75% 9/15/26	805	834
Southeast Supply Header LLC 4.25% 6/15/24 (g)	4,893	4,916
Southwestern Energy Co.:
6.2% 1/23/25 (i)	3,470	3,474
7.5% 4/1/26	1,470	1,540
7.75% 10/1/27	1,090	1,153
SRC Energy, Inc. 6.25% 12/1/25	825	800
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23 (g)	1,630	1,608
5.5% 2/15/26 (g)	1,385	1,326
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.375% 2/1/27	1,025	1,020
5.875% 4/15/26 (g)	1,095	1,122
6.75% 3/15/24	7,000	7,350
Teekay Corp. 8.5% 1/15/20	5,705	5,883
Teine Energy Ltd. 6.875% 9/30/22 (g)	2,994	3,009
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24	1,185	1,256
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	4,106
4.55% 6/24/24	19,902	20,313
Ultra Resources, Inc.:
6.875% 4/15/22 (g)	1,300	634
7.125% 4/15/25 (g)	1,115	493
Western Gas Partners LP:
4.65% 7/1/26	1,642	1,644
4.75% 8/15/28	1,458	1,451
5.375% 6/1/21	16,313	16,904
Whiting Petroleum Corp. 6.625% 1/15/26	1,005	1,045
Williams Partners LP:
3.6% 3/15/22	5,146	5,134
3.9% 1/15/25	1,767	1,748
4% 11/15/21	2,349	2,379
4.3% 3/4/24	4,038	4,086
4.5% 11/15/23	2,564	2,624
WPX Energy, Inc. 8.25% 8/1/23	1,070	1,214
		536,115
TOTAL ENERGY		594,938
FINANCIALS - 4.2%
Banks - 2.0%
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (g)	21,750	21,764
5.5% 7/12/20 (g)	16,673	17,132
5.75% 9/26/23 (g)	5,082	5,149
6.5% 6/10/19 (g)	1,763	1,797
Bank of America Corp.:
3.004% 12/20/23 (i)	57,008	55,498
3.419% 12/20/28 (i)	8,042	7,578
3.5% 4/19/26	7,374	7,178
3.705% 4/24/28 (i)	7,919	7,656
3.864% 7/23/24 (i)	37,687	37,860
3.95% 4/21/25	5,678	5,586
4.2% 8/26/24	9,221	9,264
4.25% 10/22/26	5,465	5,426
Barclays PLC:
2.75% 11/8/19	4,598	4,574
4.375% 1/12/26	8,817	8,612
BB&T Corp. 3.95% 3/22/22	1,495	1,520
CIT Group, Inc.:
4.125% 3/9/21	1,570	1,576
5.25% 3/7/25	1,310	1,332
Citigroup, Inc.:
2.4% 2/18/20	4,295	4,255
2.5% 7/29/19	32,442	32,371
2.7% 10/27/22	32,987	31,870
3.142% 1/24/23 (i)	5,705	5,623
4.05% 7/30/22	14,700	14,859
4.3% 11/20/26	14,141	13,944
5.5% 9/13/25	10,624	11,316
Citizens Bank NA 2.55% 5/13/21	2,268	2,214
Citizens Financial Group, Inc. 4.15% 9/28/22 (g)	6,650	6,662
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,371
3.75% 3/26/25	6,420	6,233
3.8% 9/15/22	9,940	9,943
3.8% 6/9/23	12,454	12,376
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,234
Discover Bank 7% 4/15/20	3,075	3,233
Fifth Third Bancorp 3.5% 3/15/22	529	530
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,908
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,759
Huntington National Bank 2.2% 4/1/19	2,700	2,693
Intesa Sanpaolo SpA:
5.017% 6/26/24 (g)	5,678	5,138
5.71% 1/15/26 (g)	13,492	12,242
JPMorgan Chase & Co.:
2.95% 10/1/26	8,946	8,372
3.875% 9/10/24	12,321	12,241
4.125% 12/15/26	49,975	49,892
KeyCorp. 5.1% 3/24/21	519	542
Rabobank Nederland 4.375% 8/4/25	9,821	9,790
Regions Bank 6.45% 6/26/37	10,147	12,034
Regions Financial Corp. 3.2% 2/8/21	4,117	4,101
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	45,209	45,347
6% 12/19/23	14,202	14,808
6.1% 6/10/23	7,367	7,694
6.125% 12/15/22	35,362	37,090
SunTrust Banks, Inc. 2.35% 11/1/18	2,500	2,500
Synchrony Bank 3% 6/15/22	5,296	5,098
		597,785
Capital Markets - 1.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,721	7,515
4.25% 2/15/24	2,760	2,810
Deutsche Bank AG 4.5% 4/1/25	14,192	13,272
Deutsche Bank AG New York Branch:
3.15% 1/22/21	6,215	6,073
3.3% 11/16/22	13,520	12,849
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (i)	95,103	93,001
3.2% 2/23/23	1,300	1,277
3.691% 6/5/28 (i)	19,000	18,121
3.75% 2/25/26	15,000	14,684
6.75% 10/1/37	2,771	3,344
Lazard Group LLC 4.25% 11/14/20	4,447	4,528
Moody's Corp.:
3.25% 1/15/28	2,803	2,659
4.875% 2/15/24	2,632	2,766
Morgan Stanley:
3.125% 1/23/23	39,834	39,147
3.7% 10/23/24	10,237	10,148
3.737% 4/24/24 (i)	30,000	29,882
4.875% 11/1/22	7,232	7,533
5% 11/24/25	9,932	10,325
5.625% 9/23/19	453	466
MSCI, Inc. 5.75% 8/15/25 (g)	870	909
Peachtree Corners Funding Trust 3.976% 2/15/25 (g)	7,000	6,926
Thomson Reuters Corp. 3.85% 9/29/24	4,335	4,283
UBS AG Stamford Branch 2.375% 8/14/19	10,750	10,708
UBS Group Funding Ltd. 4.125% 9/24/25 (g)	7,279	7,306
		310,532
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.5% 5/26/22	2,254	2,219
4.125% 7/3/23	5,160	5,149
Ally Financial, Inc.:
5.75% 11/20/25	4,715	4,886
8% 12/31/18	11,545	11,733
8% 11/1/31	6,130	7,494
8% 11/1/31	15,256	18,650
Capital One Financial Corp. 3.8% 1/31/28	5,544	5,276
Discover Financial Services:
3.85% 11/21/22	1,983	1,976
3.95% 11/6/24	15,000	14,701
5.2% 4/27/22	2,146	2,231
Ford Motor Credit Co. LLC:
2.375% 3/12/19	17,400	17,334
2.875% 10/1/18	8,500	8,503
5.875% 8/2/21	10,438	10,902
Hyundai Capital America 2.55% 2/6/19 (g)	5,366	5,357
Navient Corp.:
5.875% 10/25/24	4,930	4,770
6.75% 6/15/26	1,910	1,866
SLM Corp.:
4.875% 6/17/19	3,955	3,982
5.5% 1/15/19	2,150	2,167
6.125% 3/25/24	3,255	3,231
8% 3/25/20	5,930	6,287
Springleaf Financial Corp. 7.125% 3/15/26	4,515	4,510
Synchrony Financial:
3% 8/15/19	1,910	1,907
3.75% 8/15/21	7,084	7,068
3.95% 12/1/27	6,650	6,059
4.25% 8/15/24	2,903	2,815
		161,073
Diversified Financial Services - 0.2%
Avolon Holdings Funding Ltd. 5.5% 1/15/23 (g)	165	170
AXA Equitable Holdings, Inc. 3.9% 4/20/23 (g)	1,279	1,275
Brixmor Operating Partnership LP:
3.25% 9/15/23	8,309	7,991
3.875% 8/15/22	3,136	3,131
4.125% 6/15/26	2,949	2,880
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (g)	2,400	2,022
CRC Escrow Issuer LLC/CRC Finance LLC 5.25% 10/15/25 (g)	9,945	9,510
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (g)	555	554
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (g)	1,110	1,165
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% 2/1/22	2,725	2,771
6% 8/1/20	2,230	2,268
6.25% 2/1/22	2,915	2,995
6.375% 12/15/25	4,115	4,166
6.75% 2/1/24	1,565	1,616
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25(g)	1,150	1,183
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (g)	620	613
5.5% 2/15/24 (g)	610	627
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (g)	615	575
6.875% 2/15/23 (g)	515	497
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (g)	5,165	5,669
Voya Financial, Inc. 3.125% 7/15/24	3,320	3,158
		54,836
Insurance - 0.4%
Acrisure LLC / Acrisure Finance, Inc. 7% 11/15/25 (g)	2,320	2,227
AIA Group Ltd. 2.25% 3/11/19 (g)	1,203	1,198
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (g)	3,665	3,802
American International Group, Inc.:
3.3% 3/1/21	3,455	3,453
3.75% 7/10/25	11,144	10,902
4.875% 6/1/22	10,692	11,203
AmWINS Group, Inc. 7.75% 7/1/26 (g)	2,090	2,202
Aon Corp. 5% 9/30/20	107	111
Centene Escrow Corp. 5.375% 6/1/26 (g)	3,715	3,835
HUB International Ltd. 7% 5/1/26 (g)	1,395	1,386
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (g)	2,655	2,700
5% 6/1/21 (g)	6,063	6,273
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,565
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (g)	7,265	6,995
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (g)	3,585	4,493
Pacific LifeCorp 5.125% 1/30/43 (g)	6,960	7,469
Prudential Financial, Inc.:
4.5% 11/16/21	1,461	1,512
7.375% 6/15/19	1,880	1,946
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (g)	6,853	7,379
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (g)	1,569	1,567
4.125% 11/1/24 (g)	2,275	2,266
Unum Group:
3.875% 11/5/25	6,934	6,760
5.625% 9/15/20	2,879	2,996
5.75% 8/15/42	10,079	10,750
USIS Merger Sub, Inc. 6.875% 5/1/25 (g)	2,030	2,020
		109,010
TOTAL FINANCIALS		1,233,236
HEALTH CARE - 0.9%
Biotechnology - 0.0%
AbbVie, Inc. 3.6% 5/14/25	6,397	6,244
Health Care Equipment & Supplies - 0.0%
Hologic, Inc.:
4.375% 10/15/25 (g)	1,505	1,449
4.625% 2/1/28 (g)	505	473
		1,922
Health Care Providers & Services - 0.6%
Community Health Systems, Inc.:
5.125% 8/1/21	2,120	2,046
6.25% 3/31/23	13,660	12,977
8.625% 1/15/24 (g)	3,670	3,826
CVS Health Corp.:
3.7% 3/9/23	3,400	3,391
3.875% 7/20/25	5,311	5,244
4.1% 3/25/25	14,035	14,051
4.3% 3/25/28	16,299	16,176
4.78% 3/25/38	7,256	7,218
5.05% 3/25/48	10,668	10,811
DaVita HealthCare Partners, Inc.:
5% 5/1/25	810	767
5.125% 7/15/24	550	530
Elanco Animal Health, Inc.:
3.912% 8/27/21 (g)	1,267	1,271
4.272% 8/28/23 (g)	4,000	4,017
4.9% 8/28/28 (g)	1,685	1,698
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,626
4.25% 10/15/19	3,850	3,893
4.75% 5/1/23	305	310
5.375% 2/1/25	6,835	6,913
5.375% 9/1/26	1,560	1,564
5.625% 9/1/28	1,905	1,910
5.875% 3/15/22	365	388
5.875% 5/1/23	2,555	2,683
5.875% 2/15/26	5,470	5,655
6.5% 2/15/20	13,898	14,426
HealthSouth Corp.:
5.75% 11/1/24	4,285	4,339
5.75% 9/15/25	3,965	3,995
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,778
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (g)(i)	2,925	3,020
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	637
Tenet Healthcare Corp.:
5.125% 5/1/25	5,585	5,550
6.75% 6/15/23	13,530	13,530
8.125% 4/1/22	5,010	5,292
Vizient, Inc. 10.375% 3/1/24 (g)	2,055	2,245
Wellcare Health Plans, Inc.:
5.25% 4/1/25	1,405	1,437
5.375% 8/15/26 (g)	945	973
West Street Merger Sub, Inc. 6.375% 9/1/25 (g)	2,950	2,891
		179,078
Health Care Technology - 0.0%
IMS Health, Inc. 5% 10/15/26 (g)	1,070	1,057
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. 5.5% 4/1/26 (g)	1,030	1,045
Pharmaceuticals - 0.3%
Actavis Funding SCS:
3% 3/12/20	5,472	5,457
3.45% 3/15/22	12,768	12,670
Catalent Pharma Solutions 4.875% 1/15/26 (g)	530	505
HLF Financing Sarl LLC / Herbalife International, Inc. 7.25% 8/15/26 (g)	470	477
Mylan NV:
2.5% 6/7/19	3,008	2,994
3.15% 6/15/21	7,274	7,166
3.95% 6/15/26	3,535	3,352
NVA Holdings, Inc. 6.875% 4/1/26 (g)	775	770
Perrigo Finance PLC 3.5% 12/15/21	569	564
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21	5,133	4,800
2.8% 7/21/23	2,399	2,123
Valeant Pharmaceuticals International, Inc.:
5.5% 3/1/23 (g)	3,325	3,134
5.5% 11/1/25 (g)	2,295	2,289
5.875% 5/15/23 (g)	14,330	13,699
6.125% 4/15/25 (g)	7,740	7,198
7% 3/15/24 (g)	2,965	3,128
7.5% 7/15/21 (g)	4,035	4,099
8.5% 1/31/27 (g)	1,455	1,495
9.25% 4/1/26 (g)	4,790	5,081
		81,001
TOTAL HEALTH CARE		270,347
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (g)	3,650	3,741
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (g)	520	521
Bombardier, Inc. 7.5% 12/1/24 (g)	1,530	1,610
BWX Technologies, Inc. 5.375% 7/15/26 (g)	1,010	1,020
DAE Funding LLC:
4.5% 8/1/22 (g)	1,210	1,192
5% 8/1/24 (g)	1,665	1,636
TransDigm UK Holdings PLC 6.875% 5/15/26 (g)	1,460	1,498
		11,218
Airlines - 0.0%
Continental Airlines, Inc. pass-thru trust certificates:
8.388% 11/1/20	0	0
9.798% 4/1/21	950	998
U.S. Airways pass-thru trust certificates 8.36% 1/20/19	41	41
		1,039
Building Products - 0.1%
American Woodmark Corp. 4.875% 3/15/26 (g)	5,665	5,453
Builders FirstSource, Inc. 5.625% 9/1/24 (g)	3,265	3,171
HD Supply, Inc. 5.75% 4/15/24 (g)(k)	3,090	3,248
HMAN Finance Sub Corp. 6.375% 7/15/22 (g)	510	485
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (g)	1,195	1,183
6.125% 4/1/25 (g)	835	822
		14,362
Commercial Services & Supplies - 0.1%
APX Group, Inc.:
7.625% 9/1/23	5,055	4,556
7.875% 12/1/22	3,170	3,237
8.75% 12/1/20	15,390	15,390
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (g)	3,740	3,843
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (g)	655	629
Covanta Holding Corp. 5.875% 3/1/24	2,865	2,886
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (g)	1,180	1,177
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (g)	545	540
Tervita Escrow Corp. 7.625% 12/1/21 (g)	650	674
		32,932
Electrical Equipment - 0.0%
Vertiv Group Corp. 9.25% 10/15/24 (g)	910	935
Machinery - 0.0%
Apergy Corp. 6.375% 5/1/26 (g)	515	527
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,468
U.S.A. Compression Partners LP 6.875% 4/1/26 (g)	520	536
		2,531
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	3,825	3,290
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (g)	4,775	3,963
11.25% 8/15/22 (g)	2,475	2,351
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	1,380	1,308
		10,912
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,468
Road & Rail - 0.0%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (g)	1,245	1,214
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/20	10,000	9,864
2.625% 9/4/18	6,100	6,100
3% 9/15/23	1,146	1,093
3.375% 6/1/21	3,689	3,667
3.75% 2/1/22	6,505	6,524
3.875% 4/1/21	4,155	4,183
4.25% 9/15/24	4,566	4,578
4.75% 3/1/20	4,617	4,709
Avantor, Inc. 6% 10/1/24 (g)	4,480	4,547
FLY Leasing Ltd. 5.25% 10/15/24	1,260	1,203
International Lease Finance Corp. 7.125% 9/1/18 (g)	5,560	5,560
		52,028
TOTAL INDUSTRIALS		129,639
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,537
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	716
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (g)	13,573	13,618
5.875% 6/15/21 (g)	1,790	1,842
7.125% 6/15/24 (g)	1,740	1,860
Sanmina Corp. 4.375% 6/1/19 (g)	1,295	1,301
TTM Technologies, Inc. 5.625% 10/1/25 (g)	540	537
Tyco Electronics Group SA 2.375% 12/17/18	1,087	1,086
		20,960
Internet Software & Services - 0.0%
Balboa Merger Sub, Inc. 11.375% 12/1/21 (g)	9,335	9,988
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24	1,110	1,124
5.375% 3/15/27	920	925
Match Group, Inc. 5% 12/15/27 (g)	1,235	1,213
		13,250
IT Services - 0.0%
Banff Merger Sub, Inc. 9.75% 9/1/26 (g)	4,720	4,732
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 4.625% 2/10/26 (g)	1,735	1,672
Micron Technology, Inc. 5.5% 2/1/25	1,170	1,211
Qorvo, Inc. 5.5% 7/15/26 (g)	6,700	6,734
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (g)	2,675	2,812
		12,429
Software - 0.1%
CDK Global, Inc. 5.875% 6/15/26	535	549
Ensemble S Merger Sub, Inc. 9% 9/30/23 (g)	4,530	4,723
Open Text Corp. 5.875% 6/1/26 (g)	3,700	3,820
Parametric Technology Corp. 6% 5/15/24	585	614
Veritas U.S., Inc./Veritas Bermuda Ltd. 10.5% 2/1/24 (g)	4,590	3,947
		13,653
TOTAL INFORMATION TECHNOLOGY		70,561
MATERIALS - 0.4%
Chemicals - 0.1%
LSB Industries, Inc. 9.625% 5/1/23 (g)	835	872
Momentive Performance Materials, Inc. 3.88% 10/24/21	4,960	5,295
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (a)(h)	3,680	0
NOVA Chemicals Corp.:
4.875% 6/1/24 (g)	1,835	1,794
5.25% 6/1/27 (g)	1,860	1,767
OCI NV 6.625% 4/15/23 (g)	5,210	5,392
Olin Corp. 5% 2/1/30	1,215	1,160
Platform Specialty Products Corp.:
5.875% 12/1/25 (g)	1,610	1,598
6.5% 2/1/22 (g)	4,355	4,453
The Chemours Co. LLC:
5.375% 5/15/27	715	702
6.625% 5/15/23	652	683
7% 5/15/25	825	881
TPC Group, Inc. 8.75% 12/15/20 (g)	7,895	7,895
Tronox Finance PLC 5.75% 10/1/25 (g)	735	707
Tronox, Inc. 6.5% 4/15/26 (g)	2,925	2,867
		36,066
Construction Materials - 0.0%
BMC East LLC 5.5% 10/1/24 (g)	1,380	1,342
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 2/15/25 (g)	3,030	2,962
7.25% 5/15/24 (g)	3,410	3,585
Berry Global, Inc. 4.5% 2/15/26 (g)	3,580	3,356
Crown Americas LLC / Crown Americas Capital Corp. IV 4.75% 2/1/26 (g)	4,315	4,142
Crown Americas LLC/Crown Americas Capital Corp. V 4.25% 9/30/26	970	890
Flex Acquisition Co., Inc. 6.875% 1/15/25 (g)	810	780
Plastipak Holdings, Inc. 6.25% 10/15/25 (g)	465	428
		16,143
Metals & Mining - 0.2%
Alcoa Nederland Holding BV 6.125% 5/15/28 (g)	425	439
ArcelorMittal SA:
6.75% 3/1/41 (i)	52	59
7% 10/15/39 (i)	2,429	2,832
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (g)(i)	2,727	2,864
6.75% 10/19/75 (g)(i)	6,773	7,433
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (g)	1,270	1,330
Constellium NV 5.875% 2/15/26 (g)	650	637
Corporacion Nacional del Cobre de Chile (Codelco):
3.625% 8/1/27 (g)	1,966	1,872
4.5% 8/13/23 (Reg. S)	8,600	8,796
4.5% 8/1/47 (g)	1,995	1,939
First Quantum Minerals Ltd.:
6.5% 3/1/24 (g)	1,605	1,509
6.875% 3/1/26 (g)	1,605	1,495
7.25% 4/1/23 (g)	1,705	1,667
7.5% 4/1/25 (g)	3,525	3,393
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (g)	1,140	1,119
5.125% 3/15/23 (g)	1,530	1,496
Freeport-McMoRan, Inc. 6.875% 2/15/23	6,818	7,278
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (g)	1,085	1,196
Murray Energy Corp. 11.25% 4/15/21 (g)	1,000	710
Novelis Corp. 5.875% 9/30/26 (g)	2,150	2,094
		50,158
TOTAL MATERIALS		103,709
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,140
4.6% 4/1/22	2,000	2,064
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,578
American Tower Corp. 2.8% 6/1/20	6,000	5,951
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,469
Camden Property Trust 2.95% 12/15/22	2,154	2,103
CommonWealth REIT 5.875% 9/15/20	991	1,020
Corporate Office Properties LP:
3.6% 5/15/23	5,166	5,037
3.7% 6/15/21	3,614	3,585
5% 7/1/25	4,043	4,151
5.25% 2/15/24	3,576	3,712
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	2,585	2,520
DDR Corp.:
3.625% 2/1/25	3,112	2,979
4.25% 2/1/26	2,564	2,531
4.625% 7/15/22	3,877	3,986
Duke Realty LP:
3.25% 6/30/26	1,061	1,001
3.625% 4/15/23	2,844	2,830
3.75% 12/1/24	2,012	1,994
3.875% 10/15/22	4,799	4,865
4.375% 6/15/22	3,202	3,298
Equinix, Inc. 5.375% 5/15/27	1,410	1,435
Equity One, Inc. 3.75% 11/15/22	7,300	7,291
HCP, Inc.:
3.4% 2/1/25	8,000	7,642
3.875% 8/15/24	11,000	10,822
Health Care REIT, Inc.:
4% 6/1/25	4,568	4,530
4.125% 4/1/19	11,300	11,347
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,885
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27	3,610	3,538
5.25% 8/1/26	2,206	2,206
6.375% 3/1/24	1,545	1,629
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	8,734	8,731
4.5% 1/15/25	3,358	3,324
4.5% 4/1/27	21,587	20,952
4.75% 1/15/28	7,767	7,646
4.95% 4/1/24	1,785	1,824
5.25% 1/15/26	7,807	7,982
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,185
5% 12/15/23	980	986
Ventas Realty LP:
3.125% 6/15/23	1,874	1,824
3.5% 2/1/25	2,295	2,214
4% 3/1/28	2,728	2,670
4.125% 1/15/26	2,088	2,074
4.375% 2/1/45	1,098	1,022
WP Carey, Inc. 4% 2/1/25	7,547	7,415
		180,988
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,907	7,888
3.95% 11/15/27	5,258	5,030
4.1% 10/1/24	5,444	5,392
4.55% 10/1/29	5,773	5,696
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,829
3.95% 7/1/22	4,464	4,517
4.75% 10/1/25	4,899	5,074
5.25% 3/15/21	2,876	2,988
Howard Hughes Corp. 5.375% 3/15/25 (g)	3,040	3,002
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	788
Liberty Property LP:
3.25% 10/1/26	2,723	2,555
3.375% 6/15/23	2,951	2,903
4.125% 6/15/22	2,746	2,802
4.75% 10/1/20	6,595	6,757
Mack-Cali Realty LP:
3.15% 5/15/23	6,708	5,937
4.5% 4/18/22	1,689	1,649
Mattamy Group Corp. 6.875% 12/15/23 (g)	660	672
Mid-America Apartments LP 4% 11/15/25	1,682	1,675
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,182
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (g)	1,760	1,769
Tanger Properties LP:
3.125% 9/1/26	3,612	3,279
3.75% 12/1/24	3,781	3,661
3.875% 12/1/23	2,341	2,297
3.875% 7/15/27	9,215	8,724
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	495
		93,561
TOTAL REAL ESTATE		274,549
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
Altice Financing SA:
6.625% 2/15/23 (g)	2,620	2,636
7.5% 5/15/26 (g)	3,625	3,462
Altice Finco SA:
7.625% 2/15/25 (g)	4,785	4,211
8.125% 1/15/24 (g)	574	578
AT&T, Inc.:
2.45% 6/30/20	4,383	4,325
3.6% 2/17/23	9,124	9,079
4.45% 4/1/24	590	604
4.5% 3/9/48	17,000	14,676
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	82
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (g)	1,715	1,702
CenturyLink, Inc. 6.15% 9/15/19	3,331	3,406
Frontier Communications Corp.:
8.5% 4/1/26 (g)	3,620	3,406
11% 9/15/25	5,870	4,491
GCI, Inc. 6.875% 4/15/25	1,350	1,396
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,305
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,131
6.125% 1/15/21	1,405	1,413
SFR Group SA:
6.25% 5/15/24 (g)	660	652
7.375% 5/1/26 (g)	4,650	4,569
8.125% 2/1/27 (g)	4,145	4,207
Sprint Capital Corp.:
6.875% 11/15/28	3,440	3,414
6.9% 5/1/19	3,975	4,064
8.75% 3/15/32	4,680	5,171
Verizon Communications, Inc.:
2.625% 2/21/20	4,697	4,683
3.85% 11/1/42	1,470	1,264
4.522% 9/15/48	2,247	2,109
4.862% 8/21/46	4,188	4,139
5.012% 4/15/49	6,100	6,118
5.012% 8/21/54	19,396	18,892
		118,185
Wireless Telecommunication Services - 0.2%
Intelsat Jackson Holdings SA 8% 2/15/24 (g)	5,660	5,957
Neptune Finco Corp.:
10.125% 1/15/23 (g)	4,920	5,387
10.875% 10/15/25 (g)	3,767	4,384
Sprint Communications, Inc.:
6% 11/15/22	9,820	9,940
9% 11/15/18 (g)	6,595	6,669
Sprint Corp.:
7.125% 6/15/24	3,105	3,221
7.625% 2/15/25	775	822
7.625% 3/1/26	1,220	1,281
7.875% 9/15/23	4,515	4,859
T-Mobile U.S.A., Inc. 6% 3/1/23	2,590	2,666
		45,186
TOTAL TELECOMMUNICATION SERVICES		163,371
UTILITIES - 0.7%
Electric Utilities - 0.4%
Cleco Corporate Holdings LLC 3.743% 5/1/26	2,557	2,426
Drax Finco PLC 6.625% 11/1/25 (g)	1,335	1,358
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (g)	3,934	4,161
6.4% 9/15/20 (g)	10,769	11,327
FirstEnergy Corp.:
4.25% 3/15/23	23,348	23,810
7.375% 11/15/31	16,161	20,945
FirstEnergy Solutions Corp. 6.05% 8/15/21 (h)	9,830	6,095
InterGen NV 7% 6/30/23 (g)	14,775	14,672
IPALCO Enterprises, Inc.:
3.45% 7/15/20	10,457	10,382
3.7% 9/1/24	2,490	2,407
LG&E and KU Energy LLC 3.75% 11/15/20	745	751
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (g)	3,993	4,388
NV Energy, Inc. 6.25% 11/15/20	1,666	1,767
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,083
Vistra Operations Co. LLC 5.5% 9/1/26 (g)	2,025	2,061
		108,633
Gas Utilities - 0.0%
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,795
Independent Power and Renewable Electricity Producers - 0.2%
Calpine Corp.:
5.375% 1/15/23	1,475	1,401
5.75% 1/15/25	635	576
6% 1/15/22 (g)	1,115	1,135
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	11,860	12,838
Dynegy, Inc.:
5.875% 6/1/23	1,745	1,795
7.625% 11/1/24	7,785	8,369
Emera U.S. Finance LP:
2.15% 6/15/19	1,742	1,729
2.7% 6/15/21	1,715	1,673
3.55% 6/15/26	2,743	2,607
NextEra Energy Partners LP:
4.25% 9/15/24 (g)	1,070	1,043
4.5% 9/15/27 (g)	745	708
NRG Energy, Inc.:
5.75% 1/15/28 (g)	7,555	7,631
6.625% 1/15/27	4,390	4,593
Pattern Energy Group, Inc. 5.875% 2/1/24 (g)	855	861
Talen Energy Supply LLC:
6.5% 6/1/25	3,405	2,537
10.5% 1/15/26 (g)	5,700	4,995
TerraForm Global, Inc. 6.125% 3/1/26 (g)	2,450	2,370
TerraForm Power Operating LLC:
4.25% 1/31/23 (g)	805	785
5% 1/31/28 (g)	805	754
6.625% 6/15/25 (g)(i)	1,200	1,278
The AES Corp.:
4% 3/15/21	3,125	3,130
4.5% 3/15/23	2,065	2,070
5.125% 9/1/27	1,280	1,293
		66,171
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 4.6344% 9/30/66 (i)(j)	19,347	18,621
3 month U.S. LIBOR + 2.825% 5.1624% 6/30/66 (i)(j)	2,474	2,381
Puget Energy, Inc. 6% 9/1/21	691	736
Sempra Energy 6% 10/15/39	5,386	6,355
Wind Tre SpA 5% 1/20/26 (g)	2,690	2,405
Wisconsin Energy Corp. 3 month U.S. LIBOR + 2.113% 4.4263% 5/15/67 (i)(j)	3,876	3,772
		34,270
TOTAL UTILITIES		210,869

TOTAL NONCONVERTIBLE BONDS		3,605,488

TOTAL CORPORATE BONDS
(Cost $3,606,785)		3,614,833

U.S. Government and Government Agency Obligations - 8.8%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
1% 2/15/46	$105,170	$107,346
1.375% 2/15/44	76,180	84,182
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	79,538	78,752

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		270,280

U.S. Treasury Obligations - 7.9%
U.S. Treasury Bonds:
3% 11/15/45	202,145	201,284
3% 8/15/48	97,975	97,481
U.S. Treasury Notes:
1.25% 10/31/21	353,961	338,378
1.625% 5/15/26	218,148	199,997
1.75% 6/30/22	909,611	877,135
1.875% 7/31/22	207,750	201,120
2% 8/15/25	154,514	146,499
2.125% 7/31/24	23,033	22,200
2.125% 11/30/24	12,481	12,002
2.25% 1/31/24	17,805	17,339
2.25% 12/31/24	16,866	16,330
2.375% 5/15/27	110,000	106,000
2.5% 3/31/23	79,000	78,161

TOTAL U.S. TREASURY OBLIGATIONS		2,313,926

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,646,332)		2,584,206

Asset-Backed Securities - 0.2%
AASET Trust Series 2018-1A Class A, 3.844% 1/16/38 (g)	$5,661	$5,638
Blackbird Capital Aircraft Series 2016-1A:
Class A, 4.213% 12/16/41 (g)	12,142	12,196
Class AA, 2.487% 12/16/41 (g)	2,733	2,659
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.73% 4/20/20	1,499	1,497
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (g)	9,023	9,066
Countrywide Home Loans, Inc. Series 2004-7 Class AF5, 5.868% 1/25/35	286	288
DB Master Finance LLC Series 2017-1A:
Class A2I, 3.629% 11/20/47 (g)	4,037	3,959
Class A2II, 4.03% 11/20/47 (g)	6,802	6,733
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1 month U.S. LIBOR + 0.825% 2.8898% 3/25/34 (i)(j)	2	2
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 2.24% 11/15/34 (g)(i)(j)	194	191
Class B, 1 month U.S. LIBOR + 0.280% 2.3427% 11/15/34 (g)(i)(j)	70	69
Class C, 1 month U.S. LIBOR + 0.380% 2.4427% 11/15/34 (g)(i)(j)	117	110
Class D, 1 month U.S. LIBOR + 0.750% 2.8127% 11/15/34 (g)(i)(j)	44	42
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 3.487% 3/27/42 (i)(j)	2,016	1,577
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 2.5748% 9/25/35 (i)(j)	956	953
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 3.3098% 1/25/36 (i)(j)	1,120	1,121
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.9248% 9/25/34 (i)(j)	19	19
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (g)	8,869	8,931
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8973% 4/6/42 (a)(g)(i)(j)	1,467	908
TOTAL ASSET-BACKED SECURITIES
(Cost $52,717)		55,959

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1 month U.S. LIBOR + 0.560% 2.6248% 1/25/35 (i)(j)	219	220
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 2.2336% 2/25/37 (i)(j)	169	167
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/35 (i)(j)	195	194
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.3769% 7/20/34 (i)(j)	11	11
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 2.7048% 9/25/43 (i)(j)	972	968

TOTAL PRIVATE SPONSOR		1,560

U.S. Government Agency - 0.0%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (l)	4,460	4,398
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $5,886)		5,958

Commercial Mortgage Securities - 0.1%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8367% 2/14/43 (i)(m)	16	0
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.275% 3.3398% 12/25/33 (g)(i)(j)	12	12
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.400% 2.4648% 11/25/35 (g)(i)(j)	143	139
Class M1, 1 month U.S. LIBOR + 0.440% 2.5048% 11/25/35 (g)(i)(j)	19	18
Class M2, 1 month U.S. LIBOR + 0.490% 2.5548% 11/25/35 (g)(i)(j)	24	23
Class M3, 1 month U.S. LIBOR + 0.510% 2.5748% 11/25/35 (g)(i)(j)	21	21
Class M4, 1 month U.S. LIBOR + 0.600% 2.6648% 11/25/35 (g)(i)(j)	27	26
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 2.4548% 1/25/36 (g)(i)(j)	376	353
Class B1, 1 month U.S. LIBOR + 1.400% 3.4648% 1/25/36 (g)(i)(j)	17	18
Class M1, 1 month U.S. LIBOR + 0.450% 2.5148% 1/25/36 (g)(i)(j)	121	113
Class M2, 1 month U.S. LIBOR + 0.470% 2.5348% 1/25/36 (g)(i)(j)	36	34
Class M3, 1 month U.S. LIBOR + 0.500% 2.5648% 1/25/36 (g)(i)(j)	53	49
Class M4, 1 month U.S. LIBOR + 0.610% 2.6748% 1/25/36 (g)(i)(j)	29	28
Class M5, 1 month U.S. LIBOR + 0.650% 2.7148% 1/25/36 (g)(i)(j)	29	24
Class M6, 1 month U.S. LIBOR + 0.700% 2.7648% 1/25/36 (g)(i)(j)	31	24
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.360% 2.4248% 4/25/36 (g)(i)(j)	54	51
Class M1, 1 month U.S. LIBOR + 0.380% 2.4448% 4/25/36 (g)(i)(j)	19	19
Class M2, 1 month U.S. LIBOR + 0.400% 2.4648% 4/25/36 (g)(i)(j)	20	20
Class M3, 1 month U.S. LIBOR + 0.420% 2.4848% 4/25/36 (g)(i)(j)	17	17
Class M4, 1 month U.S. LIBOR + 0.520% 2.5848% 4/25/36 (g)(i)(j)	10	9
Class M5, 1 month U.S. LIBOR + 0.560% 2.6248% 4/25/36 (g)(i)(j)	10	9
Class M6, 1 month U.S. LIBOR + 0.640% 2.7048% 4/25/36 (g)(i)(j)	19	18
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/36 (g)(i)(j)	48	45
Class M2, 1 month U.S. LIBOR + 0.330% 2.3948% 7/25/36 (g)(i)(j)	34	32
Class M3, 1 month U.S. LIBOR + 0.350% 2.4148% 7/25/36 (g)(i)(j)	28	26
Class M4, 1 month U.S. LIBOR + 0.420% 2.4848% 7/25/36 (g)(i)(j)	19	18
Class M5, 1 month U.S. LIBOR + 0.470% 2.5348% 7/25/36 (g)(i)(j)	23	22
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 2.4948% 10/25/36 (g)(i)(j)	17	18
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 12/25/36 (g)(i)(j)	1,016	963
Class M1, 1 month U.S. LIBOR + 0.290% 2.3548% 12/25/36 (g)(i)(j)	67	62
Class M2, 1 month U.S. LIBOR + 0.310% 2.3748% 12/25/36 (g)(i)(j)	45	40
Class M3, 1 month U.S. LIBOR + 0.340% 2.4048% 12/25/36 (g)(i)(j)	46	40
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 2.3348% 3/25/37 (g)(i)(j)	218	203
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 2.3348% 7/25/37 (g)(i)(j)	230	222
Class A2, 1 month U.S. LIBOR + 0.320% 2.3848% 7/25/37 (g)(i)(j)	216	212
Class M1, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (g)(i)(j)	76	71
Class M2, 1 month U.S. LIBOR + 0.410% 2.4748% 7/25/37 (g)(i)(j)	41	38
Class M3, 1 month U.S. LIBOR + 0.490% 2.5548% 7/25/37 (g)(i)(j)	33	28
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 2.3548% 7/25/37 (g)(i)(j)	223	209
Class M1, 1 month U.S. LIBOR + 0.310% 2.3748% 7/25/37 (g)(i)(j)	45	41
Class M2, 1 month U.S. LIBOR + 0.340% 2.4048% 7/25/37 (g)(i)(j)	48	43
Class M3, 1 month U.S. LIBOR + 0.370% 2.4348% 7/25/37 (g)(i)(j)	74	64
Class M4, 1 month U.S. LIBOR + 0.500% 2.5648% 7/25/37 (g)(i)(j)	117	98
Class M5, 1 month U.S. LIBOR + 0.600% 2.6648% 7/25/37 (g)(i)(j)	45	44
Series 2004-1, Class IO, 1.25% 4/25/34 (g)(m)	421	16
Series 2006-3A, Class IO, 0% 10/25/36 (a)(g)(i)(m)	10,144	0
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (g)	1,100	1,099
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (g)(i)	6,410	6,410
Class CFX, 3.4949% 12/15/34 (g)(i)	5,380	5,370
Class DFX, 3.4949% 12/15/34 (g)(i)	4,559	4,537
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (g)	914	945
Class DFX, 5.3503% 7/5/33 (g)	1,406	1,455
Class EFX, 5.5422% 7/5/33 (g)	1,924	1,967
MSCG Trust Series 2016-SNR:
Class A, 3.4596% 11/15/34 (g)(i)	5,248	5,120
Class B, 4.181% 11/15/34 (g)	2,207	2,172
Class C, 5.205% 11/15/34 (g)	1,548	1,544
Wachovia Bank Commercial Mortgage Trust Series 2007-C30:
Class C, 5.483% 12/15/43 (i)	2,736	2,711
Class D, 5.513% 12/15/43 (i)	1,459	1,313
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $37,844)		38,223

Municipal Securities - 0.3%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,552
7.5% 4/1/34	7,195	10,110
7.55% 4/1/39	10,865	16,113
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,183
Series 2010 C1, 7.781% 1/1/35	6,325	7,252
6.05% 1/1/29	360	370
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	1,700	1,738
Series 2010-1, 6.63% 2/1/35	15,330	16,313
Series 2010-3:
5.547% 4/1/19	155	157
6.725% 4/1/35	11,505	12,345
7.35% 7/1/35	4,495	4,996
Series 2010-5, 6.2% 7/1/21	1,149	1,192
Series 2011, 5.877% 3/1/19	19,390	19,639
Series 2013, 4% 12/1/20	6,040	6,013
TOTAL MUNICIPAL SECURITIES
(Cost $96,269)		98,973

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5844% 8/22/25 (i)(j)	$2,230	$2,252
Hotels, Restaurants & Leisure - 0.0%
Alterra Mountain Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 7/31/24 (i)(j)	45	45
Stars Group Holdings BV Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.8314% 7/10/25 (i)(j)	6,880	6,931
		6,976
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3274% 6/7/23 (i)(j)	2,774	2,568
Cinemark U.S.A., Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 3.8348% 3/29/25 (i)(j)	2,587	2,588
Crown Finance U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/28/25 (i)(j)	4,778	4,761
CSC Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5635% 1/25/26 (i)(j)	459	459
Mediacom Illinois LLC Tranche N, term loan 3 month U.S. LIBOR + 1.750% 3.71% 2/15/24 (i)(j)	2,065	2,055
Numericable LLC Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.000% 5.751% 1/31/26 (i)(j)	4,044	3,881
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.31% 8/19/23 (i)(j)	5,528	5,379
		21,691

TOTAL CONSUMER DISCRETIONARY		30,919

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BI-LO LLC Tranche B, term loan 3 month U.S. LIBOR + 8.000% 10.3264% 5/31/24 (i)(j)	5,000	4,881
Tops Markets LLC term loan:
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (a)(i)(j)	582	584
3 month U.S. LIBOR + 9.500% 11.625% 2/23/19 (a)(i)(j)	582	584
U.S. Foods, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.0759% 6/27/23 (i)(j)	633	632
		6,681
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Pacific Drilling SA Tranche B, term loan 3 month U.S. LIBOR + 3.500% 0% 6/3/18 (h)(j)	369	137
Oil, Gas & Consumable Fuels - 0.1%
Ascent Resources Marcellus LLC term loan 3 month U.S. LIBOR + 6.500% 8.5802% 3/30/23 (i)(j)	279	280
Bcp Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.3259% 6/22/24 (i)(j)	1,282	1,240
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.4398% 12/31/21 (i)(j)	6,180	6,833
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 6.8159% 12/31/22 (i)(j)	3,700	3,751
Chesapeake Energy Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 7.500% 9.5759% 8/23/21 (i)(j)	6,695	6,981
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 8.0774% 3/1/24 (i)(j)	1,610	1,556
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.5826% 7/23/25 (i)(j)	635	639
		21,280

TOTAL ENERGY		21,417

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.3127% 3/1/25 (i)(j)	323	323
Diversified Financial Services - 0.0%
Cabazon Finance Authority term loan 11% 3/7/24 pay-in-kind (a)	1,880	1,880
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0673% 5/10/25 (i)(j)	64	64
Asurion LLC:
Tranche B 7LN, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 11/3/24 (i)(j)	3,860	3,870
Tranche B, term loan 3 month U.S. LIBOR + 6.500% 8.5759% 8/4/25 (i)(j)	360	370
USI, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.3344% 5/16/24 (i)(j)	457	455
		4,759

TOTAL FINANCIALS		6,962

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
HLF Financing SARL LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 8/18/25 (i)(j)	310	311
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8168% 8/3/25 (i)(j)	375	370
Electronic Equipment & Components - 0.0%
ATS Consolidated, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 5.8249% 2/28/25 (i)(j)	155	155
Internet Software & Services - 0.0%
Uber Technologies, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 3.500% 5.5673% 7/13/23 (i)(j)	2,025	2,032
3 month U.S. LIBOR + 4.000% 6.0802% 4/4/25 (i)(j)	1,580	1,590
		3,622
Software - 0.1%
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5931% 11/1/24 (i)(j)	3,520	3,593
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/16/25 (i)(j)	3,715	3,717
Tranche B 4LN, term loan 3 month U.S. LIBOR + 2.250% 4.3259% 4/16/25 (i)(j)	1,445	1,446
		8,756

TOTAL INFORMATION TECHNOLOGY		12,903

MATERIALS - 0.0%
Chemicals - 0.0%
Invictus U.S. Newco LLC Tranche 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.195% 3/28/25 (i)(j)	135	135
PQ Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.5759% 2/8/25 (i)(j)	95	95
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 3.83% 4/3/25 (i)(j)	5,985	5,968
Tronox Blocked Borrower LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (i)(j)	188	189
Tronox Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.0759% 9/22/24 (i)(j)	434	435
		6,822
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Sable International Finance Ltd. Tranche B 4LN, term loan 3 month U.S. LIBOR + 3.250% 5.3259% 2/2/26 (i)(j)	2,335	2,335
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B, term loan 3 month U.S. LIBOR + 3.750% 5.8148% 11/27/23 (i)(j)	8,730	8,768
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.08% 4/11/25 (i)(j)	500	498
		9,266

TOTAL TELECOMMUNICATION SERVICES		11,601

TOTAL BANK LOAN OBLIGATIONS
(Cost $96,859)		97,616

Bank Notes - 0.1%
Capital One NA 2.95% 7/23/21	7,402	7,291
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,037	$8,954
3.1% 6/4/20	8,635	8,599
4.682% 8/9/28 (i)	3,485	3,483
8.7% 11/18/19	532	563
RBS Citizens NA 2.5% 3/14/19	4,029	4,026
Synchrony Bank 3.65% 5/24/21	5,873	5,836
TOTAL BANK NOTES
(Cost $38,991)		38,752

Preferred Securities - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Bank of America Corp.:
5.875% (i)(n)	$5,645	$5,798
6.1% (i)(n)	1,680	1,816
Barclays Bank PLC 7.625% 11/21/22	7,765	8,585
Citigroup, Inc.:
5.35% (i)(n)	6,540	6,582
5.95% (i)(n)	1,325	1,364
5.95% (i)(n)	5,000	5,186
Credit Agricole SA:
6.625% (g)(i)(n)	7,820	7,990
7.875% (g)(i)(n)	2,225	2,394
8.125% (g)(i)(n)	4,510	5,031
JPMorgan Chase & Co. 6% (i)(n)	11,680	12,233
Royal Bank of Scotland Group PLC:
7.5% (i)(n)	2,245	2,330
8.625% (i)(n)	2,380	2,583
Standard Chartered PLC 7.5% (g)(i)(n)	3,195	3,398
		65,290
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (i)(n)	4,850	5,046
TOTAL PREFERRED SECURITIES
(Cost $67,566)		70,336
	Shares	Value (000s)

Fixed-Income Funds - 5.3%
Fidelity Mortgage Backed Securities Central Fund (o)
(Cost $1,540,896)	14,681,787	1,547,167

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)(b)
(Cost $11)	11,215	11

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 1.97% (p)	1,612,235,555	1,612,558
Fidelity Securities Lending Cash Central Fund 1.98% (p)(q)	27,057,501	27,060
TOTAL MONEY MARKET FUNDS
(Cost $1,639,623)		1,639,618
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $21,936,844)		29,415,094
NET OTHER ASSETS (LIABILITIES) - 0.2%		60,686
NET ASSETS - 100%		$29,475,780

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Level 3 security

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated company

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $665,709,000 or 2.3% of net assets.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $965,421,000 or 3.3% of net assets.

 (h) Non-income producing - Security is in default.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (k) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (n) Security is perpetual in nature with no stated maturity date.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (p) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (q) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Ant International Co. Ltd. Class C	5/16/18	$10,000
Atom Tickets LLC	8/15/17	$15,000
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Generation Bio Series B	2/21/18	$3,388
Get Heal, Inc. Series B	11/7/16	$2,597
Goop International Holdings, Inc. Series C	12/15/17	$20,000
Jello Labs, Inc. Series C	12/22/16	$17,000
Jello Labs, Inc. 2% 3/22/20	3/23/18 - 7/11/18	$1,544
Lyft, Inc. Series H	11/22/17	$30,000
Lyft, Inc. Series I	6/27/18	$18,000
Moda Operandi, Inc. Series E	12/18/14	$20,000
Moda Operandi, Inc. Series F	12/13/17	$8,526
Mulberry Health, Inc. Series A	3/23/18	$5,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Mulberry Health, Inc. Series AA	3/23/18	$170
Neutron Holdings, Inc. Series C	7/3/18	$7,056
Peloton Interactive, Inc. Series E	3/31/17	$10,000
Rent the Runway, Inc. Series E	12/22/16	$30,000
Space Exploration Technologies Corp. Class A	9/11/17	$5,551
Space Exploration Technologies Corp. Class C	9/11/17	$757
Space Exploration Technologies Corp. Series H	8/4/17	$7,009
The Honest Co., Inc. Series D	8/3/15	$9,000
The Honest Co., Inc. Series E	9/28/17	$20,000
The Void LLC	12/21/17	$20,000
Tory Burch LLC Class A	5/14/15	$50,000
Tory Burch LLC Class B	12/31/12	$17,505
TulCo LLC	8/24/17 - 12/14/17	$15,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Vice Holding, Inc.	8/3/12 - 7/18/14	$61,641
WME Entertainment Parent, LLC Class A	4/13/16 - 8/16/16	$50,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10,668
Fidelity Mortgage Backed Securities Central Fund	38,424
Fidelity Securities Lending Cash Central Fund	854
Total	$49,946

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases(a)	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,399,390	$193,456	$--	$--	$(45,679)	$1,547,167	19.3%
Total	$1,399,390	$193,456	$--	$--	$(45,679)	$1,547,167

 (a) Includes the value of shares purchased through in-kind transactions. See Note 2 of the Notes to Financial Statements.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
LiveXLive Media, Inc.	$--	$16,081	$--	$--	$--	$4,300	$20,381
Total	$--	$16,081	$--	$--	$--	$4,300	$20,381

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,456,189	$3,004,740	$32,606	$418,843
Consumer Staples	994,645	833,917	159,200	1,528
Energy	1,149,747	1,149,083	--	664
Financials	2,743,335	2,743,335	--	--
Health Care	3,115,454	3,085,059	--	30,395
Industrials	1,604,910	1,564,910	--	40,000
Information Technology	5,505,715	5,345,755	--	159,960
Materials	584,493	584,493	--	--
Real Estate	148,764	138,764	--	10,000
Telecommunication Services	26,554	26,554	--	--
Utilities	293,636	289,647	3,989	--
Corporate Bonds	3,614,833	--	3,613,289	1,544
U.S. Government and Government Agency Obligations	2,584,206	--	2,584,206	--
Asset-Backed Securities	55,959	--	55,051	908
Collateralized Mortgage Obligations	5,958	--	5,958	--
Commercial Mortgage Securities	38,223	--	38,223	--
Municipal Securities	98,973	--	98,973	--
Bank Loan Obligations	97,616	--	94,568	3,048
Bank Notes	38,752	--	38,752	--
Preferred Securities	70,336	--	70,336	--
Fixed-Income Funds	1,547,167	1,547,167	--	--
Other	11	--	--	11
Money Market Funds	1,639,618	1,639,618	--	--
Total Investments in Securities:	$29,415,094	$21,953,042	$6,795,151	$666,901

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$402,977
Net Realized Gain (Loss) on Investment Securities	(22)
Net Unrealized Gain (Loss) on Investment Securities	(54,708)
Cost of Purchases	79,407
Proceeds of Sales	(5,423)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$422,231
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$(49,407)
Other Investments in Securities
Beginning Balance	$192,308
Net Realized Gain (Loss) on Investment Securities	(4,776)
Net Unrealized Gain (Loss) on Investment Securities	(9,927)
Cost of Purchases	80,161
Proceeds of Sales	(13,129)
Amortization/Accretion	33
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$244,670
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$14,755

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information

The composition of credit quality ratings as a percentage of Total Net Assets is as follows (Unaudited):

U.S. Government and U.S. Government Agency Obligations	15.0%
AAA,AA,A	1.8%
BBB	7.0%
BB	2.4%
B	1.3%
CCC,CC,C	1.0%
Not Rated	0.1%
Equities	66.6%
Short-Term Investments and Net Other Assets	4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2018
Assets
Investment in securities, at value (including securities loaned of $26,077) — See accompanying schedule: Unaffiliated issuers (cost $18,740,244)	$26,207,928
Fidelity Central Funds (cost $3,180,519)	3,186,785
Other affiliated issuers (cost $16,081)	20,381
Total Investment in Securities (cost $21,936,844)		$29,415,094
Cash		250
Restricted cash		809
Receivable for investments sold		6,125
Receivable for fund shares sold		20,678
Dividends receivable		29,119
Interest receivable		61,292
Distributions receivable from Fidelity Central Funds		5,460
Prepaid expenses		66
Other receivables		2,253
Total assets		29,541,146
Liabilities
Payable for investments purchased	$4,889
Payable for fund shares redeemed	19,338
Accrued management fee	9,440
Other affiliated payables	2,879
Other payables and accrued expenses	1,749
Collateral on securities loaned	27,071
Total liabilities		65,366
Net Assets		$29,475,780
Net Assets consist of:
Paid in capital		$20,238,957
Undistributed net investment income		116,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,641,859
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		7,478,248
Net Assets		$29,475,780
Puritan:
Net Asset Value, offering price and redemption price per share ($22,863,579 ÷ 910,719 shares)		$25.10
Class K:
Net Asset Value, offering price and redemption price per share ($6,612,201 ÷ 263,529 shares)		$25.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2018
Investment Income
Dividends		$261,810
Interest		264,372
Income from Fidelity Central Funds		49,946
Total income		576,128
Expenses
Management fee	$108,410
Transfer agent fees	31,108
Accounting and security lending fees	2,247
Custodian fees and expenses	271
Independent trustees' fees and expenses	120
Registration fees	295
Audit	522
Legal	(120)
Miscellaneous	192
Total expenses before reductions	143,045
Expense reductions	(1,271)
Total expenses after reductions		141,774
Net investment income (loss)		434,354
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,067,339
Fidelity Central Funds	(14)
Foreign currency transactions	189
Total net realized gain (loss)		2,067,514
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of increase in deferred foreign taxes of $6)	1,267,724
Fidelity Central Funds	(45,685)
Other affiliated issuers	4,300
Assets and liabilities in foreign currencies	(8)
Total change in net unrealized appreciation (depreciation)		1,226,331
Net gain (loss)		3,293,845
Net increase (decrease) in net assets resulting from operations		$3,728,199

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2018	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$434,354	$447,476
Net realized gain (loss)	2,067,514	851,934
Change in net unrealized appreciation (depreciation)	1,226,331	1,757,992
Net increase (decrease) in net assets resulting from operations	3,728,199	3,057,402
Distributions to shareholders from net investment income	(374,856)	(470,001)
Distributions to shareholders from net realized gain	(766,442)	(437,826)
Total distributions	(1,141,298)	(907,827)
Share transactions - net increase (decrease)	559,715	(1,583,535)
Total increase (decrease) in net assets	3,146,616	566,040
Net Assets
Beginning of period	26,329,164	25,763,124
End of period	$29,475,780	$26,329,164
Other Information
Undistributed net investment income end of period	$116,716	$61,927

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Puritan Fund

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.90	$21.07	$21.02	$22.91	$20.98
Income from Investment Operations
Net investment income (loss)A	.37	.37	.36	.47B	.36
Net realized and unrealized gain (loss)	2.81	2.21	1.10	(.33)	3.60
Total from investment operations	3.18	2.58	1.46	.14	3.96
Distributions from net investment income	(.32)	(.39)C	(.34)	(.46)	(.35)
Distributions from net realized gain	(.67)	(.36)C	(1.07)	(1.57)	(1.68)
Total distributions	(.98)D	(.75)	(1.41)	(2.03)	(2.03)
Net asset value, end of period	$25.10	$22.90	$21.07	$21.02	$22.91
Total ReturnE	14.34%	12.64%	7.36%	.87%	20.17%
Ratios to Average Net AssetsF,G
Expenses before reductions	.54%	.55%	.56%	.56%	.56%
Expenses net of fee waivers, if any	.53%	.55%	.56%	.56%	.56%
Expenses net of all reductions	.53%	.55%	.55%	.55%	.56%
Net investment income (loss)	1.54%	1.73%	1.77%	2.13%B	1.68%
Supplemental Data
Net assets, end of period (in millions)	$22,864	$20,132	$19,754	$18,812	$18,351
Portfolio turnover rateH	44%I	45%	36%	106%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.55%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $.98 per share is comprised of distributions from net investment income of $.318 and distributions from net realized gain of $.666 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Puritan Fund Class K

Years ended August 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$22.89	$21.06	$21.01	$22.90	$20.98
Income from Investment Operations
Net investment income (loss)A	.39	.39	.38	.49B	.39
Net realized and unrealized gain (loss)	2.81	2.21	1.10	(.33)	3.58
Total from investment operations	3.20	2.60	1.48	.16	3.97
Distributions from net investment income	(.34)	(.41)C	(.36)	(.48)	(.37)
Distributions from net realized gain	(.67)	(.36)C	(1.07)	(1.57)	(1.68)
Total distributions	(1.00)D	(.77)	(1.43)	(2.05)	(2.05)
Net asset value, end of period	$25.09	$22.89	$21.06	$21.01	$22.90
Total ReturnE	14.44%	12.76%	7.48%	.96%	20.25%
Ratios to Average Net AssetsF,G
Expenses before reductions	.45%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.45%	.46%	.46%	.46%	.46%
Expenses net of all reductions	.44%	.45%	.46%	.46%	.46%
Net investment income (loss)	1.63%	1.82%	1.86%	2.23%B	1.78%
Supplemental Data
Net assets, end of period (in millions)	$6,612	$6,198	$6,009	$5,939	$6,162
Portfolio turnover rateH	44%I	45%	36%	106%	160%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.65%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total distributions of $1.00 per share is comprised of distributions from net investment income of $.337 and distributions from net realized gain of $.666 per share.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2018
(Amounts in thousands except percentages)

1. Organization.

Fidelity Puritan Fund (the Fund) is a fund of Fidelity Puritan Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Puritan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

During the period, the Fund completed an exchange in-kind with Fidelity Mortgage Backed Securities Central Fund. The Fund delivered investments, including accrued interest valued at $74,989 (which included $19 of unrealized depreciation), in exchange for 695 shares of Fidelity Mortgage Backed Securities Central Fund. The Fund generally did not recognize gain or loss for federal income tax purposes.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment-grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Options	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$1,544	Market approach	Transaction price	$100.00	Increase
		Recovery value	Recovery value	0.0%	Increase
Asset-Backed Securities	$908	Discount cash flow	Spread	4.3%	Decrease
Commercial Mortgage Securities	$0	Expected distribution	Recovery rate	0.0%	Increase
Bank Loan Obligations	$1,880	Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	6.5	Increase
			Discount for lack of marketability	15.0%	Decrease
Equities	$661,390	Market comparable	Enterprise value/Sales multiple (EV/S)	1.4 - 4.8 / 3.8	Increase
			Transaction price	$9.15	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	4.2 - 13.1 / 12.9	Increase
			Discount rate	10.0% - 49.0% / 45.6%	Decrease
			Discount for lack of marketability	10.0% - 25.0% / 11.9%	Decrease
			Premium rate	29.0%	Increase
		Market approach	Transaction price	$0.18 - $544.29 / $68.24	Increase
		Book value	Book value multiple	1.0	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$11	Recovery value	Recovery value	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2018, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $1,513 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2018, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, contingent interest, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), equity-debt classifications and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$7,903,477
Gross unrealized depreciation	(485,951)
Net unrealized appreciation (depreciation)	$7,417,526
Tax Cost	$21,997,568

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$92,036
Undistributed long-term capital gain	$1,728,783
Net unrealized appreciation (depreciation) on securities and other investments	$7,417,530

The tax character of distributions paid was as follows:

	August 31, 2018	August 31, 2017
Ordinary Income	$404,001	$ 495,332
Long-term Capital Gains	737,297	412,495
Total	$1,141,298	$ 907,827

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $190,751 in these Subsidiaries, representing .65% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, in-kind transactions and U.S. government securities, aggregated $10,222,337 and $12,782,388, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .24% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Puritan, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Puritan	$28,186.13
Class K	2,922.05
	$31,108

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions. For the period, the fees were equivalent to an annual rate of .01%.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $208 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $77 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,106. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $854, including $40 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $971 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $274.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2018	Year ended August 31, 2017
From net investment income
Puritan	$284,446	$354,958
Class K	90,410	115,043
Total	$374,856	$470,001
From net realized gain
Puritan	$586,678	$334,859
Class K	179,764	102,967
Total	$766,442	$437,826

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2018	Year ended August 31, 2017	Year ended August 31, 2018	Year ended August 31, 2017
Puritan
Shares sold	116,115	78,110	$2,767,345	$1,679,995
Reinvestment of distributions	35,650	31,195	823,587	653,242
Shares redeemed	(120,147)	(167,668)	(2,852,632)	(3,600,951)
Net increase (decrease)	31,618	(58,363)	$738,300	$(1,267,714)
Class K
Shares sold	38,459	35,138	$912,229	$754,339
Reinvestment of distributions	11,704	10,413	270,174	218,011
Shares redeemed	(57,431)	(60,050)	(1,360,988)	(1,288,171)
Net increase (decrease)	(7,268)	(14,499)	$(178,585)	$(315,821)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Puritan Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Puritan Fund (one of the funds constituting Fidelity Puritan Trust, referred to hereafter as the "Fund") as of August 31, 2018, the related statement of operations for the year ended August 31, 2018, the statement of changes in net assets for each of the two years in the period ended August 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2018 and the financial highlights for each of the five years in the period ended August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018 by correspondence with the custodian, agent banks, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 18, 2018

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel and Michael E. Wiley, each of the Trustees oversees 283 funds. Mr. Chiel oversees 151 funds. Mr. Wiley oversees 193 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. James C. Curvey is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  In addition, the Independent Trustees have worked with Fidelity to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

James C. Curvey (1935)

Year of Election or Appointment: 2007

Trustee

Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity® funds. Mr. Curvey is Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey is an Overseer Emeritus for the Boston Symphony Orchestra, a Director of Artis-Naples, and a Trustee of Brewster Academy in Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-2018), Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014) and a Director of FMR and FMR Co., Inc. (investment adviser firms, 2007-2014).

Charles S. Morrison (1960)

Year of Election or Appointment: 2014

Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as President of Fidelity SelectCo, LLC (investment adviser firm, 2017-present) and Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present), a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), as a member of the Independent Directors Council (IDC) Governing Council (2010-2015), and as a member of the Board of Directors for The Brookville Center for Children’s Services, Inc. (2009-2017). Mr. Dirks is a member of the Finance Committee (2016-present), Board of Directors (2017-present) and Board of Trustees (2018-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as a Trustee of other Fidelity® funds. Mr. Donahue is President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as a Member of the Advisory Board of certain Fidelity® funds (2015-2018) and Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006), and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue serves as a Member (2007-present) and Co-Chairman (2016-present) of the Board of Directors of United Way of New York, Member of the Board of Directors of NYC Leadership Academy (2012-present) and Member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). He also served as Chairman (2010-2012) and Member of the Board of Directors (2012-2013) of Omgeo, LLC (financial services), Treasurer of United Way of New York (2012-2016), and Member of the Board of Directors of XBRL US (financial services non-profit, 2009-2012) and the International Securities Services Association (2009-2012).

Alan J. Lacy (1953)

Year of Election or Appointment: 2008

Trustee

Mr. Lacy also serves as Trustee of other Fidelity® funds. Mr. Lacy serves as a Director of Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). He is a Trustee of the California Chapter of The Nature Conservancy (2015-present) and a Director of the Center for Advanced Study in the Behavioral Sciences at Stanford University (2015-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation (retail) and Chief Executive Officer and Chairman of the Board of Sears, Roebuck and Co. (retail, 2000-2005). Previously, Mr. Lacy served as Chairman (2014-2017) and a member (2010-2017) of the Board of Directors of Dave & Buster’s Entertainment, Inc. (restaurant and entertainment complexes), as Chairman (2008-2011) and a member (2006-2015) of the Board of Trustees of the National Parks Conservation Association, and as a member of the Board of Directors for The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), Earth Fare, Inc. (retail grocery, 2010-2014), and The Western Union Company (global money transfer, 2006-2011).

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2000

Trustee

Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity® funds. Mr. Lautenbach currently serves as Vice Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has most recently served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner and Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach also had a 30-year career with IBM (technology company) during which time he served as Senior Vice President and a member of the Corporate Executive Committee (1968-1998).

Joseph Mauriello (1944)

Year of Election or Appointment: 2008

Trustee

Mr. Mauriello also serves as Trustee of other Fidelity® funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-2018).

Cornelia M. Small (1944)

Year of Election or Appointment: 2005

Trustee

Ms. Small also serves as Trustee of other Fidelity® funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to Mr. Smith's retirement, he served as Chairman and Chief Executive Officer of Inbrand Corp. (manufacturer of personal absorbent products, 1990-1997). He also served as President (1986-1990) of Inbrand Corp. Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank. In addition, Mr. Smith served as a Member of the Advisory Board of certain Fidelity® funds (2012-2013) and as a board member of the Jackson Hole Land Trust (2009-2012).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Vicki L. Fuller (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Fuller also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Fuller serves as a member of the Board of Directors, Audit Committee, and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present). Previously, Ms. Fuller served as the Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

William S. Stavropoulos (1939)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Stavropoulos also serves as Member of the Advisory Board of other Fidelity® funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of Artis-Naples in Naples, Florida. Previously, Mr. Stavropoulos served as Trustee of certain Fidelity® funds (2001-2018) and as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

Carol B. Tomé (1957)

Year of Election or Appointment: 2018

Member of the Advisory Board

Ms. Tomé also serves as Member of the Advisory Board of other Fidelity® funds. Ms. Tomé is Chief Financial Officer (2001-present) and Executive Vice President of Corporate Services (2007-present) of The Home Depot, Inc. (home improvement retailer) and a Director (2003-present) and Chair of the Audit Committee (2004-present) of United Parcel Service, Inc. (package delivery and supply chain management). Previously, Ms. Tomé served as Trustee of certain Fidelity® funds (2017), Senior Vice President of Finance and Accounting/Treasurer (2000-2007) and Vice President and Treasurer (1995-2000) of The Home Depot, Inc. and Chair of the Board (2010-2012), Vice Chair of the Board (2009 and 2013), and a Director (2008-2013) of the Federal Reserve Bank of Atlanta. Ms. Tomé is also a director or trustee of many community and professional organizations.

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Member of the Advisory Board

Mr. Wiley also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Wiley serves as a Director of Andeavor Corporation (independent oil refiner and marketer, 2005-present), a Director of Andeavor Logistics LP (natural resources logistics, 2015-present), and a Director of Bill Barrett Corporation (exploration and production, 2005-present). In addition, Mr. Wiley also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Trustee of other Fidelity® funds (2008-2013), as a Director of Asia Pacific Exploration Consolidated (international oil and gas exploration and production, 2008-2013), as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-2010), as a Senior Energy Advisor of Katzenbach Partners, LLC (consulting, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production, 2001-2005).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Global Equity Research (2016-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Global Equity Research (2018-present) and is an employee of Fidelity Investments (2013-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2018 to August 31, 2018).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee, which was eliminated effective August 1, 2018, is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2018	Ending Account Value August 31, 2018	Expenses Paid During Period-B March 1, 2018 to August 31, 2018
Puritan	.53%
Actual		$1,000.00	$1,064.90	$2.76
Hypothetical-C		$1,000.00	$1,022.53	$2.70
Class K	.45%
Actual		$1,000.00	$1,065.40	$2.34
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Puritan Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Puritan Fund
Puritan	10/15/18	10/12/18	$0.099	$1.473
Class K	10/15/18	10/12/18	$0.104	$1.473

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2018, $2,015,192,643, or, if subsequently determined to be different, the net capital gain of such year.

A total of 9.03% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $152,103,593 of distributions paid during the period January 1, 2018 to August 31, 2018 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

Puritan designates 11%, 39%, 78%, and 78%; Class K designates 10%, 37%, 74%, and 74% of the dividends distributed in October 2017, December 2017, April 2018 and July 2018, respectively during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Puritan designates 14%, 49%, 87% and 87%; Class K designates 13%, 47%, 83%, and 82% of the dividends distributed in October 2017, December 2017, April 2018 and July 2018, respectively during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

Board Approval of Investment Advisory Contracts

Fidelity Puritan Fund

At its July 2018 meeting, the Board of Trustees, including the Independent Trustees (together, the Board), voted to continue the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund for six months through January 31, 2019, in connection with the reunification of the Fidelity Equity High Income Funds Board, which oversees the fund, and the Sector Portfolios Board.

The Board considered that the approval of the fund's Advisory Contracts will not result in any changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the fees and expenses paid by shareholders; (iii) the nature, extent or quality of services provided under the fund's Advisory Contracts; or (iv) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be renewed, without modification, through January 31, 2019, with the understanding that the Board will consider the annual renewal for a full one year period in January 2019.

In connection with its consideration of future renewals of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the management fee and total expenses for the fund; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders, to the extent applicable, as well as potential fall-out benefits from Fidelity's non-fund businesses; and (iv) whether there have been economies of scale in respect of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is the potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the fund's management fee structure is fair and reasonable, and that the continuation of the fund's Advisory Contracts should be approved.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

PUR-K-ANN-1018
1.863165.109

Item 2.

Code of Ethics

As of the end of the period, August 31, 2018, Fidelity Puritan Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Balanced Fund and Fidelity Puritan Fund (the “Funds”):

Services Billed by PwC

August 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$95,000	$10,300	$8,100	$5,000
Fidelity Puritan Fund	$234,000	$18,900	$241,000	$9,300

August 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Balanced Fund	$154,000	$14,400	$10,200	$6,800
Fidelity Puritan Fund	$229,000	$21,000	$46,000	$9,900

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2018A	August 31, 2017A
Audit-Related Fees	$7,605,000	$9,815,000
Tax Fees	$20,000	$155,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2018A	August 31, 2017A
PwC	$10,875,000	$12,615,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 25, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 25, 2018